GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 97.7%
Australia – 0.0%
3,693 Yancoal Australia Ltd. (Energy) $ 14,868
Brazil – 3.4%
59,165 Ambev SA (Consumer Staples) 126,145
7,889 Atacadao SA (Consumer
Staples)* 8,456
71,100 B3 SA – Brasil Bolsa Balcao
(Financials) 110,270
19,538 Banco Bradesco SA (Financials) 36,421
20,036 Banco BTG Pactual SA
(Financials) 101,612
23,078 Banco do Brasil SA (Financials) 95,742
5,266 Banco Santander Brasil SA
(Financials) 21,988
9,015 BB Seguridade Participacoes
SA (Financials) 50,626
9,973 BRF SA (Consumer Staples) 41,441
6,854 Caixa Seguridade Participacoes
SA (Financials) 16,680
14,076 CCR SA (Industrials) 26,004
15,572 Centrais Eletricas Brasileiras
SA (Utilities) 89,640
6,070 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 94,527
1 Cia Energetica de Minas Gerais
(Utilities) 2
10,380 Cia Paranaense de Energia
(Utilities) 15,177
8,849 Cia Siderurgica Nacional SA
(Materials) 16,540
15,526 Cosan SA (Energy) 26,498
2,771 CPFL Energia SA (Utilities) 15,139
6,226 CSN Mineracao SA (Materials) 5,506
9,221 Embraer SA (Industrials)* 89,775
3,811 Energisa SA (Utilities) 25,666
8,468 Eneva SA (Utilities)* 16,381
2,299 Engie Brasil Energia SA
(Utilities) 14,632
15,486 Equatorial Energia SA
(Utilities) 79,393
62,936 Hapvida Participacoes e
Investimentos SA (Health
Care)*
(a)
28,460
5,596 Hypera SA (Health Care) 18,295
6,043 Itau Unibanco Holding SA
(Financials) 28,866
12,326 Klabin SA (Materials) 45,851
11,499 Localiza Rent a Car SA
(Industrials) 72,376
12,696 Lojas Renner SA (Consumer
Discretionary) 32,024
3,548 Multiplan Empreendimentos
Imobiliarios SA (Real Estate) 14,137
11,219 Natura & Co. Holding SA
(Consumer Staples) 26,081
2,877 Neoenergia SA (Utilities) 9,348
42,474 NU Holdings Ltd., Class A
(Financials)* 532,199
2,505 Pagseguro Digital Ltd., Class A
(Financials)* 18,387
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
49,313 Petroleo Brasileiro SA (Energy) $ 352,009
2,402 Porto Seguro SA (Financials) 15,223
10,787 PRIO SA (Energy) 72,520
16,886 Raia Drogasil SA (Consumer
Staples) 67,989
13,213 Rede D’Or Sao Luiz SA (Health
Care)
(a)
59,861
16,354 Rumo SA (Industrials) 53,275
3,394 StoneCo Ltd., Class A
(Financials)* 32,175
9,301 Suzano SA (Materials) 97,206
5,455 Telefonica Brasil SA
(Communication Services) 45,243
11,097 TIM SA (Communication
Services) 29,440
6,894 TOTVS SA (Information
Technology) 31,707
9,710 Ultrapar Participacoes SA
(Energy) 29,176
52,292 Vale SA (Materials) 514,805
14,965 Vibra Energia SA (Consumer
Discretionary) 51,708
19,911 WEG SA (Industrials) 179,880
5,207 XP, Inc., Class A (Financials) 70,503
3,653,005
Chile – 0.3%
587,150 Banco de Chile (Financials) 66,849
1,241 Banco de Credito e Inversiones
SA (Financials) 35,301
858,515 Banco Santander Chile
(Financials) 40,804
17,061 Cencosud SA (Consumer
Staples) 35,826
213,052 Cia Sud Americana de Vapores
SA (Industrials) 11,392
16,607 Empresas CMPC SA
(Materials) 26,112
5,535 Empresas Copec SA (Consumer
Discretionary) 34,307
271,769 Enel Americas SA (Utilities) 25,191
325,460 Enel Chile SA (Utilities) 17,869
15,829 Falabella SA (Consumer
Discretionary)* 53,506
2,928,570 Latam Airlines Group SA
(Industrials) 40,498
387,655
China – 26.1%
5,987 360 Security Technology,
Inc., Class A (Information
Technology) 11,065
1,193 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 2,774
188 3peak, Inc., Class A
(Information Technology)* 2,772
9,401 AAC Technologies Holdings,
Inc. (Information Technology) 42,284

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
658 Accelink Technologies Co.
Ltd., Class A (Information
Technology) $ 3,825
188 ACM Research Shanghai,
Inc., Class A (Information
Technology) 3,007
545 Advanced Micro-Fabrication
Equipment Inc China, Class A
(Information Technology) 16,687
682 AECC Aero-Engine Control Co.
Ltd., Class A (Industrials) 2,080
1,939 AECC Aviation Power Co. Ltd.,
Class A (Industrials) 11,200
64,673 Agricultural Bank of China
Ltd., Class A (Financials) 42,904
409,814 Agricultural Bank of China
Ltd., Class H (Financials) 204,340
7,998 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 16,193
423 AIMA Technology Group
Co. Ltd., Class A (Consumer
Discretionary) 2,164
8,359 Air China Ltd., Class A
(Industrials)* 9,546
25,036 Air China Ltd., Class H
(Industrials)*
(b)
16,183
2,282 Airtac International Group
(Industrials) 55,499
1,222 Aisino Corp., Class A
(Information Technology) 1,680
5,434 Akeso, Inc. (Health Care)*
(a)(b)
51,047
214,689 Alibaba Group Holding Ltd.
(Consumer Discretionary) 2,307,861
12,008 Aluminum Corp. of China Ltd.,
Class A (Materials) 12,454
52,350 Aluminum Corp. of China Ltd.,
Class H (Materials) 31,081
334 Amlogic Shanghai Co.
Ltd., Class A (Information
Technology)* 3,169
1,789 An Hui Wenergy Co. Ltd., Class
A (Utilities) 1,905
376 Andon Health Co. Ltd., Class A
(Health Care) 2,243
5,318 Angang Steel Co. Ltd., Class A
(Materials)* 1,775
20,529 Angang Steel Co. Ltd., Class H
(Materials)* 3,720
689 Angel Yeast Co. Ltd., Class A
(Consumer Staples) 3,277
3,457 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 12,234
16,415 Anhui Conch Cement Co. Ltd.,
Class H (Materials) 42,822
5,377 Anhui Expressway Co. Ltd.,
Class H (Industrials) 6,274
1,123 Anhui Gujing Distillery Co.
Ltd., Class A (Consumer
Staples) 29,371
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,692 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary) $ 8,193
287 Anhui Kouzi Distillery Co. Ltd.,
Class A (Consumer Staples) 1,605
529 Anhui Yingjia Distillery Co.
Ltd., Class A (Consumer
Staples) 4,497
169 Anjoy Foods Group Co. Ltd.,
Class A (Consumer Staples) 2,046
366 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 4,140
16,997 ANTA Sports Products Ltd.
(Consumer Discretionary) 167,970
792 Apeloa Pharmaceutical Co.
Ltd., Class A (Health Care) 1,815
658 Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A (Materials)* 1,893
165 Asymchem Laboratories Tianjin
Co. Ltd., Class A (Health Care) 1,909
332 Asymchem Laboratories Tianjin
Co. Ltd., Class H (Health
Care)
(a)
2,195
835 Atour Lifestyle Holdings Ltd.
ADR (Consumer Discretionary) 21,000
282 Autobio Diagnostics Co. Ltd.,
Class A (Health Care) 1,807
884 Autohome, Inc. ADR
(Communication Services) 24,319
1,355 Avary Holding Shenzhen Co.
Ltd., Class A (Information
Technology) 6,272
7,744 AVIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials) 4,358
33,209 AviChina Industry &
Technology Co. Ltd., Class H
(Industrials) 16,132
282 AVICOPTER PLC, Class A
(Industrials) 1,598
4,139 BAIC BluePark New Energy
Technology Co. Ltd., Class A
(Consumer Discretionary)* 5,218
29,352 Baidu, Inc., Class A
(Communication Services)* 306,664
16,861 Bank of Beijing Co. Ltd., Class
A (Financials) 13,302
3,199 Bank of Changsha Co. Ltd.,
Class A (Financials) 3,772
3,194 Bank of Chengdu Co. Ltd.,
Class A (Financials) 7,013
32,844 Bank of China Ltd., Class A
(Financials) 22,694
1,113,962 Bank of China Ltd., Class H
(Financials) 516,787
5,646 Bank of Chongqing Co. Ltd.,
Class H (Financials) 4,165

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
31,611 Bank of Communications Co.
Ltd., Class A (Financials) $ 31,957
97,159 Bank of Communications Co.
Ltd., Class H (Financials) 70,170
2,729 Bank of Guiyang Co. Ltd.,
Class A (Financials) 2,273
5,183 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 10,115
14,735 Bank of Jiangsu Co. Ltd., Class
A (Financials) 18,392
8,641 Bank of Nanjing Co. Ltd., Class
A (Financials) 12,597
5,598 Bank of Ningbo Co. Ltd., Class
A (Financials) 19,047
12,656 Bank of Shanghai Co. Ltd.,
Class A (Financials) 14,313
2,729 Bank of Suzhou Co. Ltd., Class
A (Financials) 2,981
6,337 Bank of Zhengzhou Co. Ltd.,
Class A (Financials)* 1,853
17,543 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 16,017
7,362 BBMG Corp., Class A
(Materials) 1,909
8,842 BeiGene Ltd. (Health Care)* 146,353
5,740 Beijing Capital Eco-
Environment Protection Group
Co. Ltd., Class A (Utilities) 2,597
282 Beijing Compass Technology
Development Co. Ltd., Class A
(Financials)* 3,878
3,720 Beijing Dabeinong Technology
Group Co. Ltd., Class A
(Consumer Staples)* 2,350
169 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 1,069
658 Beijing E-Hualu Information
Technology Co. Ltd., Class A
(Information Technology)* 2,447
2,211 Beijing Enlight Media Co.
Ltd., Class A (Communication
Services) 2,693
6,942 Beijing Enterprises Holdings
Ltd. (Utilities) 21,812
56,615 Beijing Enterprises Water
Group Ltd. (Utilities) 15,497
188 Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
(Information Technology) 2,998
4,609 Beijing Jingneng Power Co.
Ltd., Class A (Utilities) 2,301
357 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 14,512
951 Beijing New Building Materials
PLC, Class A (Industrials) 3,741
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,071 Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A (Materials) $ 3,893
2,568 Beijing Originwater Technology
Co. Ltd., Class A (Industrials) 2,075
74 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Discretionary) 2,189
1,359 Beijing Shiji Information
Technology Co. Ltd., Class A
(Information Technology) 1,439
1,945 Beijing Shougang Co. Ltd.,
Class A (Materials) 853
1,467 Beijing Tiantan Biological
Products Corp. Ltd., Class A
(Health Care) 4,348
1,058 Beijing Tongrentang Co. Ltd.,
Class A (Health Care) 5,948
538 Beijing United Information
Technology Co. Ltd., Class A
(Industrials) 1,964
554 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care) 5,573
2,071 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 2,965
34,055 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 26,913
6,492 Beiqi Foton Motor Co.
Ltd., Class A (Consumer
Discretionary)* 2,301
188 Bestechnic Shanghai Co.
Ltd., Class A (Information
Technology) 7,234
238 Bethel Automotive Safety
Systems Co. Ltd., Class A
(Consumer Discretionary) 1,425
169 Betta Pharmaceuticals Co. Ltd.,
Class A (Health Care) 1,290
407 BGI Genomics Co. Ltd., Class
A (Health Care) 2,561
3,792 Bilibili, Inc., Class Z
(Communication Services)* 72,609
347 Biwin Storage Technology Co.
Ltd., Class A (Information
Technology)* 2,860
545 Bloomage Biotechnology Corp.
Ltd., Class A (Health Care) 4,447
2,071 Bluefocus Intelligent
Communications Group Co.
Ltd., Class A (Communication
Services) 3,131
2,779 BOC Aviation Ltd.
(Industrials)
(a)
21,481
48,166 BOC Hong Kong Holdings Ltd.
(Financials) 147,935

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,945 BOC International China Co.
Ltd., Class A (Financials) $ 3,106
29,574 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 17,539
39,278 Brilliance China Automotive
Holdings Ltd. (Consumer
Discretionary) 14,487
940 BTG Hotels Group Co.
Ltd., Class A (Consumer
Discretionary) 1,867
1,408 BYD Co. Ltd., Class A
(Consumer Discretionary) 53,369
13,865 BYD Co. Ltd., Class H
(Consumer Discretionary) 451,859
798 By-health Co. Ltd., Class A
(Consumer Staples) 1,378
8,010 C&D International Investment
Group Ltd. (Real Estate)
(b)
13,238
2,071 Caida Securities Co. Ltd., Class
A (Financials) 2,159
3,723 Caitong Securities Co. Ltd.,
Class A (Financials) 4,318
336 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology)* 25,997
668 Canmax Technologies Co. Ltd.,
Class A (Materials) 2,584
1,034 Capital Securities Co. Ltd.,
Class A (Financials) 3,440
670 Cathay Biotech, Inc., Class A
(Materials) 4,128
15,428 CCOOP Group Co. Ltd., Class
A (Consumer Discretionary)* 7,086
3,199 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 2,197
4,794 CECEP Wind-Power Corp.,
Class A (Utilities) 2,109
529 CETC Cyberspace Security
Technology Co. Ltd., Class A
(Information Technology) 1,311
12,782 CGN Power Co. Ltd., Class A
(Utilities) 6,893
144,527 CGN Power Co. Ltd., Class H
(Utilities)
(a)
47,918
360 Changchun High-Tech Industry
Group Co. Ltd., Class A (Health
Care) 5,324
4,788 Changjiang Securities Co. Ltd.,
Class A (Financials) 4,609
169 Changzhou Xingyu Automotive
Lighting Systems Co.
Ltd., Class A (Consumer
Discretionary) 3,136
1,337 Chaozhou Three-Circle Group
Co. Ltd., Class A (Information
Technology) 6,740
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,447 Chengdu Xingrong
Environment Co. Ltd., Class A
(Utilities) $ 2,379
792 Chengxin Lithium Group Co.
Ltd., Class A (Materials) 1,726
1,222 Chifeng Jilong Gold Mining Co.
Ltd., Class A (Materials) 2,858
658 China Automotive Engineering
Research Institute Co.
Ltd., Class A (Consumer
Discretionary) 1,614
2,211 China Baoan Group Co. Ltd.,
Class A (Industrials) 3,007
124,665 China Cinda Asset Management
Co. Ltd., Class H (Financials) 20,186
5,080 China CITIC Bank Corp. Ltd.,
Class A (Financials) 4,757
118,373 China CITIC Bank Corp. Ltd.,
Class H (Financials) 75,452
167,455 China CITIC Financial Asset
Management Co., Ltd., Class H
(Financials)*
(a)
13,772
2,828 China Coal Energy Co. Ltd.,
Class A (Energy) 4,860
27,947 China Coal Energy Co. Ltd.,
Class H (Energy) 33,149
2,071 China Coal Xinji Energy Co.
Ltd., Class A (Energy) 2,168
33,170 China Communications
Services Corp. Ltd., Class H
(Industrials) 17,392
8,266 China Construction Bank Corp.,
Class A (Financials) 9,098
1,254,616 China Construction Bank Corp.,
Class H (Financials) 943,193
3,452 China CSSC Holdings Ltd.,
Class A (Industrials) 16,816
13,821 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 7,777
28,954 China Eastern Airlines Corp.
Ltd., Class H (Industrials)* 9,228
27,241 China Energy Engineering
Corp. Ltd., Class A (Industrials) 8,792
86,237 China Energy Engineering
Corp. Ltd., Class H (Industrials) 10,861
36,832 China Everbright Bank Co. Ltd.,
Class A (Financials) 18,287
97,842 China Everbright Bank Co. Ltd.,
Class H (Financials) 33,949
46,881 China Everbright Environment
Group Ltd. (Industrials)
(b)
21,146
44,081 China Feihe Ltd. (Consumer
Staples)
(a)
32,459
1,222 China Film Co. Ltd., Class A
(Communication Services) 2,009
5,455 China First Heavy Industries
Co. Ltd., Class A (Industrials)* 2,347
5,178 China Galaxy Securities Co.
Ltd., Class A (Financials) 11,134

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
45,947 China Galaxy Securities Co.
Ltd., Class H (Financials) $ 41,627
1,945 China Great Wall Securities Co.
Ltd., Class A (Financials) 2,342
2,575 China Greatwall Technology
Group Co. Ltd., Class A
(Information Technology)* 5,974
3,481 China Hainan Rubber Industry
Group Co. Ltd., Class A
(Materials) 2,751
31,709 China Hongqiao Group Ltd.
(Materials) 46,209
1,885 China International Capital
Corp. Ltd., Class A (Financials) 9,245
19,827 China International Capital
Corp. Ltd., Class H
(Financials)
(a)
34,499
2,233 China International Marine
Containers Group Co. Ltd.,
Class A (Industrials) 2,504
5,698 China International Marine
Containers Group Co. Ltd.,
Class H (Industrials) 4,057
3,446 China Jushi Co. Ltd., Class A
(Materials) 5,394
1,575 China Life Insurance Co. Ltd.,
Class A (Financials) 9,145
98,938 China Life Insurance Co. Ltd.,
Class H (Financials) 187,156
5,076 China Literature Ltd.
(Communication Services)*
(a)
18,460
46,366 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 38,194
17,463 China Medical System Holdings
Ltd. (Health Care) 17,572
16,463 China Merchants Bank Co. Ltd.,
Class A (Financials) 82,513
50,325 China Merchants Bank Co. Ltd.,
Class H (Financials) 227,970
7,005 China Merchants Energy
Shipping Co. Ltd., Class A
(Energy) 6,096
4,204 China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
(Industrials) 6,894
15,832 China Merchants Port Holdings
Co. Ltd. (Industrials) 25,025
6,471 China Merchants Securities Co.
Ltd., Class A (Financials) 17,100
6,465 China Merchants Securities Co.
Ltd., Class H (Financials)
(a)(b)
12,329
5,590 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate) 9,082
31,170 China Minsheng Banking Corp.
Ltd., Class A (Financials) 17,024
91,835 China Minsheng Banking Corp.
Ltd., Class H (Financials) 35,759
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
60,817 China National Building
Material Co. Ltd., Class H
(Materials) $ 25,948
5,323 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 5,983
658 China National Medicines Corp.
Ltd., Class A (Health Care) 3,105
16,424 China National Nuclear Power
Co. Ltd., Class A (Utilities) 21,361
433 China National Software &
Service Co. Ltd., Class A
(Information Technology)* 3,312
15,289 China Nonferrous Mining Corp.
Ltd. (Materials) 9,942
2,983 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 9,401
792 China Oilfield Services Ltd.,
Class A (Energy) 1,623
26,611 China Oilfield Services Ltd.,
Class H (Energy) 23,015
49,803 China Overseas Land &
Investment Ltd. (Real Estate) 85,378
17,995 China Overseas Property
Holdings Ltd. (Real Estate) 12,025
5,712 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 26,706
33,909 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 106,544
23,650 China Petroleum & Chemical
Corp., Class A (Energy) 20,745
314,788 China Petroleum & Chemical
Corp., Class H (Energy) 168,285
4,139 China Petroleum Engineering
Corp., Class A (Energy) 2,101
68,249 China Power International
Development Ltd. (Utilities) 25,961
3,870 China Railway Construction
Heavy Industry Corp. Ltd.,
Class A (Industrials) 2,541
17,955 China Railway Group Ltd.,
Class A (Industrials) 15,873
54,059 China Railway Group Ltd.,
Class H (Industrials) 25,982
5,481 China Railway Signal &
Communication Corp.
Ltd., Class A (Information
Technology) 4,808
23,829 China Railway Signal &
Communication Corp.
Ltd., Class H (Information
Technology)
(a)
9,462
792 China Rare Earth Resources
And Technology Co. Ltd., Class
A (Materials) 3,375
89,372 China Reinsurance Group
Corp., Class H (Financials) 9,533

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
20,940 China Resources Beer Holdings
Co. Ltd. (Consumer Staples) $ 70,504
846 China Resources Double Crane
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,488
12,389 China Resources Gas Group
Ltd. (Utilities) 44,260
38,716 China Resources Land Ltd.
(Real Estate) 114,433
800 China Resources
Microelectronics Ltd., Class A
(Information Technology) 5,557
7,903 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(a)
29,707
22,930 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
15,470
22,859 China Resources Power
Holdings Co. Ltd. (Utilities) 52,230
1,029 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Health Care) 6,402
82,598 China Ruyi Holdings Ltd.
(Communication Services)*
(b)
21,760
4,956 China Shenhua Energy Co. Ltd.,
Class A (Energy) 27,314
44,863 China Shenhua Energy Co. Ltd.,
Class H (Energy) 185,643
1,222 China South Publishing &
Media Group Co. Ltd., Class A
(Communication Services) 2,139
9,586 China Southern Airlines Co.
Ltd., Class A (Industrials)* 8,937
24,316 China Southern Airlines Co.
Ltd., Class H (Industrials)* 11,906
2,071 China Southern Power Grid
Energy Efficiency & Clean
Energy Co. Ltd., Class A
(Industrials) 1,302
940 China Southern Power Grid
Energy Storage Co. Ltd., Class
A (Utilities) 1,342
33,467 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 27,602
24,057 China State Construction
International Holdings Ltd.
(Industrials) 33,512
1,227 China Suntien Green Energy
Corp. Ltd., Class A (Energy) 1,313
25,415 China Suntien Green Energy
Corp. Ltd., Class H (Energy) 11,072
18,702 China Taiping Insurance
Holdings Co. Ltd. (Financials) 29,513
25,130 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 15,805
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,602 China Tourism Group Duty Free
Corp. Ltd., Class A (Consumer
Discretionary) $ 15,367
1,248 China Tourism Group Duty Free
Corp. Ltd., Class H (Consumer
Discretionary)
(a)
8,284
582,380 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
76,338
45,653 China Traditional Chinese
Medicine Holdings Co. Ltd.
(Health Care)* 12,966
27,792 China United Network
Communications Ltd., Class A
(Communication Services) 19,740
8,524 China Vanke Co. Ltd., Class A
(Real Estate)* 10,110
31,111 China Vanke Co. Ltd., Class H
(Real Estate)* 25,667
4,139 China XD Electric Co. Ltd.,
Class A (Industrials) 4,316
19,312 China Yangtze Power Co. Ltd.,
Class A (Utilities) 72,767
529 China Zhenhua Group Science
& Technology Co. Ltd., Class A
(Information Technology) 3,375
16,065 China Zheshang Bank Co. Ltd.,
Class A (Financials) 6,425
46,811 China Zheshang Bank Co. Ltd.,
Class H (Financials) 12,934
1,128 Chinese Universe Publishing
and Media Group Co. Ltd.,
Class A (Communication
Services) 1,960
420 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 3,584
11,192 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary) 21,317
8,251 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 6,395
34,263 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 18,801
282 Chongqing Taiji Industry Group
Co. Ltd., Class A (Health Care) 996
1,808 Chongqing Zhifei Biological
Products Co. Ltd., Class A
(Health Care) 7,329
85,396 CITIC Ltd. (Industrials) 94,707
1,227 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) 1,999
9,866 CITIC Securities Co. Ltd., Class
A (Financials) 41,842
23,671 CITIC Securities Co. Ltd., Class
H (Financials) 67,075
15,050 CMOC Group Ltd., Class A
(Materials) 15,111

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
48,732 CMOC Group Ltd., Class H
(Materials) $ 36,197
741 CNGR Advanced Material Co.
Ltd., Class A (Industrials) 4,086
5,079 CNOOC Energy Technology &
Services Ltd., Class A (Energy) 2,851
3,191 CNPC Capital Co. Ltd., Class A
(Financials) 3,283
1,692 COFCO Sugar Holding Co.
Ltd., Class A (Consumer
Staples) 2,296
3,490 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 125,745
8,514 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) 3,065
47,979 COSCO SHIPPING
Development Co. Ltd., Class H
(Industrials) 6,412
3,191 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 5,510
17,162 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 13,078
10,191 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 19,101
37,626 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 52,608
203,775 Country Garden Holdings Co.
Ltd. (Real Estate)*
(b)(c)
—
28,708 Country Garden Services
Holdings Co. Ltd. (Real Estate) 20,844
20,980 CRRC Corp. Ltd., Class A
(Industrials) 22,946
58,850 CRRC Corp. Ltd., Class H
(Industrials) 34,411
2,439 CSC Financial Co. Ltd., Class A
(Financials) 9,173
13,354 CSC Financial Co. Ltd., Class H
(Financials)
(a)
17,916
789 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,102
940 CSSC Science & Technology
Co. Ltd., Class A (Industrials) 1,732
13,046 Daqin Railway Co. Ltd., Class
A (Industrials) 12,253
676 DaShenLin Pharmaceutical
Group Co. Ltd., Class A
(Consumer Staples) 1,453
5,318 Datang International Power
Generation Co. Ltd., Class A
(Utilities) 2,068
41,209 Datang International Power
Generation Co. Ltd., Class H
(Utilities) 7,467
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,568 DHC Software Co. Ltd., Class
A (Information Technology) $ 2,734
684 Do-Fluoride New Materials Co.
Ltd., Class A (Materials) 1,250
431 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) 3,444
2,074 Dongfang Electric Corp. Ltd.,
Class A (Industrials) 4,342
4,981 Dongfang Electric Corp. Ltd.,
Class H (Industrials)
(b)
5,985
27,743 Dongfeng Motor Group Co.
Ltd., Class H (Consumer
Discretionary) 12,478
2,600 Dongxing Securities Co. Ltd.,
Class A (Financials) 4,081
6,322 East Buy Holding Ltd.
(Consumer Staples)*
(a)
11,959
13,059 East Money Information Co.
Ltd., Class A (Financials) 49,098
1,128 Eastern Air Logistics Co. Ltd.,
Class A (Industrials) 2,408
344 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 10,145
4,797 Easyhome New Retail Group
Co. Ltd., Class A (Consumer
Discretionary) 2,005
529 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 3,743
282 Empyrean Technology Co.
Ltd., Class A (Information
Technology) 4,898
10,227 ENN Energy Holdings Ltd.
(Utilities) 68,670
1,816 ENN Natural Gas Co. Ltd.,
Class A (Utilities) 4,581
601 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology) 9,528
1,692 Eve Energy Co. Ltd., Class A
(Industrials) 11,360
3,337 Everbright Securities Co. Ltd.,
Class A (Financials) 9,062
3,951 Everbright Securities Co. Ltd.,
Class H (Financials)
(a)
4,184
8,345 Everdisplay Optronics Shanghai
Co. Ltd., Class A (Information
Technology)* 2,808
3,877 Fangda Carbon New Material
Co. Ltd., Class A (Industrials) 2,764
22,432 Far East Horizon Ltd.
(Financials) 15,134
888 Farasis Energy Gan Zhou Co.
Ltd., Class A (Industrials)* 1,444
1,960 FAW Jiefang Group Co. Ltd.,
Class A (Industrials) 2,284

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
940 Fiberhome Telecommunication
Technologies Co. Ltd., Class A
(Information Technology) $ 2,363
3,720 First Capital Securities Co. Ltd.,
Class A (Financials) 4,576
922 Flat Glass Group Co. Ltd., Class
A (Information Technology) 3,243
6,265 Flat Glass Group Co. Ltd., Class
H (Information Technology)
(b)
11,159
12,551 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) 11,944
3,473 Foshan Haitian Flavouring
& Food Co. Ltd., Class A
(Consumer Staples) 21,622
6,868 Founder Securities Co. Ltd.,
Class A (Financials) 8,118
8,648 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 26,467
1,692 Fujian Funeng Co. Ltd., Class A
(Utilities) 2,208
396 Fujian Kuncai Material
Technology Co. Ltd., Class A
(Materials) 1,238
813 Fujian Sunner Development
Co. Ltd., Class A (Consumer
Staples) 1,570
10,087 Full Truck Alliance Co. Ltd.
ADR (Industrials) 100,971
1,575 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) 12,165
8,045 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
54,122
1,349 GalaxyCore, Inc., Class A
(Information Technology) 2,973
282 Gan & Lee Pharmaceuticals Co.
Ltd., Class A (Health Care) 1,812
1,056 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 6,124
5,696 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)
18,409
94 G-bits Network Technology
Xiamen Co. Ltd., Class A
(Communication Services) 2,687
16,067 GD Power Development Co.
Ltd., Class A (Utilities) 10,127
12,822 GDS Holdings Ltd., Class A
(Information Technology)* 31,439
3,983 GEM Co. Ltd., Class A
(Industrials) 3,812
3,599 Gemdale Corp., Class A (Real
Estate) 2,884
16,127 Genscript Biotech Corp. (Health
Care)* 22,341
5,316 GF Securities Co. Ltd., Class A
(Financials) 12,053
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
14,305 GF Securities Co. Ltd., Class H
(Financials)
(b)
$ 19,744
6,329 Giant Biogene Holding Co. Ltd.
(Consumer Staples)
(a)
40,667
1,692 Giant Network Group Co.
Ltd., Class A (Communication
Services) 3,108
421 GigaDevice Semiconductor,
Inc., Class A (Information
Technology)* 4,981
304 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 2,845
940 Glodon Co. Ltd., Class A
(Information Technology) 1,666
2,719 GoerTek, Inc., Class A
(Information Technology) 9,555
2,599 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 4,000
11,383 Goldwind Science &
Technology Co. Ltd., Class H
(Industrials) 10,796
474 Goneo Group Co. Ltd., Class A
(Industrials) 4,651
1,058 Gotion High-tech Co. Ltd.,
Class A (Industrials) 3,387
1,838 Great Wall Motor Co.
Ltd., Class A (Consumer
Discretionary) 6,637
30,809 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary)
(b)
49,490
4,794 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Discretionary) 27,823
8,372 Greenland Holdings Corp. Ltd.,
Class A (Real Estate)* 2,679
14,651 Greentown China Holdings Ltd.
(Real Estate) 17,924
2,071 GRG Banking Equipment Co.
Ltd., Class A (Information
Technology) 3,730
1,692 Guangdong Electric Power
Development Co. Ltd., Class A
(Utilities) 1,085
1,193 Guangdong Haid Group Co.
Ltd., Class A (Consumer
Staples) 7,635
2,447 Guangdong HEC Technology
Holding Co. Ltd., Class A
(Materials) 2,801
37,439 Guangdong Investment Ltd.
(Utilities) 23,479
5,853 Guanghui Energy Co. Ltd.,
Class A (Energy) 5,812
4,515 Guangshen Railway Co. Ltd.,
Class A (Industrials) 2,105
19,214 Guangshen Railway Co. Ltd.,
Class H (Industrials) 5,161

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,042 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) $ 4,928
33,968 Guangzhou Automobile Group
Co. Ltd., Class H (Consumer
Discretionary)
(b)
13,008
1,692 Guangzhou Baiyun
International Airport Co. Ltd.,
Class A (Industrials) 2,268
1,050 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 4,201
3,213 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care) 7,473
1,692 Guangzhou Haige
Communications Group, Inc.
Co., Class A (Information
Technology) 2,987
420 Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A (Health Care) 1,868
431 Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
(Information Technology) 2,283
1,681 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 5,724
2,244 Guangzhou Yuexiu Capital
Holdings Group Co. Ltd., Class
A (Financials) 2,346
1,692 Guolian Securities Co. Ltd.,
Class A (Financials) 2,856
5,794 Guolian Securities Co. Ltd.,
Class H (Financials) 3,254
4,010 Guosen Securities Co. Ltd.,
Class A (Financials) 6,355
3,984 Guoyuan Securities Co. Ltd.,
Class A (Financials) 4,660
2,552 H World Group Ltd. ADR
(Consumer Discretionary) 82,098
22,891 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
45,655
5,319 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 20,783
31,164 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 105,928
35,938 Hainan Airlines Holding Co.
Ltd., Class A (Industrials)* 8,624
9,597 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate)* 5,083
658 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,572
7,964 Haitian International Holdings
Ltd. (Industrials) 20,285
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
663 Han’s Laser Technology
Industry Group Co. Ltd., Class
A (Industrials) $ 2,409
923 Hangcha Group Co. Ltd., Class
A (Industrials) 2,207
658 Hangjin Technology Co. Ltd.,
Class A (Materials) 1,767
2,568 Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A (Real
Estate) 3,354
529 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(Information Technology) 3,334
2,194 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 5,286
940 Hangzhou GreatStar Industrial
Co., Ltd., Class A (Consumer
Discretionary) 3,617
529 Hangzhou Lion
Microelectronics Co. Ltd., Class
A (Information Technology) 1,941
792 Hangzhou Oxygen Plant Group
Co. Ltd., Class A (Materials) 2,605
669 Hangzhou Robam Appliances
Co. Ltd., Class A (Consumer
Discretionary) 2,091
792 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology)* 3,024
541 Hangzhou Tigermed Consulting
Co. Ltd., Class A (Health Care) 4,825
1,816 Hangzhou Tigermed Consulting
Co. Ltd., Class H (Health
Care)
(a)
7,865
14,422 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
35,770
529 Haohua Chemical Science &
Technology Co. Ltd., Class A
(Materials) 2,213
658 Hebei Hengshui Laobaigan
Liquor Co. Ltd., Class A
(Consumer Staples) 1,953
396 Hebei Sinopack Electronic
Technology Co. Ltd., Class A
(Information Technology) 3,080
940 Hebei Yangyuan Zhihui
Beverage Co. Ltd., Class A
(Consumer Staples) 2,780
658 Hefei Meiya Optoelectronic
Technology, Inc., Class A
(Industrials) 1,339
1,222 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) 2,484
1,128 Henan Pinggao Electric Co.
Ltd., Class A (Industrials) 2,719

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,945 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) $ 4,332
2,568 Henan Shuanghui Investment &
Development Co. Ltd., Class A
(Consumer Staples) 8,681
8,092 Hengan International Group Co.
Ltd. (Consumer Staples) 23,138
1,227 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 2,278
5,323 Hengli Petrochemical Co. Ltd.,
Class A (Materials) 10,542
1,945 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 4,737
3,718 Hengyi Petrochemical Co. Ltd.,
Class A (Materials) 3,190
8,653 Hesteel Co. Ltd., Class A
(Materials) 2,649
752 Hisense Home Appliances
Group Co. Ltd., Class A
(Consumer Discretionary) 2,804
4,645 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary) 13,102
940 Hisense Visual Technology
Co. Ltd., Class A (Consumer
Discretionary) 2,497
400 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 18,518
2,729 HLA Group Corp. Ltd., Class A
(Consumer Discretionary) 2,311
1,692 Hongta Securities Co. Ltd.,
Class A (Financials) 1,979
529 Hoshine Silicon Industry Co.
Ltd., Class A (Materials) 4,312
188 Hoymiles Power Electronics,
Inc., Class A (Industrials) 3,235
10,210 Hua Hong Semiconductor Ltd.
(Information Technology)
(a)
26,963
3,857 Huaan Securities Co. Ltd., Class
A (Financials) 3,325
5,735 Huadian Power International
Corp. Ltd., Class A (Utilities) 4,168
25,838 Huadian Power International
Corp. Ltd., Class H (Utilities)
(b)
11,489
1,337 Huadong Medicine Co. Ltd.,
Class A (Health Care) 7,188
4,115 Huafon Chemical Co. Ltd.,
Class A (Materials) 4,711
658 Huagong Tech Co. Ltd., Class A
(Information Technology) 3,241
1,945 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 3,895
1,224 Hualan Biological Engineering,
Inc., Class A (Health Care) 2,846
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
282 Huali Industrial Group Co.
Ltd., Class A (Consumer
Discretionary) $ 2,936
4,244 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 5,444
6,363 Huaneng Power International,
Inc., Class A (Utilities) 6,117
56,330 Huaneng Power International,
Inc., Class H (Utilities) 29,318
5,799 Huatai Securities Co. Ltd.,
Class A (Financials) 14,372
18,711 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
32,221
2,457 Huaxi Securities Co. Ltd., Class
A (Financials) 2,996
11,146 Huaxia Bank Co. Ltd., Class A
(Financials) 11,637
282 Huaxia Eye Hospital Group Co.
Ltd., Class A (Health Care) 834
1,058 Huaxin Cement Co. Ltd., Class
A (Materials) 1,894
2,569 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 5,995
752 Hubei Dinglong Co. Ltd., Class
A (Materials)* 2,894
3,457 Hubei Energy Group Co. Ltd.,
Class A (Utilities) 2,336
282 Hubei Feilihua Quartz Glass Co.
Ltd., Class A (Materials) 1,637
658 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 2,708
792 Hubei Xingfa Chemicals Group
Co. Ltd., Class A (Materials) 2,528
529 Huizhou Desay Sv Automotive
Co. Ltd., Class A (Consumer
Discretionary) 9,110
1,058 Humanwell Healthcare Group
Co. Ltd., Class A (Health Care) 3,242
940 Hunan Gold Corp. Ltd., Class A
(Materials) 2,295
6,476 Hunan Valin Steel Co. Ltd.,
Class A (Materials) 3,939
564 Hunan Yuneng New Energy
Battery Material Co. Ltd., Class
A (Industrials) 4,050
1,555 Hundsun Technologies,
Inc., Class A (Information
Technology) 6,580
280 Hwatsing Technology Co.
Ltd., Class A (Information
Technology) 7,316
1,818 Hygon Information Technology
Co. Ltd., Class A (Information
Technology) 31,545
1,058 IEIT Systems Co. Ltd., Class A
(Information Technology) 6,975

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,943 Iflytek Co. Ltd., Class A
(Information Technology) $ 13,750
658 IKD Co. Ltd., Class A
(Consumer Discretionary) 1,457
238 Imeik Technology Development
Co. Ltd., Class A (Health Care) 6,956
50,196 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 42,577
904,171 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 529,846
16,567 Industrial Bank Co. Ltd., Class
A (Financials) 41,243
5,837 Industrial Securities Co. Ltd.,
Class A (Financials) 5,184
169 Ingenic Semiconductor Co.
Ltd., Class A (Information
Technology) 1,608
40,095 Inner Mongolia BaoTou
Steel Union Co. Ltd., Class A
(Materials)* 10,617
1,692 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 4,698
3,680 Inner Mongolia ERDOS
Resources Co. Ltd., Class A
(Materials) 4,938
7,244 Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd., Class A
(Materials) 4,746
5,455 Inner Mongolia MengDian
HuaNeng Thermal Power Corp.
Ltd., Class A (Utilities) 3,190
1,504 Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd.,
Class A (Materials) 2,686
5,445 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 21,463
2,558 Inner Mongolia Yitai Coal Co.
Ltd., Class H (Energy)*
(c)
—
3,191 Inner Mongolia Yuan Xing
Energy Co. Ltd., Class A
(Materials) 2,553
16,356 Innovent Biologics, Inc. (Health
Care)*
(a)
81,028
6,512 iQIYI, Inc. ADR
(Communication Services)* 14,066
188 iRay Technology Co. Ltd., Class
A (Health Care) 3,011
2,917 IRICO Display Devices Co.
Ltd., Class A (Information
Technology)* 2,804
423 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology) 3,728
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,729 JA Solar Technology Co.
Ltd., Class A (Information
Technology) $ 6,549
541 Jafron Biomedical Co. Ltd.,
Class A (Health Care) 2,274
669 Jason Furniture Hangzhou
Co. Ltd., Class A (Consumer
Discretionary) 2,596
1,227 JCET Group Co. Ltd., Class A
(Information Technology) 6,596
470 JCHX Mining Management Co.
Ltd., Class A (Materials) 2,533
13,218 JD Health International, Inc.
(Consumer Staples)*
(a)
48,156
23,999 JD Logistics, Inc.
(Industrials)*
(a)
42,869
37,633 JD.com, Inc., Class A
(Consumer Discretionary) 695,443
5,337 Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials) 7,022
792 Jiangsu Expressway Co. Ltd.,
Class A (Industrials) 1,549
16,069 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 16,293
3,481 Jiangsu Financial Leasing Co.
Ltd., Class A (Financials) 2,453
1,052 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Industrials) 7,699
5,214 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 36,452
658 Jiangsu Hoperun Software
Co. Ltd., Class A (Information
Technology)* 5,500
813 Jiangsu King's Luck Brewery
JSC Ltd., Class A (Consumer
Staples) 5,041
658 Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A (Health Care) 2,453
423 Jiangsu Pacific Quartz Co.
Ltd., Class A (Information
Technology) 1,716
1,692 Jiangsu Phoenix Publishing
& Media Corp. Ltd., Class A
(Communication Services) 2,443
282 Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
(Consumer Discretionary) 1,803
1,198 Jiangsu Yanghe Distillery
Co. Ltd., Class A (Consumer
Staples) 14,168
287 Jiangsu Yangnong Chemical Co.
Ltd., Class A (Materials) 2,159
282 Jiangsu Yoke Technology Co.
Ltd., Class A (Materials) 2,497
669 Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A (Health Care) 3,183

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,568 Jiangsu Zhongtian Technology
Co. Ltd., Class A (Industrials) $ 5,624
1,556 Jiangxi Copper Co. Ltd., Class
A (Materials) 4,517
15,695 Jiangxi Copper Co. Ltd., Class
H (Materials) 25,172
1,227 Jiangxi Special Electric Motor
Co. Ltd., Class A (Industrials)* 1,469
2,071 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 3,002
5,340 Jinko Solar Co. Ltd., Class A
(Information Technology) 6,444
1,316 Jinneng Holding Shanxi Coal
Industry Co. Ltd., Class A
(Energy) 2,554
169 JiuGui Liquor Co. Ltd., Class A
(Consumer Staples) 1,398
2,447 Jizhong Energy Resources Co.
Ltd., Class A (Energy) 2,103
940 JL Mag Rare-Earth Co. Ltd.,
Class A (Industrials) 2,575
1,222 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) 1,943
4,627 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,427
529 Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A (Consumer Staples) 1,717
1,681 Juneyao Airlines Co. Ltd., Class
A (Industrials) 3,355
7,902 J-Yuan Trust Co. Ltd., Class A
(Financials)* 3,945
3,835 Kanzhun Ltd. ADR
(Communication Services) 51,773
9,126 KE Holdings, Inc. ADR (Real
Estate) 172,025
282 Keboda Technology Co.
Ltd., Class A (Consumer
Discretionary) 2,204
1,681 Keda Industrial Group Co. Ltd.,
Class A (Industrials) 1,985
38,473 Kingdee International Software
Group Co. Ltd. (Information
Technology)* 43,311
2,071 Kingfa Sci & Tech Co. Ltd.,
Class A (Materials) 2,479
1,692 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 3,178
12,030 Kingsoft Corp. Ltd.
(Communication Services) 48,543
27,069 Kuaishou Technology
(Communication Services)*
(a)
167,669
1,828 Kuang-Chi Technologies Co.
Ltd., Class A (Industrials) 10,117
50,965 Kunlun Energy Co. Ltd.
(Utilities) 48,073
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
940 Kunlun Tech Co. Ltd., Class A
(Communication Services) $ 5,978
976 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 205,379
1,504 Lao Feng Xiang Co. Ltd., Class
A (Consumer Discretionary) 10,722
470 Laopu Gold Co. Ltd., Class H
(Consumer Discretionary)* 11,905
1,960 LB Group Co. Ltd., Class A
(Materials) 4,817
95,698 Lenovo Group Ltd. (Information
Technology) 112,035
4,137 Lens Technology Co. Ltd., Class
A (Information Technology) 11,782
1,681 Lepu Medical Technology
Beijing Co. Ltd., Class A
(Health Care) 2,789
529 Levima Advanced Materials
Corp., Class A (Materials) 1,146
15,636 Li Auto, Inc., Class A
(Consumer Discretionary)* 183,053
30,730 Li Ning Co. Ltd. (Consumer
Discretionary) 63,027
12,285 Liaoning Port Co. Ltd., Class A
(Industrials) 2,677
3,387 Lifan Technology Group Co.
Ltd., Class A (Consumer
Discretionary)* 3,293
5,853 Lingyi iTech Guangdong
Co., Class A (Information
Technology) 6,934
287 Livzon Pharmaceutical Group,
Inc., Class A (Health Care) 1,512
2,013 Livzon Pharmaceutical Group,
Inc., Class H (Health Care) 6,881
28,042 Longfor Group Holdings Ltd.
(Real Estate)
(a)
39,352
6,362 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology) 16,233
284 Loongson Technology Corp.
Ltd., Class A (Information
Technology)* 6,471
2,431 Lufax Holding Ltd. ADR
(Financials) 5,956
1,681 Luxi Chemical Group Co. Ltd.,
Class A (Materials) 2,673
6,009 Luxshare Precision Industry
Co. Ltd., Class A (Information
Technology) 32,056
1,053 Luzhou Laojiao Co. Ltd., Class
A (Consumer Staples) 20,148
1,322 Mango Excellent Media Co.
Ltd., Class A (Communication
Services) 5,255
406 Maxscend Microelectronics
Co. Ltd., Class A (Information
Technology) 5,195

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,447 Meihua Holdings Group Co.
Ltd., Class A (Materials) $ 3,604
3,457 Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
(Health Care) 2,346
69,475 Meituan, Class B (Consumer
Discretionary)*
(a)
1,506,182
16,439 Metallurgical Corp. of China
Ltd., Class A (Industrials) 7,573
42,202 Metallurgical Corp. of China
Ltd., Class H (Industrials) 8,894
335 MGI Tech Co. Ltd., Class A
(Health Care)* 2,213
5,646 Midea Group Co. Ltd., Class A
(Consumer Discretionary) 54,610
1,681 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 3,292
6,274 MINISO Group Holding Ltd.
(Consumer Discretionary)
(b)
31,203
3,481 Minmetals Capital Co. Ltd.,
Class A (Financials) 3,452
9,861 Minth Group Ltd. (Consumer
Discretionary)* 16,854
52,767 MMG Ltd. (Materials)* 17,902
800 Montage Technology Co.
Ltd., Class A (Information
Technology) 7,434
4,261 Muyuan Foods Co. Ltd., Class
A (Consumer Staples)* 23,936
5,079 Nanjing Iron & Steel Co. Ltd.,
Class A (Materials) 2,914
1,050 Nanjing King-Friend
Biochemical Pharmaceutical
Co. Ltd., Class A (Health Care) 2,117
2,729 Nanjing Securities Co. Ltd.,
Class A (Financials) 3,403
6,868 NARI Technology Co. Ltd.,
Class A (Industrials) 23,378
2,029 National Silicon Industry Group
Co. Ltd., Class A (Information
Technology) 6,036
381 NAURA Technology Group
Co. Ltd., Class A (Information
Technology) 21,843
1,945 NavInfo Co. Ltd., Class A
(Information Technology)* 2,621
846 NetEase Cloud Music, Inc.
(Communication Services)*
(a)
12,829
23,528 NetEase, Inc. (Communication
Services) 406,367
1,224 New China Life Insurance Co.
Ltd., Class A (Financials) 7,995
12,212 New China Life Insurance Co.
Ltd., Class H (Financials) 37,351
3,983 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples)* 5,235
19,023 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary) 113,431
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,076 Ninestar Corp., Class A
(Information Technology)* $ 3,959
587 Ningbo Deye Technology Co.
Ltd., Class A (Industrials) 6,984
940 Ningbo Joyson Electronic
Corp., Class A (Consumer
Discretionary) 2,042
529 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Industrials) 4,205
940 Ningbo Sanxing Medical
Electric Co. Ltd., Class A
(Industrials) 4,013
1,681 Ningbo Shanshan Co. Ltd.,
Class A (Materials) 2,022
1,335 Ningbo Tuopu Group Co.
Ltd., Class A (Consumer
Discretionary) 9,630
4,788 Ningbo Zhoushan Port Co. Ltd.,
Class A (Industrials) 2,523
5,340 Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials) 11,894
18,545 NIO, Inc. ADR (Consumer
Discretionary)*
(b)
83,082
24,192 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
102,904
940 North Industries Group Red
Arrow Co. Ltd., Class A
(Industrials) 1,959
3,481 Offshore Oil Engineering Co.
Ltd., Class A (Energy) 2,559
2,568 OFILM Group Co. Ltd., Class A
(Information Technology)* 4,742
3,086 Onewo, Inc., Class H (Real
Estate) 8,645
165 Oppein Home Group,
Inc., Class A (Consumer
Discretionary) 1,638
5,337 Orient Securities Co. Ltd., Class
A (Financials) 8,031
12,825 Orient Securities Co. Ltd., Class
H (Financials)
(a)
8,537
2,729 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 3,124
529 Ovctek China, Inc., Class A
(Health Care) 1,377
5,455 Pacific Securities Co. Ltd.
(The), Class A (Financials)* 3,468
564 Pacific Shuanglin Bio-
pharmacy Co. Ltd., Class A
(Health Care) 1,682
7,985 Pangang Group Vanadium
Titanium & Resources Co. Ltd.,
Class A (Materials)* 3,172
8,783 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 848,086
658 People.cn Co. Ltd., Class A
(Communication Services) 2,277

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,742 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) $ 6,732
116,926 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 55,747
1,681 Perfect World Co. Ltd., Class A
(Communication Services) 2,995
18,739 PetroChina Co. Ltd., Class A
(Energy) 20,779
283,204 PetroChina Co. Ltd., Class H
(Energy) 200,533
940 Pharmaron Beijing Co. Ltd.,
Class A (Health Care) 3,567
3,976 Pharmaron Beijing Co. Ltd.,
Class H (Health Care)
(a)
6,816
92,606 PICC Property & Casualty Co.
Ltd., Class H (Financials) 140,190
15,648 Ping An Bank Co. Ltd., Class A
(Financials) 24,560
8,649 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 63,520
86,345 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 497,106
1,945 Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
(Energy) 2,782
278 Piotech, Inc., Class A
(Information Technology) 7,642
10,384 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 14,665
2,150 Poly Property Services Co. Ltd.,
Class H (Real Estate) 8,689
9,196 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
106,182
21,610 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 15,796
118,464 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
67,137
13,419 Power Construction Corp. of
China Ltd., Class A (Industrials) 10,290
670 Qi An Xin Technology Group,
Inc., Class A (Information
Technology)* 2,826
995 Qifu Technology, Inc. ADR
(Financials) 37,919
3,857 Qilu Bank Co. Ltd., Class A
(Financials) 2,734
923 Qingdao Sentury Tire Co.
Ltd., Class A (Consumer
Discretionary) 3,270
846 Qingdao TGOOD Electric Co.
Ltd., Class A (Industrials) 2,631
4,794 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 11,809
22,578 QuantumPharm, Inc. (Health
Care)*
(b)
9,459
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,868 Quzhou Xin'an Development
Co. Ltd., Class A (Real Estate)* $ 2,813
940 Range Intelligent Computing
Technology Group Co.
Ltd., Class A (Information
Technology) 4,302
545 Raytron Technology Co.
Ltd., Class A (Information
Technology) 3,608
2,054 Remegen Co. Ltd., Class H
(Health Care)*
(a)
4,688
940 Risen Energy Co. Ltd., Class A
(Information Technology) 1,889
169 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 1,965
7,364 Rongsheng Petrochemical Co.
Ltd., Class A (Materials) 9,689
6,478 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 15,707
2,447 Sailun Group Co. Ltd., Class A
(Consumer Discretionary) 4,981
3,857 Sanan Optoelectronics Co.
Ltd., Class A (Information
Technology) 6,878
144 Sangfor Technologies,
Inc., Class A (Information
Technology) 1,295
15,121 Sany Heavy Equipment
International Holdings Co. Ltd.
(Industrials) 9,502
7,254 Sany Heavy Industry Co. Ltd.,
Class A (Industrials) 17,488
2,102 Satellite Chemical Co. Ltd.,
Class A (Materials) 5,204
5,079 SDIC Capital Co. Ltd., Class A
(Financials) 5,408
5,740 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) 12,081
4,139 Sealand Securities Co. Ltd.,
Class A (Financials) 2,643
1,706 Seazen Holdings Co. Ltd., Class
A (Real Estate)* 3,216
291,935 SenseTime Group, Inc., Class
B (Information Technology)*
(a)(b)
55,899
1,222 Seres Group Co. Ltd., Class A
(Consumer Discretionary)* 20,493
3,737 SF Holding Co. Ltd., Class A
(Industrials) 21,245
426 SG Micro Corp., Class A
(Information Technology) 5,156
7,374 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 23,747
1,692 Shaanxi Energy Investment Co.
Ltd., Class A (Utilities) 2,240
188 Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
(Materials) 2,555

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,966 Shan Xi Hua Yang Group
New Energy Co. Ltd., Class A
(Energy) $ 3,048
3,191 Shandong Gold Mining Co.
Ltd., Class A (Materials) 10,765
11,100 Shandong Gold Mining Co.
Ltd., Class H (Materials)
(a)
19,628
658 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 4,011
1,692 Shandong Hi-speed Co. Ltd.,
Class A (Industrials) 2,149
47,237 Shandong Hi-Speed Holdings
Group Ltd. (Utilities)*
(b)
31,080
1,695 Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
(Materials) 5,152
1,058 Shandong Linglong Tyre Co.
Ltd., Class A (Consumer
Discretionary) 2,787
10,913 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 6,020
564 Shandong Pharmaceutical Glass
Co. Ltd., Class A (Health Care) 1,907
658 Shandong Sinocera Functional
Material Co. Ltd., Class A
(Materials) 1,679
2,071 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 4,193
32,175 Shandong Weigao Group
Medical Polymer Co. Ltd., Class
H (Health Care) 18,607
1,336 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology)* 2,939
361 Shanghai Allist Pharmaceuticals
Co. Ltd., Class A (Health Care) 3,044
808 Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A (Consumer Staples)* 2,846
4,945 Shanghai Baosight Software
Co. Ltd., Class A (Information
Technology) 19,110
74 Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
(Information Technology) 1,838
7,244 Shanghai Construction Group
Co. Ltd., Class A (Industrials) 2,608
10,000 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 11,723
35,750 Shanghai Electric Group Co.
Ltd., Class H (Industrials)*
(b)
13,415
2,071 Shanghai Electric Power Co.
Ltd., Class A (Utilities) 2,705
1,575 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 5,796
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,944 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H (Health
Care) $ 12,779
545 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A (Information
Technology) 3,125
3,974 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H (Information
Technology) 7,803
1,945 Shanghai International Airport
Co. Ltd., Class A (Industrials) 9,365
6,596 Shanghai International Port
Group Co. Ltd., Class A
(Industrials) 5,276
792 Shanghai Jinjiang International
Hotels Co. Ltd., Class A
(Consumer Discretionary) 2,831
545 Shanghai Junshi Biosciences
Co. Ltd., Class A (Health
Care)* 2,344
2,300 Shanghai Junshi Biosciences
Co. Ltd., Class H (Health
Care)*
(a)
3,907
1,954 Shanghai Lingang Holdings
Corp. Ltd., Class A (Real
Estate) 2,819
1,529 Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A (Real Estate) 2,206
669 Shanghai M&G Stationery, Inc.,
Class A (Industrials) 3,071
282 Shanghai Moons' Electric Co.
Ltd., Class A (Industrials) 2,090
1,838 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) 5,514
9,760 Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
(Health Care) 16,305
23,670 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 30,883
1,692 Shanghai Putailai New Energy
Technology Co. Ltd., Class A
(Materials) 4,651
4,123 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) 4,276
8,251 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 9,468
2,541 Shanghai Tunnel Engineering
Co. Ltd., Class A (Industrials) 2,394
663 Shanghai United Imaging
Healthcare Co. Ltd., Class A
(Health Care) 11,992

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,866 Shanghai Yuyuan Tourist
Mart Group Co. Ltd., Class A
(Consumer Discretionary) $ 3,359
940 Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A (Real Estate) 3,691
1,692 Shanghai Zhonggu Logistics
Co. Ltd., Class A (Industrials) 2,040
2,211 Shanjin International Gold Co.
Ltd., Class A (Materials) 4,964
1,692 Shanxi Coal International
Energy Group Co. Ltd., Class A
(Industrials) 2,875
3,457 Shanxi Coking Coal Energy
Group Co. Ltd., Class A
(Energy) 3,881
2,568 Shanxi Lu’an Environmental
Energy Development Co. Ltd.,
Class A (Energy) 5,185
3,723 Shanxi Meijin Energy Co. Ltd.,
Class A (Materials)* 2,506
2,729 Shanxi Securities Co. Ltd.,
Class A (Financials) 2,473
4,931 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials)* 2,462
942 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 26,463
282 Shede Spirits Co. Ltd., Class A
(Consumer Staples) 3,059
3,857 Shenergy Co. Ltd., Class A
(Utilities) 4,362
1,945 Shengyi Technology Co.
Ltd., Class A (Information
Technology) 5,649
529 Shennan Circuits Co. Ltd., Class
A (Information Technology) 7,213
18,345 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 13,562
15,804 Shenwan Hongyuan Group Co.
Ltd., Class H (Financials)
(a)
4,956
131 Shenyang Xingqi
Pharmaceutical Co. Ltd., Class
A (Health Care) 1,499
419 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 2,369
3,191 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 2,913
1,222 Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A (Information
Technology) 1,999
282 Shenzhen Goodix Technology
Co. Ltd., Class A (Information
Technology) 3,181
529 Shenzhen Hepalink
Pharmaceutical Group Co. Ltd.,
Class A (Health Care)* 812
1,974 Shenzhen Inovance Technology
Co. Ltd., Class A (Industrials) 16,417
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,222 Shenzhen Kaifa Technology
Co. Ltd., Class A (Information
Technology) $ 3,398
426 Shenzhen Kangtai Biological
Products Co. Ltd., Class A
(Health Care) 1,089
169 Shenzhen Kedali Industry
Co. Ltd., Class A (Consumer
Discretionary) 2,490
282 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology) 3,433
932 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 33,484
3,481 Shenzhen MTC Co. Ltd., Class
A (Consumer Discretionary) 2,458
658 Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A (Health Care) 5,932
7,988 Shenzhen Overseas Chinese
Town Co. Ltd., Class A (Real
Estate)* 3,360
940 Shenzhen Salubris
Pharmaceuticals Co. Ltd., Class
A (Health Care) 4,512
169 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) 1,647
940 Shenzhen SED Industry Co.
Ltd., Class A (Industrials) 2,419
658 Shenzhen Sunlord Electronics
Co. Ltd., Class A (Information
Technology) 2,819
835 Shenzhen Transsion Holdings
Co. Ltd., Class A (Information
Technology) 10,908
658 Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
(Materials) 2,220
10,585 Shenzhou International Group
Holdings Ltd. (Consumer
Discretionary) 80,936
1,316 Shijiazhuang Changshan
BeiMing Technology Co.
Ltd., Class A (Consumer
Discretionary)* 4,741
1,227 Shijiazhuang Yiling
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,914
347 SICC Co. Ltd., Class A
(Information Technology)* 2,874
188 Sichuan Biokin Pharmaceutical
Co. Ltd., Class A (Health
Care)* 5,601
3,481 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) 5,190

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,882 Sichuan Chuantou Energy Co.
Ltd., Class A (Utilities) $ 8,823
7,244 Sichuan Hebang Biotechnology
Co. Ltd., Class A (Materials) 2,038
1,332 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) 6,011
441 Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.
(Health Care)* 10,382
5,339 Sichuan Road and Bridge Group
Co. Ltd., Class A (Industrials) 5,486
169 Sichuan Swellfun Co. Ltd.,
Class A (Consumer Staples) 1,398
658 Sieyuan Electric Co. Ltd., Class
A (Industrials) 7,069
4,703 Silergy Corp. (Information
Technology) 61,026
2,729 Sinolink Securities Co. Ltd.,
Class A (Financials) 3,429
2,071 Sinoma International
Engineering Co., Class A
(Industrials) 2,979
1,058 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 1,901
5,740 Sinomach Heavy Equipment
Group Co. Ltd., Class A
(Industrials)* 2,573
295 Sinomine Resource Group Co.
Ltd., Class A (Materials) 1,542
5,605 Sinopec Oilfield Service Corp.,
Class A (Energy)* 1,600
5,060 Sinopec Shanghai
Petrochemical Co. Ltd., Class A
(Materials)* 2,115
47,758 Sinopec Shanghai
Petrochemical Co. Ltd., Class H
(Materials)* 7,119
17,865 Sinopharm Group Co. Ltd.,
Class H (Health Care) 46,605
3,218 Sinotrans Ltd., Class A
(Industrials) 2,330
27,998 Sinotrans Ltd., Class H
(Industrials) 11,693
8,780 Sinotruk Hong Kong Ltd.
(Industrials) 24,315
940 Sinotruk Jinan Truck Co. Ltd.,
Class A (Industrials) 2,129
295 Skshu Paint Co. Ltd., Class A
(Materials) 1,999
25,030 Smoore International Holdings
Ltd. (Consumer Staples)
(a)
36,991
2,211 Songcheng Performance
Development Co. Ltd., Class A
(Consumer Discretionary) 2,879
282 Sonoscape Medical Corp., Class
A (Health Care) 1,334
3,866 SooChow Securities Co. Ltd.,
Class A (Financials) 4,383
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,455 Southwest Securities Co. Ltd.,
Class A (Financials) $ 3,634
658 Spring Airlines Co. Ltd., Class
A (Industrials) 5,175
238 StarPower Semiconductor
Ltd., Class A (Information
Technology) 3,293
940 State Grid Information &
Communication Co. Ltd., Class
A (Information Technology) 2,881
3,199 State Grid Yingda Co. Ltd.,
Class A (Industrials) 2,480
1,504 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 16,860
8,997 Sunny Optical Technology
Group Co. Ltd. (Information
Technology) 72,783
423 Sunresin New Materials Co.
Ltd., Class A (Materials) 3,224
23,048 Sunshine Insurance Group Co.
Ltd. (Financials) 8,293
1,063 Sunwoda Electronic Co. Ltd.,
Class A (Industrials) 3,351
762 SUPCON Technology Co.
Ltd., Class A (Information
Technology) 5,093
1,058 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology) 3,741
217 Suzhou Maxwell Technologies
Co. Ltd., Class A (Information
Technology) 3,693
396 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 5,641
5,520 TAL Education Group ADR
(Consumer Discretionary)* 54,814
940 Talkweb Information
System Co. Ltd., Class A
(Communication Services)* 2,629
1,193 Tangshan Jidong Cement Co.
Ltd., Class A (Materials)* 941
4,797 TangShan Port Group Co. Ltd.,
Class A (Industrials) 2,825
940 Tasly Pharmaceutical Group Co.
Ltd., Class A (Health Care) 1,899
4,011 TBEA Co. Ltd., Class A
(Industrials) 7,523
13,291 TCL Technology Group
Corp., Class A (Information
Technology) 8,579
3,346 TCL Zhonghuan Renewable
Energy Technology Co.
Ltd., Class A (Information
Technology) 4,855
80,746 Tencent Holdings Ltd.
(Communication Services) 4,129,885

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
9,835 Tencent Music Entertainment
Group ADR (Communication
Services) $ 112,217
169 Thunder Software Technology
Co. Ltd., Class A (Information
Technology) 1,283
3,199 Tian Di Science & Technology
Co. Ltd., Class A (Industrials) 2,638
6,868 Tianfeng Securities Co. Ltd.,
Class A (Financials)* 4,556
470 Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class A
(Health Care) 2,091
1,838 Tianma Microelectronics Co.
Ltd., Class A (Information
Technology)* 2,233
1,058 Tianqi Lithium Corp., Class A
(Materials) 5,571
1,967 Tianqi Lithium Corp., Class H
(Materials) 6,762
3,983 Tianshan Aluminum Group Co.
Ltd., Class A (Materials) 4,433
3,199 TianShan Material Co. Ltd.,
Class A (Materials) 2,899
2,447 Tianshui Huatian Technology
Co. Ltd., Class A (Information
Technology) 3,996
25,204 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 31,580
1,222 Titan Wind Energy Suzhou Co.
Ltd., Class A (Industrials) 1,547
17,224 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary) 42,011
940 TongFu Microelectronics Co.
Ltd., Class A (Information
Technology) 3,888
1,222 Tonghua Dongbao
Pharmaceutical Co. Ltd., Class
A (Health Care) 1,422
1,945 Tongkun Group Co. Ltd., Class
A (Materials) 3,098
9,855 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 4,485
3,727 Tongwei Co. Ltd., Class A
(Information Technology) 14,110
202 Topchoice Medical Corp., Class
A (Health Care) 1,385
39,245 Topsports International
Holdings Ltd. (Consumer
Discretionary)
(a)
12,306
13,550 TravelSky Technology
Ltd., Class H (Consumer
Discretionary) 18,214
1,689 Trina Solar Co. Ltd., Class A
(Information Technology) 5,672
7,624 Trip.com Group Ltd. (Consumer
Discretionary)* 498,205
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,729 Tsinghua Tongfang Co.
Ltd., Class A (Information
Technology)* $ 2,827
431 Tsingtao Brewery Co. Ltd.,
Class A (Consumer Staples) 4,338
8,278 Tsingtao Brewery Co. Ltd.,
Class H (Consumer Staples) 51,807
705 UBTech Robotics Corp. Ltd.
(Industrials)* 7,778
550 Unigroup Guoxin
Microelectronics Co. Ltd., Class
A (Information Technology) 5,005
17,519 Uni-President China Holdings
Ltd. (Consumer Staples) 15,489
2,211 Unisplendour Corp. Ltd., Class
A (Information Technology) 7,730
792 Universal Scientific Industrial
Shanghai Co. Ltd., Class A
(Information Technology) 1,549
658 Venustech Group, Inc., Class A
(Information Technology) 1,559
670 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 4,799
658 Victory Giant Technology
Huizhou Co. Ltd., Class A
(Information Technology) 3,681
4,520 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 62,421
1,193 Walvax Biotechnology Co. Ltd.,
Class A (Health Care) 2,435
1,692 Wanda Film Holding Co. Ltd.,
Class A (Communication
Services)* 2,863
940 Wangfujing Group Co.
Ltd., Class A (Consumer
Discretionary) 1,941
1,977 Wangsu Science & Technology
Co. Ltd., Class A (Information
Technology) 2,604
2,506 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 25,677
59,436 Want Want China Holdings Ltd.
(Consumer Staples) 33,455
1,005 Weibo Corp. ADR
(Communication Services) 9,648
6,125 Weichai Power Co. Ltd., Class
A (Industrials) 11,337
26,947 Weichai Power Co. Ltd., Class
H (Industrials) 37,123
808 Weihai Guangwei Composites
Co. Ltd., Class A (Materials) 3,858
5,477 Wens Foodstuff Group Co. Ltd.,
Class A (Consumer Staples) 13,098
1,945 Western Mining Co. Ltd., Class
A (Materials) 4,517
3,749 Western Securities Co. Ltd.,
Class A (Financials) 4,669

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
754 Western Superconducting
Technologies Co. Ltd., Class A
(Materials) $ 4,618
979 Will Semiconductor Co. Ltd.
Shanghai, Class A (Information
Technology) 13,319
813 Wingtech Technology Co.
Ltd., Class A (Information
Technology) 4,563
413 Winner Medical Co. Ltd., Class
A (Health Care) 1,992
1,692 Winning Health Technology
Group Co. Ltd., Class A (Health
Care) 1,858
18,627 Wintime Energy Group Co.
Ltd., Class A (Utilities) 4,059
4,139 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) 3,088
3,458 Wuhan Guide Infrared Co.
Ltd., Class A (Information
Technology) 3,787
282 Wuhan Jingce Electronic Group
Co. Ltd., Class A (Information
Technology) 2,760
3,129 Wuliangye Yibin Co. Ltd., Class
A (Consumer Staples) 63,339
1,681 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) 8,652
1,824 WuXi AppTec Co. Ltd., Class A
(Health Care) 12,613
4,552 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)(b)
27,523
47,526 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
91,613
1,227 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Industrials) 3,997
2,651 WuXi XDC Cayman, Inc.
(Health Care)* 9,386
8,516 XCMG Construction Machinery
Co. Ltd., Class A (Industrials) 9,502
327 Xiamen Amoytop Biotech Co.
Ltd., Class A (Health Care) 3,360
2,211 Xiamen C & D, Inc., Class A
(Industrials) 2,988
169 Xiamen Faratronic Co.
Ltd., Class A (Information
Technology) 3,023
1,058 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 3,028
1,692 Xiangcai Co. Ltd., Class A
(Real Estate) 1,771
940 Xiangtan Electric
Manufacturing Co. Ltd., Class
A (Industrials)* 1,535
211,002 Xiaomi Corp., Class B
(Information Technology)*
(a)
752,460
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,222 Xinfengming Group Co. Ltd.,
Class A (Materials) $ 1,864
1,263 Xinjiang Daqo New Energy
Co. Ltd., Class A (Information
Technology) 5,017
64,080 Xinyi Solar Holdings Ltd.
(Information Technology) 28,328
14,482 XPeng, Inc., Class A (Consumer
Discretionary)* 86,447
846 Xuji Electric Co. Ltd., Class A
(Industrials) 3,010
14,535 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(a)
22,975
529 Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
(Information Technology) 3,304
3,533 Yankuang Energy Group Co.
Ltd., Class A (Energy) 7,114
41,583 Yankuang Energy Group Co.
Ltd., Class H (Energy) 47,827
529 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 2,570
692 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 3,618
956 Yifeng Pharmacy Chain Co.
Ltd., Class A (Consumer
Staples) 3,088
1,340 Yihai Kerry Arawana Holdings
Co. Ltd., Class A (Consumer
Staples) 6,321
7,620 Yonghui Superstores Co. Ltd.,
Class A (Consumer Staples)* 5,297
287 YongXing Special Materials
Technology Co. Ltd., Class A
(Materials) 1,738
2,590 Yonyou Network Technology
Co. Ltd., Class A (Information
Technology)* 4,722
3,857 Youngor Fashion Co. Ltd., Class
A (Real Estate) 4,304
2,211 YTO Express Group Co. Ltd.,
Class A (Industrials) 4,406
22,976 Yuexiu Property Co. Ltd. (Real
Estate) 16,712
2,568 YUNDA Holding Group Co.,
Ltd., Class A (Industrials) 2,805
2,568 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 4,827
1,470 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 11,619
169 Yunnan Botanee Bio-
Technology Group Co. Ltd.,
Class A (Consumer Staples) 1,148
4,139 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) 3,322

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,598 Yunnan Copper Co. Ltd., Class
A (Materials) $ 2,792
788 Yunnan Energy New Material
Co. Ltd., Class A (Materials) 4,048
1,227 Yunnan Tin Co. Ltd., Class A
(Materials) 2,481
1,227 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 3,716
1,692 Yutong Bus Co. Ltd., Class A
(Industrials) 5,111
12,078 Zai Lab Ltd. (Health Care)* 34,845
1,058 Zangge Mining Co. Ltd., Class
A (Materials) 4,197
475 Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A (Health Care) 15,271
18,931 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 27,637
3,720 Zhefu Holding Group Co. Ltd.,
Class A (Industrials) 1,719
4,139 Zhejiang China Commodities
City Group Co. Ltd., Class A
(Consumer Discretionary) 8,123
1,812 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 5,685
1,128 Zhejiang Crystal-Optech Co.
Ltd., Class A (Information
Technology) 3,189
2,218 Zhejiang Dahua Technology
Co. Ltd., Class A (Information
Technology) 4,995
454 Zhejiang Dingli Machinery Co.
Ltd., Class A (Industrials) 3,810
18,516 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 12,183
1,222 Zhejiang Hailiang Co. Ltd.,
Class A (Materials) 1,642
1,058 Zhejiang Huahai
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,656
1,073 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Industrials) 4,786
1,058 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) 5,082
2,729 Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A
(Communication Services)* 2,684
752 Zhejiang JIULI Hi-tech Metals
Co. Ltd., Class A (Materials) 2,547
529 Zhejiang Jiuzhou
Pharmaceutical Co. Ltd., Class
A (Health Care) 1,076
2,211 Zhejiang Juhua Co. Ltd., Class
A (Materials) 6,822
9,192 Zhejiang Leapmotor
Technology Co. Ltd. (Consumer
Discretionary)*
(a)(b)
33,430
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,447 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) $ 3,422
2,229 Zhejiang NHU Co. Ltd., Class
A (Materials) 6,686
2,834 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Industrials) 9,068
470 Zhejiang Sanmei Chemical
Industry Co. Ltd., Class A
(Materials) 2,159
658 Zhejiang Shuanghuan Driveline
Co. Ltd., Class A (Consumer
Discretionary) 2,521
169 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 1,219
1,692 Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A (Consumer
Discretionary) 4,609
1,050 Zhejiang Weiming Environment
Protection Co. Ltd., Class A
(Industrials) 2,975
1,227 Zhejiang Weixing New Building
Materials Co. Ltd., Class A
(Industrials) 2,200
7,526 Zhejiang Zheneng Electric
Power Co. Ltd., Class A
(Utilities) 5,595
940 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class A (Industrials) 1,621
3,357 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class H (Industrials) 4,141
3,472 Zheshang Securities Co. Ltd.,
Class A (Financials) 6,077
9,759 ZhongAn Online P&C
Insurance Co. Ltd., Class H
(Financials)*
(a)
15,802
670 Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A (Materials) 1,946
929 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 16,238
3,857 Zhongjin Gold Corp. Ltd., Class
A (Materials) 6,665
10,339 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 20,355
5,060 Zhongtai Securities Co. Ltd.,
Class A (Financials) 4,857
808 Zhuhai CosMX Battery Co.
Ltd., Class A (Industrials) 1,834
1,692 Zhuhai Huafa Properties Co.
Ltd., Class A (Real Estate) 1,568
545 Zhuzhou CRRC Times Electric
Co. Ltd., Class A (Industrials) 3,485
7,176 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Industrials) 25,406
2,211 Zhuzhou Kibing Group Co.
Ltd., Class A (Industrials) 1,848

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
16,808 Zijin Mining Group Co. Ltd.,
Class A (Materials) $ 36,395
72,972 Zijin Mining Group Co. Ltd.,
Class H (Materials) 140,101
6,992 ZJLD Group, Inc. (Consumer
Staples)
(a)
6,371
6,622 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 6,375
19,278 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class H (Industrials)
(b)
12,907
3,454 ZTE Corp., Class A
(Information Technology) 14,844
10,161 ZTE Corp., Class H
(Information Technology) 24,705
5,599 ZTO Express Cayman, Inc.
(Industrials) 106,130
28,254,475
Colombia – 0.1%
3,081 Bancolombia SA (Financials) 26,962
66,755 Ecopetrol SA (Energy) 27,255
7,746 Grupo Argos SA (Materials) 35,175
6,273 Interconexion Electrica SA ESP
(Utilities) 23,905
113,297
Czech Republic – 0.1%
2,167 CEZ AS (Utilities) 87,117
987 Komercni Banka AS
(Financials) 33,633
120,750
Egypt – 0.1%
4,043 Abou Kir Fertilizers &
Chemical Industries (Materials) 4,304
31,680 Commercial International Bank
- Egypt (CIB) (Financials) 52,002
23,450 Eastern Co. SAE (Consumer
Staples) 12,829
13,750 EFG Holding S.A.E.
(Financials)* 5,670
6,849 ElSewedy Electric Co.
(Industrials) 12,335
2,617 Ezz Steel Co. SAE (Materials)* 5,525
4,340 Misr Fertilizers Production Co.
SAE (Materials) 3,552
12,454 Talaat Moustafa Group (Real
Estate) 14,564
110,781
Greece – 0.5%
27,948 Alpha Services and Holdings
SA (Financials) 43,289
986 Athens International Airport SA
(Industrials) 8,383
32,439 Eurobank Ergasias Services and
Holdings SA (Financials) 68,524
Shares Description Value
a
Common Stocks – (continued)
Greece – (continued)
2,488 Hellenic Telecommunications
Organization SA
(Communication Services) $ 39,260
1,403 JUMBO SA (Consumer
Discretionary) 36,572
1,394 Metlen Energy & Metals SA
(Industrials) 45,731
819 Motor Oil Hellas Corinth
Refineries SA (Energy) 16,963
11,117 National Bank of Greece SA
(Financials) 78,271
2,601 OPAP SA (Consumer
Discretionary) 42,609
13,102 Piraeus Financial Holdings SA
(Financials) 47,950
2,916 Public Power Corp. SA
(Utilities) 35,264
1,115 Star Bulk Carriers Corp.
(Industrials) 19,312
770 Terna Energy SA (Utilities) 16,176
498,304
Hong Kong – 0.1%
77,110 J&T Global Express Ltd.
(Industrials)* 57,870
1,862 Orient Overseas International
Ltd. (Industrials) 23,785
81,655
Hungary – 0.2%
5,930 MOL Hungarian Oil & Gas
PLC (Energy) 40,519
3,213 OTP Bank Nyrt (Financials) 173,552
1,864 Richter Gedeon Nyrt (Health
Care) 49,463
263,534
India – 21.0%
723 ABB India Ltd. (Industrials) 63,501
962 ACC Ltd. (Materials) 25,304
4,864 Adani Energy Solutions Ltd.
(Utilities)* 48,383
4,188 Adani Enterprises Ltd.
(Industrials) 122,084
4,144 Adani Green Energy Ltd.
(Utilities)* 64,929
9,725 Adani Ports & Special
Economic Zone Ltd.
(Industrials) 136,967
11,611 Adani Power Ltd. (Utilities)* 76,237
3,711 Adani Total Gas Ltd. (Utilities) 35,678
2,343 Adani Wilmar Ltd. (Consumer
Staples)* 8,697
8,186 Aditya Birla Capital Ltd.
(Financials)* 18,827
436 Alkem Laboratories Ltd.
(Health Care) 29,115
8,134 Ambuja Cements Ltd.
(Materials) 51,165

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
2,300 APL Apollo Tubes Ltd.
(Materials) $ 41,277
1,358 Apollo Hospitals Enterprise
Ltd. (Health Care) 109,752
19,257 Ashok Leyland Ltd.
(Industrials) 52,892
5,463 Asian Paints Ltd. (Materials) 160,315
1,592 Astral Ltd. (Industrials) 33,735
6,194 AU Small Finance Bank Ltd.
(Financials)
(a)
42,762
3,788 Aurobindo Pharma Ltd. (Health
Care) 56,603
1,945 Avenue Supermarts Ltd.
(Consumer Staples)*
(a)
85,390
30,485 Axis Bank Ltd. (Financials) 409,960
892 Bajaj Auto Ltd. (Consumer
Discretionary) 95,365
3,640 Bajaj Finance Ltd. (Financials) 283,282
5,130 Bajaj Finserv Ltd. (Financials) 95,923
360 Bajaj Holdings & Investment
Ltd. (Financials) 44,600
1,081 Balkrishna Industries Ltd.
(Consumer Discretionary) 35,568
10,719 Bandhan Bank Ltd.
(Financials)
(a)
21,449
14,356 Bank of Baroda (Financials) 41,864
12,223 Bank of India (Financials) 15,985
20,488 Bank of Maharashtra
(Financials) 13,828
3,447 Berger Paints India Ltd.
(Materials) 20,140
1,233 Bharat Dynamics Ltd.
(Industrials) 16,781
47,940 Bharat Electronics Ltd.
(Industrials) 174,748
3,420 Bharat Forge Ltd. (Consumer
Discretionary) 53,923
17,196 Bharat Heavy Electricals Ltd.
(Industrials) 51,100
25,814 Bharat Petroleum Corp. Ltd.
(Energy) 89,238
34,711 Bharti Airtel Ltd.
(Communication Services) 668,432
999 Bharti Hexacom Ltd.
(Communication Services) 16,271
6,314 Biocon Ltd. (Health Care) 27,286
121 Bosch Ltd. (Consumer
Discretionary) 50,072
1,597 Britannia Industries Ltd.
(Consumer Staples) 93,389
883 BSE Ltd. (Financials) 48,810
24,352 Canara Bank (Financials) 29,399
8,515 CG Power & Industrial
Solutions Ltd. (Industrials) 73,792
5,602 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 81,809
7,210 Cipla Ltd. (Health Care) 130,887
28,017 Coal India Ltd. (Energy) 138,069
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
958 Cochin Shipyard Ltd.
(Industrials)
(a)
$ 17,883
883 Coforge Ltd. (Information
Technology) 90,769
1,787 Colgate-Palmolive India Ltd.
(Consumer Staples) 61,115
3,785 Container Corp. Of India Ltd.
(Industrials) 37,106
1,609 Coromandel International Ltd.
(Materials) 34,067
1,824 Cummins India Ltd.
(Industrials) 75,202
7,940 Dabur India Ltd. (Consumer
Staples) 49,536
1,145 Dalmia Bharat Ltd. (Materials) 24,667
993 Deepak Nitrite Ltd. (Materials) 32,051
5,185 Delhivery Ltd. (Industrials)* 20,615
1,696 Divi's Laboratories Ltd. (Health
Care) 123,898
451 Dixon Technologies India Ltd.
(Consumer Discretionary) 84,372
8,315 DLF Ltd. (Real Estate) 80,984
8,167 Dr Reddy's Laboratories Ltd.
(Health Care) 116,209
1,866 Eicher Motors Ltd. (Consumer
Discretionary) 106,706
11,742 Embassy Office Parks REIT
(Real Estate) 51,616
5,600 Exide Industries Ltd.
(Consumer Discretionary) 29,996
14,450 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 29,425
36,202 GAIL India Ltd. (Utilities) 85,458
3,450 General Insurance Corp. of
India (Financials)
(a)
16,316
864 Gland Pharma Ltd. (Health
Care)
(a)
17,772
529 GlaxoSmithKline
Pharmaceuticals Ltd. (Health
Care) 15,303
1,832 Glenmark Pharmaceuticals Ltd.
(Health Care) 33,143
33,289 GMR Airports Infrastructure
Ltd. (Industrials)* 32,782
5,047 Godrej Consumer Products Ltd.
(Consumer Staples) 74,344
1,549 Godrej Properties Ltd. (Real
Estate)* 50,893
4,314 Grasim Industries Ltd.
(Materials) 133,063
460 Gujarat Fluorochemicals Ltd.
(Materials) 21,543
2,536 Gujarat Gas Ltd. (Utilities) 14,399
2,946 Havells India Ltd. (Industrials) 59,899
14,106 HCL Technologies Ltd.
(Information Technology) 308,518
1,058 HDFC Asset Management Co.
Ltd. (Financials)
(a)
52,643
75,182 HDFC Bank Ltd. (Financials) 1,598,067

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
13,137 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
$ 102,263
1,748 Hero MotoCorp Ltd. (Consumer
Discretionary) 98,507
19,566 Hindalco Industries Ltd.
(Materials) 151,950
2,230 Hindustan Aeronautics Ltd.
(Industrials) 118,152
12,879 Hindustan Petroleum Corp. Ltd.
(Energy) 58,392
11,920 Hindustan Unilever Ltd.
(Consumer Staples) 352,135
3,142 Hindustan Zinc Ltd. (Materials) 18,764
141 Hitachi Energy India Ltd.
(Industrials) 19,989
29 Honeywell Automation India
Ltd. (Information Technology) 14,015
4,886 Housing & Urban Development
Corp. Ltd. (Financials) 13,798
69,433 ICICI Bank Ltd. (Financials) 1,068,330
3,167 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
69,784
5,141 ICICI Prudential Life Insurance
Co. Ltd. (Financials)
(a)
42,569
56,420 IDFC First Bank Ltd.
(Financials)* 42,788
3,354 Indian Bank (Financials) 22,796
11,374 Indian Hotels Co. Ltd.
(Consumer Discretionary) 106,792
50,325 Indian Oil Corp. Ltd. (Energy) 82,566
4,033 Indian Railway Catering &
Tourism Corp. Ltd. (Industrials) 38,945
24,741 Indian Railway Finance Corp.
Ltd. (Financials)
(a)
43,728
7,666 Indian Renewable Energy
Development Agency Ltd.
(Financials)* 18,613
4,932 Indraprastha Gas Ltd. (Utilities) 19,090
16,507 Indus Towers Ltd.
(Communication Services)* 68,248
7,707 IndusInd Bank Ltd. (Financials) 90,833
925 Info Edge India Ltd.
(Communication Services) 90,373
47,815 Infosys Ltd. (Information
Technology) 1,051,326
2,444 InterGlobe Aviation Ltd.
(Industrials)*
(a)
126,657
40,037 ITC Ltd. (Consumer Staples) 225,899
4,648 Jindal Stainless Ltd. (Materials) 37,582
5,109 Jindal Steel & Power Ltd.
(Materials) 54,808
45,506 Jio Financial Services Ltd.
(Financials)* 176,835
6,823 JSW Energy Ltd. (Utilities) 52,862
3,383 JSW Infrastructure Ltd.
(Industrials) 12,474
12,729 JSW Steel Ltd. (Materials) 145,524
5,122 Jubilant Foodworks Ltd.
(Consumer Discretionary) 39,071
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
4,158 Kalyan Jewellers India Ltd.
(Consumer Discretionary) $ 35,650
14,553 Kotak Mahindra Bank Ltd.
(Financials) 304,033
2,002 KPIT Technologies Ltd.
(Information Technology) 32,431
341 L&T Technology Services Ltd.
(Industrials)
(a)
21,329
8,973 Larsen & Toubro Ltd.
(Industrials) 395,552
2,973 Life Insurance Corp. of India
(Financials) 34,675
264 Linde India Ltd. (Materials) 21,623
1,276 Lloyds Metals & Energy Ltd.
(Materials) 15,698
1,235 LTIMindtree Ltd. (Information
Technology)
(a)
90,216
3,224 Lupin Ltd. (Health Care) 78,247
3,647 Macrotech Developers Ltd.
(Real Estate)
(a)
54,090
6,635 Mahindra & Mahindra Financial
Services Ltd. (Financials) 21,468
11,891 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 417,414
754 MakeMyTrip Ltd. (Consumer
Discretionary)* 86,514
477 Mankind Pharma Ltd. (Health
Care)* 14,459
7,003 Marico Ltd. (Consumer Staples) 53,453
1,765 Maruti Suzuki India Ltd.
(Consumer Discretionary) 231,323
2,946 Max Financial Services Ltd.
(Financials)* 39,536
9,934 Max Healthcare Institute Ltd.
(Health Care) 115,187
429 Mazagon Dock Shipbuilders
Ltd. (Industrials) 23,325
1,128 Mphasis Ltd. (Information
Technology) 39,709
30 MRF Ltd. (Consumer
Discretionary) 44,470
1,431 Muthoot Finance Ltd.
(Financials) 32,466
4,836 Nestle India Ltd. (Consumer
Staples) 127,896
36,983 NHPC Ltd. (Utilities) 35,645
15,415 NMDC Ltd. (Materials) 41,973
63,009 NTPC Ltd. (Utilities) 271,174
1,575 Oberoi Realty Ltd. (Real Estate) 37,417
51,975 Oil & Natural Gas Corp. Ltd.
(Energy) 157,900
7,309 Oil India Ltd. (Energy) 42,437
3,979 One 97 Communications Ltd.
(Financials)* 42,464
310 Oracle Financial Services
Software Ltd. (Information
Technology) 42,912
72 Page Industries Ltd. (Consumer
Discretionary) 38,042

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,273 Patanjali Foods Ltd. (Consumer
Staples) $ 27,274
3,170 PB Fintech Ltd. (Financials)* 71,052
1,340 Persistent Systems Ltd.
(Information Technology) 93,656
8,244 Petronet LNG Ltd. (Energy) 32,499
2,523 Phoenix Mills Ltd. (The) (Real
Estate) 49,454
1,084 PI Industries Ltd. (Materials) 52,156
2,045 Pidilite Industries Ltd.
(Materials) 74,209
586 Polycab India Ltd. (Industrials) 50,613
19,490 Power Finance Corp. Ltd.
(Financials) 114,246
60,746 Power Grid Corp. of India Ltd.
(Utilities) 236,812
599 Premier Energies Ltd.
(Information Technology)*
(a)
8,670
2,241 Prestige Estates Projects Ltd.
(Real Estate) 43,776
126 Procter & Gamble Hygiene &
Health Care Ltd. (Consumer
Staples) 23,697
29,958 Punjab National Bank
(Financials) 37,192
7,849 Rail Vikas Nigam Ltd.
(Industrials) 40,487
16,740 REC Ltd. (Financials) 105,516
91,222 Reliance Industries Ltd.
(Energy) 1,395,057
39,221 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 75,410
4,121 SBI Cards & Payment Services
Ltd. (Financials) 34,169
5,983 SBI Life Insurance Co. Ltd.
(Financials)
(a)
101,804
579 Schaeffler India Ltd.
(Industrials) 24,560
132 Shree Cement Ltd. (Materials) 40,737
3,209 Shriram Finance Ltd.
(Financials) 114,680
1,195 Siemens Ltd. (Industrials) 106,930
9,575 SJVN Ltd. (Utilities) 13,019
323 Solar Industries India Ltd.
(Materials) 40,831
5,336 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(a)
42,412
1,960 SRF Ltd. (Materials) 52,540
23,958 State Bank of India (Financials) 237,875
20,389 Steel Authority of India Ltd.
(Materials) 28,259
14,358 Sun Pharmaceutical Industries
Ltd. (Health Care) 302,619
861 Sundaram Finance Ltd.
(Financials) 40,437
814 Supreme Industries Ltd.
(Materials) 44,807
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
132,567 Suzlon Energy Ltd.
(Industrials)* $ 98,810
1,495 Tata Communications Ltd.
(Communication Services) 31,053
13,599 Tata Consultancy Services Ltd.
(Information Technology) 687,359
8,753 Tata Consumer Products Ltd.
(Consumer Staples) 99,307
483 Tata Elxsi Ltd. (Information
Technology) 38,132
27,181 Tata Motors Ltd. (Consumer
Discretionary) 252,988
22,779 Tata Power Co. Ltd. (The)
(Utilities) 111,649
112,026 Tata Steel Ltd. (Materials) 191,633
883 Tata Technologies Ltd.
(Information Technology) 9,807
8,343 Tech Mahindra Ltd.
(Information Technology) 169,069
409 Thermax Ltd. (Industrials) 22,218
4,992 Titan Co. Ltd. (Consumer
Discretionary) 191,949
1,243 Torrent Pharmaceuticals Ltd.
(Health Care) 48,901
2,170 Torrent Power Ltd. (Utilities) 38,797
2,434 Trent Ltd. (Consumer
Discretionary) 195,748
1,353 Tube Investments of India Ltd.
(Consumer Discretionary) 57,494
3,077 TVS Motor Co. Ltd. (Consumer
Discretionary) 88,652
1,545 UltraTech Cement Ltd.
(Materials) 204,829
20,577 Union Bank of India Ltd.
(Financials) 29,618
929 United Breweries Ltd.
(Consumer Staples) 21,445
3,990 United Spirits Ltd. (Consumer
Staples) 72,206
2,407 UNO Minda Ltd. (Consumer
Discretionary) 29,946
6,975 UPL Ltd. (Materials) 44,989
15,589 Varun Beverages Ltd.
(Consumer Staples) 114,607
529 Vedant Fashions Ltd.
(Consumer Discretionary) 8,979
21,630 Vedanta Ltd. (Materials) 116,090
280,785 Vodafone Idea Ltd.
(Communication Services)* 27,781
3,094 Voltas Ltd. (Industrials) 60,720
18,849 Wipro Ltd. (Information
Technology) 128,904
213,093 Yes Bank Ltd. (Financials)* 50,338
81,226 Zomato Ltd. (Consumer
Discretionary)* 268,932
3,392 Zydus Lifesciences Ltd. (Health
Care) 38,777
22,692,311

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – 1.7%
94,377 Adaro Minerals Indonesia Tbk
PT (Materials)* $ 7,296
121,848 Alamtri Resources Indonesia
Tbk PT (Energy) 15,995
167,801 Amman Mineral Internasional
PT (Materials)* 95,311
270,992 Astra International Tbk PT
(Industrials) 87,224
696,547 Bank Central Asia Tbk PT
(Financials) 439,601
487,792 Bank Mandiri Persero Tbk PT
(Financials) 189,329
194,502 Bank Negara Indonesia Persero
Tbk PT (Financials) 61,131
935,974 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 251,050
379,160 Barito Pacific Tbk PT
(Materials) 20,460
210,659 Barito Renewables Energy Tbk
PT (Utilities) 88,079
92,201 Chandra Asri Pacific Tbk PT
(Materials) 40,442
97,821 Charoen Pokphand Indonesia
Tbk PT (Consumer Staples) 28,831
177,859 Dayamitra Telekomunikasi PT
(Communication Services) 6,959
20,980 Dian Swastatika Sentosa Tbk
PT (Energy)* 48,097
10,637,238 GoTo Gojek Tokopedia Tbk PT
(Consumer Discretionary)* 47,665
30,948 Indah Kiat Pulp & Paper Tbk
PT (Materials) 14,161
30,439 Indofood CBP Sukses Makmur
Tbk PT (Consumer Staples) 22,860
58,766 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 28,002
76,767 Indosat Tbk PT
(Communication Services) 11,628
267,788 Kalbe Farma Tbk PT (Health
Care) 25,351
48,000 Mayora Indah Tbk PT
(Consumer Staples) 8,179
146,669 Merdeka Battery Materials Tbk
PT (Materials)* 4,628
174,776 Merdeka Copper Gold Tbk PT
(Materials)* 20,296
22,398 Pantai Indah Kapuk Dua Tbk
PT (Materials) 21,981
22,484 Petrindo Jaya Kreasi Tbk PT
(Energy)* 9,507
282,634 Sarana Menara Nusantara Tbk
PT (Communication Services) 12,575
252,866 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 45,482
637,045 Telkom Indonesia Persero Tbk
PT (Communication Services) 108,955
110,976 Trimegah Bangun Persada Tbk
PT (Materials) 5,813
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
83,509 Unilever Indonesia Tbk PT
(Consumer Staples) $ 9,829
18,785 United Tractors Tbk PT
(Energy) 31,743
29,716 Vale Indonesia Tbk PT
(Materials)* 6,752
1,815,212
Kazakhstan – –%
1,389 Solidcore Resources PLC
(Materials)*
(c)
—
Kuwait – 0.8%
21,441 Agility Public Warehousing Co.
KSC (Industrials) 18,547
13,760 Al Ahli Bank of Kuwait KSCP
(Financials) 12,082
19,377 Boubyan Bank KSCP
(Financials) 34,469
17,161 Burgan Bank SAK (Financials) 10,157
31,005 Gulf Bank KSCP (Financials) 32,164
149,052 Kuwait Finance House KSCP
(Financials) 357,725
8,988 Mabanee Co KPSC (Real
Estate) 23,939
28,146 Mobile Telecommunications
Co. KSCP (Communication
Services) 42,196
104,370 National Bank of Kuwait SAKP
(Financials) 295,291
826,570
Luxembourg – 0.0%
1,815 Reinet Investments SCA
(Financials) 48,187
Mexico – 1.8%
421,904 America Movil SAB de CV,
Series B (Communication
Services) 316,756
6,259 Arca Continental SAB de CV
(Consumer Staples) 53,152
23,564 Becle SAB de CV (Consumer
Staples) 30,463
202,898 Cemex SAB de CV, Series CPO
(Materials) 111,569
7,041 Coca-Cola Femsa SAB de CV
(Consumer Staples) 55,976
2,649 El Puerto de Liverpool SAB de
CV (Consumer Discretionary) 13,331
38,516 Fibra Uno Administracion SA
de CV REIT (Real Estate) 40,362
23,741 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 209,590
2,494 Gruma SAB de CV, Class B
(Consumer Staples) 42,466
5,084 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Industrials) 94,184

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
2,442 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) $ 62,571
16,547 Grupo Bimbo SAB de CV,
Series A (Consumer Staples) 48,818
6,563 Grupo Carso SAB de CV, Series
A1 (Industrials) 39,432
6,268 Grupo Comercial Chedraui SA
de CV (Consumer Staples) 41,041
769 Grupo Elektra SAB DE CV
(Financials)
(c)
—
38,423 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 256,665
26,289 Grupo Financiero Inbursa SAB
de CV, Class O (Financials)* 62,287
41,920 Grupo Mexico SAB de CV,
Series B (Materials) 203,361
2,637 Industrias Penoles SAB de CV
(Materials)* 38,154
21,486 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 28,996
13,179 Prologis Property Mexico SA de
CV REIT (Real Estate) 39,253
66,867 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 177,903
1,966,330
Netherlands – –%
1,289 Nebius Group NV, Class A
(Communication Services)*
(c)
—
Philippines – 0.5%
3,375 Ayala Corp. (Industrials) 35,226
81,836 Ayala Land, Inc. (Real Estate) 39,917
28,248 Bank of the Philippine Islands
(Financials) 61,954
28,270 BDO Unibank, Inc. (Financials) 74,490
475 Globe Telecom, Inc.
(Communication Services) 17,012
10,906 International Container
Terminal Services, Inc.
(Industrials) 68,819
5,997 Jollibee Foods Corp. (Consumer
Discretionary) 26,387
3,967 Manila Electric Co. (Utilities) 32,407
24,125 Metropolitan Bank & Trust Co.
(Financials) 31,373
1,219 PLDT, Inc. (Communication
Services) 26,964
6,554 SM Investments Corp.
(Industrials) 97,804
153,887 SM Prime Holdings, Inc. (Real
Estate) 69,287
11,677 Universal Robina Corp.
(Consumer Staples) 15,723
597,363
Shares Description Value
a
Common Stocks – (continued)
Qatar – 0.8%
45,187 Commercial Bank PSQC (The)
(Financials) $ 52,112
24,934 Dukhan Bank (Financials) 24,311
26,668 Industries Qatar QSC
(Industrials) 95,070
92,575 Masraf Al Rayan QSC
(Financials) 61,149
58,239 Mesaieed Petrochemical
Holding Co. (Materials) 24,505
9,858 Ooredoo QPSC
(Communication Services) 32,057
6,847 Qatar Electricity & Water Co.
QSC (Utilities) 29,825
8,273 Qatar Fuel QSC (Energy) 33,651
47,388 Qatar Gas Transport Co. Ltd.
(Energy) 54,299
14,903 Qatar International Islamic
Bank QSC (Financials) 43,428
22,022 Qatar Islamic Bank (Financials) 126,531
59,595 Qatar National Bank QPSC
(Financials) 279,889
856,827
Russia – 0.0%
12,708 Alrosa PJSC (Materials)
(c)
—
801 Gazprom Neft PJSC (Energy)
(c)
—
49,291 Gazprom PJSC (Energy)*
(c)
—
26,300 GMK Norilskiy Nickel PAO
(Materials)
(c)
—
1,413 LUKOIL PJSC (Energy)
(c)
—
4,560 Mobile TeleSystems PJSC
(Communication Services)
(c)
—
3,099 Novatek PJSC (Energy)
(c)
—
5,287 Novolipetsk Steel PJSC
(Materials)
(c)
—
780 PIK-Spetsializirovannyy
Zastroyshchik PAO (Consumer
Discretionary)*
(c)
—
128 Polyus PJSC (Materials)*
(c)
—
5,078 Rosneft Oil Co. PJSC
(Energy)
(c)
—
44,370 Sberbank of Russia PJSC
(Financials)
(c)
—
969 Severstal PAO (Materials)
(c)
—
146,300 Surgutneftegas PJSC (Energy)
(c)
—
6,047 Tatneft PJSC (Energy)
(c)
—
6,503 United Co RUSAL International
PJSC (Materials)*
(c)
—
—
Saudi Arabia – 3.8%
1,788 ACWA Power Co. (Utilities) 173,332
5,121 Ades Holding Co. (Energy) 24,399
1,869 Advanced Petrochemical Co.
(Materials)* 16,890
26,103 Al Rajhi Bank (Financials) 632,964
657 Al Rajhi Co. for Co-operative
Insurance (Financials)* 29,135
16,443 Alinma Bank (Financials) 121,674

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
3,300 Almarai Co. JSC (Consumer
Staples) $ 49,102
11,911 Arab National Bank (Financials) 60,555
340 Arabian Internet &
Co.mmunications Services Co.
(Information Technology) 24,942
8,220 Bank AlBilad (Financials) 76,688
6,743 Bank Al-Jazira (Financials)* 28,717
7,926 Banque Saudi Fransi
(Financials) 64,768
994 Bupa Arabia for Cooperative
Insurance Co. (Financials) 48,947
1,009 Co. for Cooperative Insurance
(The) (Financials) 35,452
7,048 Dar Al Arkan Real Estate
Development Co. (Real Estate)* 29,641
1,125 Dr Sulaiman Al Habib Medical
Services Group Co. (Health
Care) 80,312
356 Elm Co. (Information
Technology) 102,662
5,065 Etihad Etisalat Co.
(Communication Services) 74,420
7,888 Jarir Marketing Co. (Consumer
Discretionary) 26,665
1,299 Mouwasat Medical Services Co.
(Health Care) 31,499
533 Nahdi Medical Co. (Consumer
Staples) 16,684
6,170 Rabigh Refining &
Petrochemical Co. (Energy)* 13,533
19,732 Riyad Bank (Financials) 137,870
626 Riyadh Cables Group Co.
(Industrials) 21,462
3,130 SABIC Agri-Nutrients Co.
(Materials) 92,311
4,981 Sahara International
Petrochemical Co. (Materials) 32,191
321 SAL Saudi Logistics Services
(Industrials) 22,044
16,259 Saudi Arabian Mining Co.
(Materials)* 223,746
76,706 Saudi Arabian Oil Co.
(Energy)
(a)
560,457
715 Saudi Aramco Base Oil Co.
(Materials) 20,973
13,440 Saudi Awwal Bank (Financials) 111,079
12,079 Saudi Basic Industries Corp.
(Materials) 221,524
10,411 Saudi Electricity Co. (Utilities) 46,057
5,122 Saudi Industrial Investment
Group (Materials) 23,422
8,158 Saudi Investment Bank (The)
(Financials) 30,401
9,790 Saudi Kayan Petrochemical Co.
(Materials)* 18,111
39,154 Saudi National Bank (The)
(Financials) 338,190
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
432 Saudi Research & Media Group
(Communication Services)* $ 29,667
640 Saudi Tadawul Group Holding
Co. (Financials) 36,762
23,973 Saudi Telecom Co.
(Communication Services) 253,966
7,456 Savola Group (The) (Consumer
Staples)* 48,107
3,696 Yanbu National Petrochemical
Co. (Materials) 36,695
4,068,016
South Africa – 2.8%
11,161 Absa Group Ltd. (Financials) 106,582
929 Anglo American Platinum Ltd.
(Materials)
(b)
30,537
4,815 Aspen Pharmacare Holdings
Ltd. (Health Care)
(b)
44,155
4,483 Bid Corp. Ltd. (Consumer
Staples) 109,498
4,551 Bidvest Group Ltd. (Industrials) 69,558
1,298 Capitec Bank Holdings Ltd.
(Financials) 234,337
3,247 Clicks Group Ltd. (Consumer
Staples) 70,625
7,509 Discovery Ltd. (Financials) 80,100
3,399 Exxaro Resources Ltd. (Energy) 31,409
66,638 FirstRand Ltd. (Financials) 283,835
11,807 Gold Fields Ltd. (Materials) 167,421
7,294 Harmony Gold Mining Co. Ltd.
(Materials) 66,626
11,675 Impala Platinum Holdings Ltd.
(Materials)* 65,918
2,973 Investec Ltd. (Financials) 21,154
810 Kumba Iron Ore Ltd.
(Materials) 14,913
3,390 Mr Price Group Ltd. (Consumer
Discretionary) 54,017
22,567 MTN Group Ltd.
(Communication Services) 100,868
4,149 MultiChoice Group
(Communication Services)* 24,645
2,310 Naspers Ltd., Class N
(Consumer Discretionary) 520,218
5,849 Nedbank Group Ltd.
(Financials) 93,506
4,412 Northam Platinum Holdings
Ltd. (Materials) 27,473
65,388 Old Mutual Ltd. (Financials) 45,936
11,379 OUTsurance Group Ltd.
(Financials) 40,725
30,619 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
45,309
6,804 Remgro Ltd. (Financials) 56,756
21,668 Sanlam Ltd. (Financials) 105,679
7,868 Sasol Ltd. (Materials) 38,273
6,361 Shoprite Holdings Ltd.
(Consumer Staples) 104,160
37,534 Sibanye Stillwater Ltd.
(Materials)*
(b)
37,152

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
17,959 Standard Bank Group Ltd.
(Financials) $ 235,506
7,945 Vodacom Group Ltd.
(Communication Services) 44,564
12,017 Woolworths Holdings Ltd.
(Consumer Discretionary)
(b)
41,805
3,013,260
South Korea – 9.3%
502 Alteogen, Inc. (Health Care)* 100,756
391 Amorepacific Corp. (Consumer
Staples) 29,205
377 AMOREPACIFIC Group
(Consumer Staples) 5,972
99 BGF retail Co. Ltd. (Consumer
Staples) 7,678
3,619 BNK Financial Group, Inc.
(Financials) 27,395
251 Celltrion Pharm, Inc. (Health
Care)* 10,184
1,989 Celltrion, Inc. (Health Care) 266,616
962 Cheil Worldwide, Inc.
(Communication Services) 12,530
100 CJ CheilJedang Corp.
(Consumer Staples) 18,888
191 CJ Corp. (Industrials) 13,144
99 CJ Logistics Corp. (Industrials) 5,812
292 CosmoAM&T Co. Ltd.
(Information Technology)* 12,956
720 Coway Co. Ltd. (Consumer
Discretionary) 34,012
334 CS Wind Corp. (Industrials) 9,601
2,729 Daewoo Engineering &
Construction Co. Ltd.
(Industrials)* 7,218
521 DB HiTek Co. Ltd. (Information
Technology) 11,727
586 DB Insurance Co. Ltd.
(Financials) 45,870
436 Dongsuh Cos., Inc. (Consumer
Staples) 8,735
676 Doosan Bobcat, Inc.
(Industrials) 18,801
94 Doosan Co. Ltd. (Industrials) 13,005
5,761 Doosan Enerbility Co. Ltd.
(Industrials)* 87,341
283 Doosan Robotics, Inc.
(Industrials)* 13,145
609 Ecopro BM Co. Ltd.
(Industrials)* 59,021
1,302 Ecopro Co. Ltd. (Industrials)* 71,024
392 Ecopro Materials Co. Ltd.
(Industrials)* 23,884
242 E-MART, Inc. (Consumer
Staples) 11,154
204 Enchem Co. Ltd. (Materials)* 18,601
235 F&F Co. Ltd. (Consumer
Discretionary) 9,012
576 Fila Holdings Corp. (Consumer
Discretionary) 16,784
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
54 Green Cross Corp. (Health
Care) $ 5,845
624 GS Holdings Corp. (Industrials) 18,697
579 GS Retail Co. Ltd. (Consumer
Staples) 9,608
3,716 Hana Financial Group, Inc.
(Financials) 166,215
334 Hanjin Kal Corp. (Consumer
Discretionary) 19,225
957 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 25,828
85 Hanmi Pharm Co. Ltd. (Health
Care) 16,603
164 Hanmi Science Co. Ltd. (Health
Care) 3,868
578 Hanmi Semiconductor Co. Ltd.
(Information Technology) 30,908
2,252 Hanon Systems (Consumer
Discretionary) 6,409
140 Hansol Chemical Co. Ltd.
(Materials) 10,025
478 Hanwha Corp. (Industrials) 10,245
3,880 Hanwha Life Insurance Co. Ltd.
(Financials) 7,496
1,954 Hanwha Ocean Co. Ltd.
(Industrials)* 49,023
1,438 Hanwha Solutions Corp.
(Materials) 16,719
768 Hanwha Systems Co. Ltd.
(Industrials) 12,717
576 HD Hyundai Co. Ltd. (Energy) 32,123
285 HD Hyundai Electric Co. Ltd.
(Industrials) 71,401
283 HD Hyundai Heavy Industries
Co. Ltd. (Industrials)* 44,629
1,728 HD Hyundai Infracore Co. Ltd.
(Industrials)* 9,389
97 HD Hyundai Marine Solution
Co. Ltd. (Industrials) 9,269
306 HD HYUNDAI MIPO
(Industrials)* 27,550
597 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials)* 87,514
436 HL Mando Co. Ltd. (Consumer
Discretionary) 12,064
1,559 HLB, Inc. (Health Care)* 80,238
3,984 HMM Co. Ltd. (Industrials) 51,290
389 Hotel Shilla Co. Ltd. (Consumer
Discretionary) 11,042
72 Hugel, Inc. (Health Care)* 13,419
274 HYBE Co. Ltd.
(Communication Services) 38,339
95 Hyundai Autoever Corp.
(Information Technology) 9,534
288 Hyundai Elevator Co. Ltd.
(Industrials) 11,024

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
1,010 Hyundai Engineering &
Construction Co. Ltd.
(Industrials) $ 19,874
492 Hyundai Glovis Co. Ltd.
(Industrials) 43,379
818 Hyundai Marine & Fire
Insurance Co. Ltd. (Financials) 15,597
819 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 140,605
1,788 Hyundai Motor Co. (Consumer
Discretionary) 280,046
962 Hyundai Rotem Co. Ltd.
(Industrials) 34,893
1,155 Hyundai Steel Co. (Materials) 17,345
3,330 Industrial Bank of Korea
(Financials) 35,519
383 JYP Entertainment Corp.
(Communication Services) 20,975
4,053 Kakao Corp. (Communication
Services) 116,501
524 Kakao Games Corp.
(Communication Services)* 6,817
2,869 KakaoBank Corp. (Financials) 45,964
294 Kakaopay Corp. (Financials)* 5,216
1,524 Kangwon Land, Inc. (Consumer
Discretionary) 19,664
4,943 KB Financial Group, Inc.
(Financials) 340,860
50 KCC Corp. (Materials) 8,656
189 KEPCO Engineering &
Construction Co., Inc.
(Industrials) 9,213
241 KEPCO Plant Service
& Engineering Co. Ltd.
(Industrials) 8,094
3,316 Kia Corp. (Consumer
Discretionary) 220,821
189 KIWOOM Securities Co. Ltd.
(Financials) 17,463
941 Korea Aerospace Industries Ltd.
(Industrials) 39,392
3,448 Korea Electric Power Corp.
(Utilities)* 59,071
389 Korea Gas Corp. (Utilities)* 12,450
572 Korea Investment Holdings Co.
Ltd. (Financials) 30,629
131 Korea Zinc Co. Ltd. (Materials) 110,806
2,469 Korean Air Lines Co. Ltd.
(Industrials) 45,927
378 Krafton, Inc. (Communication
Services)* 84,539
830 KT Corp. (Communication
Services) 29,034
1,386 KT&G Corp. (Consumer
Staples) 121,010
426 Kum Yang Co. Ltd. (Materials)* 9,008
201 Kumho Petrochemical Co. Ltd.
(Materials) 14,235
340 L&F Co. Ltd. (Industrials)* 23,958
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
141 LEENO Industrial, Inc.
(Information Technology) $ 15,595
632 LG Chem Ltd. (Materials) 128,661
1,194 LG Corp. (Industrials) 64,106
3,866 LG Display Co. Ltd.
(Information Technology)* 26,271
1,446 LG Electronics, Inc. (Consumer
Discretionary) 92,976
545 LG Energy Solution Ltd.
(Industrials)* 149,040
124 LG H&H Co. Ltd. (Consumer
Staples) 27,599
193 LG Innotek Co. Ltd.
(Information Technology) 22,398
2,871 LG Uplus Corp.
(Communication Services) 23,852
166 LIG Nex1 Co. Ltd. (Industrials) 23,453
244 Lotte Chemical Corp.
(Materials) 11,281
433 Lotte Corp. (Industrials) 6,487
285 Lotte Energy Materials Corp.
(Information Technology) 4,903
144 Lotte Shopping Co. Ltd.
(Consumer Discretionary) 5,904
243 LS Corp. (Industrials) 15,398
199 LS Electric Co. Ltd.
(Industrials) 20,541
1,227 Meritz Financial Group, Inc.
(Financials) 89,713
3,235 Mirae Asset Securities Co. Ltd.
(Financials) 19,850
1,773 NAVER Corp. (Communication
Services) 262,445
192 NCSoft Corp. (Communication
Services) 32,687
292 Netmarble Corp.
(Communication Services)*
(a)
11,094
1,871 NH Investment & Securities Co.
Ltd. (Financials) 17,864
47 NongShim Co. Ltd. (Consumer
Staples) 11,590
299 Orion Corp. (Consumer Staples) 21,990
3,014 Pan Ocean Co. Ltd. (Industrials) 7,465
428 Pearl Abyss Corp.
(Communication Services)* 12,165
715 Posco DX Co. Ltd. (Information
Technology) 10,763
386 POSCO Future M Co. Ltd.
(Industrials) 47,674
989 POSCO Holdings, Inc.
(Materials) 200,274
719 Posco International Corp.
(Industrials) 24,327
242 S-1 Corp. (Industrials) 10,894
193 Sam Chun Dang Pharm Co. Ltd.
(Health Care)* 13,766
236 Samsung Biologics Co. Ltd.
(Health Care)*
(a)
164,940

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
987 Samsung C&T Corp.
(Industrials) $ 84,193
337 Samsung Card Co. Ltd.
(Financials) 10,315
2,081 Samsung E&A Co. Ltd.
(Industrials)* 26,776
738 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 57,133
63,047 Samsung Electronics Co. Ltd.
(Information Technology) 2,449,480
416 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 117,042
8,696 Samsung Heavy Industries Co.
Ltd. (Industrials)* 72,433
1,019 Samsung Life Insurance Co.
Ltd. (Financials) 78,230
690 Samsung SDI Co. Ltd.
(Information Technology) 125,877
488 Samsung SDS Co. Ltd.
(Information Technology) 51,317
865 Samsung Securities Co. Ltd.
(Financials) 29,514
56 Samyang Foods Co. Ltd.
(Consumer Staples) 20,834
5,895 Shinhan Financial Group Co.
Ltd. (Financials) 223,960
97 Shinsegae, Inc. (Consumer
Discretionary) 9,345
386 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 28,610
335 SK Bioscience Co. Ltd. (Health
Care)* 11,310
7,162 SK Hynix, Inc. (Information
Technology) 820,905
383 SK IE Technology Co. Ltd.
(Industrials)*
(a)
7,207
739 SK Innovation Co. Ltd.
(Energy)* 60,707
1,190 SK Square Co. Ltd.
(Industrials)* 62,697
700 SK Telecom Co. Ltd.
(Communication Services) 30,809
483 SK, Inc. (Industrials) 47,294
241 SKC Co. Ltd. (Materials)* 17,085
576 S-Oil Corp. (Energy) 23,659
52 Soulbrain Co. Ltd. (Materials) 6,691
436 WONIK IPS Co. Ltd.
(Information Technology)* 7,141
8,443 Woori Financial Group, Inc.
(Financials) 101,131
735 Yuhan Corp. (Health Care) 60,800
10,116,349
Taiwan – 18.8%
6,778 Accton Technology Corp.
(Information Technology) 137,092
39,302 Acer, Inc. (Information
Technology) 45,796
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
5,783 Advantech Co. Ltd.
(Information Technology) $ 59,730
1,001 Alchip Technologies Ltd.
(Information Technology) 68,258
49,464 ASE Technology Holding Co.
Ltd. (Information Technology) 230,699
34,348 Asia Cement Corp. (Materials) 44,464
4,300 Asia Vital Components Co. Ltd.
(Information Technology) 85,118
381 ASMedia Technology, Inc.
(Information Technology) 18,943
429 ASPEED Technology, Inc.
(Information Technology) 53,950
9,417 Asustek Computer, Inc.
(Information Technology) 170,464
77,802 AUO Corp. (Information
Technology)* 37,364
8,761 Catcher Technology Co. Ltd.
(Information Technology) 52,998
137,170 Cathay Financial Holding Co.
Ltd. (Financials) 277,440
20,691 Chailease Holding Co. Ltd.
(Financials) 75,482
81,748 Chang Hwa Commercial Bank
Ltd. (Financials) 44,293
28,646 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) 44,623
8,322 Chicony Electronics Co. Ltd.
(Information Technology) 40,223
40,338 China Airlines Ltd. (Industrials) 30,921
163,407 China Steel Corp. (Materials) 106,647
5,744 Chroma ATE, Inc. (Information
Technology) 72,943
51,021 Chunghwa Telecom Co. Ltd.
(Communication Services) 193,196
53,478 Compal Electronics, Inc.
(Information Technology) 60,668
242,161 CTBC Financial Holding Co.
Ltd. (Financials) 278,817
25,787 Delta Electronics, Inc.
(Information Technology) 302,461
12,099 E Ink Holdings, Inc.
(Information Technology) 104,665
205,854 E.Sun Financial Holding Co.
Ltd. (Financials) 171,107
3,165 Eclat Textile Co. Ltd.
(Consumer Discretionary) 51,641
4,066 Elite Material Co. Ltd.
(Information Technology) 58,644
859 eMemory Technology, Inc.
(Information Technology) 77,086
35,641 Eva Airways Corp. (Industrials) 45,589
13,968 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 93,312
39,612 Far Eastern New Century Corp.
(Industrials) 40,730

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
23,531 Far EasTone
Telecommunications Co. Ltd.
(Communication Services) $ 65,124
8,850 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 35,691
149,624 First Financial Holding Co. Ltd.
(Financials) 125,289
59,547 Formosa Chemicals & Fibre
Corp. (Materials) 62,053
19,568 Formosa Petrochemical Corp.
(Energy) 24,638
72,687 Formosa Plastics Corp.
(Materials) 92,529
1,388 Formosa Sumco Technology
Corp. (Information Technology) 4,828
2,689 Fortune Electric Co. Ltd.
(Industrials) 45,530
13,348 Foxconn Technology Co. Ltd.
(Information Technology) 33,038
117,755 Fubon Financial Holding Co.
Ltd. (Financials) 319,011
4,542 Giant Manufacturing Co. Ltd.
(Consumer Discretionary) 21,254
7,468 Gigabyte Technology Co. Ltd.
(Information Technology) 62,419
1,171 Global Unichip Corp.
(Information Technology) 42,899
2,919 Globalwafers Co. Ltd.
(Information Technology) 36,844
4,495 Gold Circuit Electronics Ltd.
(Information Technology) 25,669
25,491 Highwealth Construction Corp.
(Real Estate) 37,629
3,930 Hiwin Technologies Corp.
(Industrials) 28,008
159,309 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 958,806
4,296 Hotai Motor Co. Ltd.
(Consumer Discretionary) 81,204
135,070 Hua Nan Financial Holdings
Co. Ltd. (Financials) 108,320
100,255 Innolux Corp. (Information
Technology)* 46,759
3,405 International Games System Co.
Ltd. (Communication Services) 100,631
42,100 Inventec Corp. (Information
Technology) 63,507
1,373 Jentech Precision Industrial Co.
Ltd. (Information Technology) 58,542
217,732 KGI Financial Holding Co. Ltd.
(Financials) 115,291
1,040 King Slide Works Co. Ltd.
(Information Technology) 46,744
15,000 King Yuan Electronics Co. Ltd.
(Information Technology) 58,415
1,278 Largan Precision Co. Ltd.
(Information Technology) 95,802
28,921 Lite-On Technology Corp.
(Information Technology) 92,596
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
1,244 Lotes Co. Ltd. (Information
Technology) $ 68,552
22,828 Macronix International Co. Ltd.
(Information Technology) 14,723
20,191 MediaTek, Inc. (Information
Technology) 780,091
157,963 Mega Financial Holding Co.
Ltd. (Financials) 193,302
3,113 Merida Industry Co. Ltd.
(Consumer Discretionary) 15,334
9,553 Micro-Star International Co.
Ltd. (Information Technology) 50,290
1,151 momo.com, Inc. (Consumer
Discretionary) 12,880
75,253 Nan Ya Plastics Corp.
(Materials) 89,656
3,014 Nan Ya Printed Circuit Board
Corp. (Information Technology) 10,810
16,414 Nanya Technology Corp.
(Information Technology)* 16,903
2,675 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 32,940
7,599 Novatek Microelectronics Corp.
(Information Technology) 113,226
4,625 Oneness Biotech Co. Ltd.
(Health Care)* 15,235
1,054 Parade Technologies Ltd.
(Information Technology) 22,551
25,996 Pegatron Corp. (Information
Technology) 75,468
3,542 PharmaEssentia Corp. (Health
Care)* 63,353
2,340 Phison Electronics Corp.
(Information Technology) 33,245
31,238 Pou Chen Corp. (Consumer
Discretionary) 39,236
41,735 Powerchip Semiconductor
Manufacturing Corp.
(Information Technology)* 21,778
8,442 Powertech Technology, Inc.
(Information Technology) 31,836
7,379 President Chain Store Corp.
(Consumer Staples) 61,448
31,705 Quanta Computer, Inc.
(Information Technology) 284,030
6,093 Realtek Semiconductor Corp.
(Information Technology) 89,286
27,212 Ruentex Development Co. Ltd.
(Real Estate) 37,530
9,621 Ruentex Industries Ltd.
(Consumer Discretionary) 22,925
60,995 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 73,702
3,598 Shihlin Electric & Engineering
Corp. (Industrials) 21,987
222,696 Shin Kong Financial Holding
Co. Ltd. (Financials)* 79,184

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
7,417 Sino-American Silicon
Products, Inc. (Information
Technology) $ 35,049
164,291 SinoPac Financial Holdings Co.
Ltd. (Financials) 117,593
16,865 Synnex Technology
International Corp. (Information
Technology) 39,251
30,488 TA Chen Stainless Pipe
(Materials) 32,569
181,774 Taishin Financial Holding Co.
Ltd. (Financials) 95,691
92,911 Taiwan Business Bank
(Financials) 42,332
147,757 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 113,264
9,327 Taiwan Fertilizer Co. Ltd.
(Materials) 16,051
29,714 Taiwan High Speed Rail Corp.
(Industrials) 25,842
24,316 Taiwan Mobile Co. Ltd.
(Communication Services) 84,589
318,839 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 9,776,303
27,352 Tatung Co. Ltd. (Industrials)* 39,871
96,677 TCC Group Holdings Co. Ltd.
(Materials) 99,704
24,548 Teco Electric and Machinery
Co. Ltd. (Industrials) 40,129
6,699 Tripod Technology Corp.
(Information Technology) 38,978
17,514 Unimicron Technology Corp.
(Information Technology) 80,337
62,589 Uni-President Enterprises Corp.
(Consumer Staples) 162,817
154,885 United Microelectronics Corp.
(Information Technology) 207,655
12,028 Vanguard International
Semiconductor Corp.
(Information Technology) 33,141
1,386 VisEra Technologies Co. Ltd.
(Information Technology) 11,200
1,003 Voltronic Power Technology
Corp. (Industrials) 56,815
38,807 Walsin Lihwa Corp.
(Industrials) 31,181
5,403 Walsin Technology Corp.
(Information Technology) 15,669
9,422 Wan Hai Lines Ltd. (Industrials) 24,075
4,932 Win Semiconductors Corp.
(Information Technology)* 17,537
42,463 Winbond Electronics Corp.
(Information Technology)* 20,981
36,191 Wistron Corp. (Information
Technology) 126,456
1,255 Wiwynn Corp. (Information
Technology) 74,760
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
21,020 WPG Holdings Ltd.
(Information Technology) $ 45,556
9,414 WT Microelectronics Co. Ltd.
(Information Technology) 31,879
6,241 Yageo Corp. (Information
Technology) 98,755
23,432 Yang Ming Marine Transport
Corp. (Industrials) 52,804
151,335 Yuanta Financial Holding Co.
Ltd. (Financials) 154,908
5,029 Yulon Finance Corp.
(Financials) 18,191
8,086 Yulon Motor Co. Ltd.
(Consumer Discretionary) 13,890
8,992 Zhen Ding Technology Holding
Ltd. (Information Technology) 31,696
20,343,454
Thailand – 1.9%
14,588 Advanced Info Service PCL,
NVDR (Communication
Services) 121,221
57,493 Airports of Thailand PCL,
NVDR (Industrials) 101,835
119,337 Asset World Corp. PCL, NVDR
(Consumer Discretionary) 12,387
14,378 B Grimm Power PCL, NVDR
(Utilities) 8,804
149,244 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 109,874
109,560 Bangkok Expressway & Metro
PCL, NVDR (Industrials) 23,319
116,840 Banpu PCL, NVDR (Energy) 19,418
14,369 Berli Jucker PCL, NVDR
(Consumer Staples) 9,887
114,615 BTS Group Holdings PCL,
NVDR (Industrials)* 18,547
7,700 Bumrungrad Hospital PCL,
NVDR (Health Care) 46,697
40,453 Cal-Comp Electronics Thailand
PCL (Information Technology) 9,191
4,916 Carabao Group PCL, NVDR
(Consumer Staples) 11,001
43,111 Central Pattana PCL, NVDR
(Real Estate) 75,418
15,085 Central Plaza Hotel
PCL, NVDR (Consumer
Discretionary) 16,604
50,260 Central Retail Corp.
PCL, NVDR (Consumer
Discretionary) 49,091
50,377 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 35,105
10,251 Com7 PCL, NVDR (Consumer
Discretionary) 7,920
74,527 CP ALL PCL, NVDR
(Consumer Staples) 133,094
19,133 CP AXTRA PCL, NVDR
(Consumer Staples) 19,385

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
61,300 Delta Electronics Thailand
PCL, NVDR (Information
Technology) $ 268,989
3,158 Electricity Generating PCL,
NVDR (Utilities) 10,957
9,551 Global Power Synergy PCL,
NVDR (Utilities) 12,114
70,001 Gulf Energy Development PCL,
NVDR (Utilities) 123,480
66,950 Home Product Center
PCL, NVDR (Consumer
Discretionary) 18,447
24,063 Indorama Ventures PCL, NVDR
(Materials) 17,540
12,094 Intouch Holdings PCL, NVDR
(Communication Services) 33,499
8,900 I-TAIL Corp. PCL, NVDR
(Consumer Staples) 5,346
7,894 Kasikornbank PCL, NVDR
(Financials) 34,639
11,222 KCE Electronics PCL, NVDR
(Information Technology) 8,262
46,875 Krung Thai Bank PCL, NVDR
(Financials) 27,334
12,218 Krungthai Card PCL, NVDR
(Financials) 16,654
111,105 Land & Houses PCL, NVDR
(Real Estate) 17,493
43,603 Minor International
PCL, NVDR (Consumer
Discretionary) 34,008
9,720 Muangthai Capital PCL, NVDR
(Financials) 13,958
19,767 Ngern Tid Lor PCL, NVDR
(Financials) 10,259
23,817 Osotspa PCL, NVDR
(Consumer Staples) 15,000
18,461 PTT Exploration & Production
PCL, NVDR (Energy) 68,628
30,325 PTT Global Chemical PCL,
NVDR (Materials) 22,325
38,919 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) 16,000
183,362 PTT PCL, NVDR (Energy) 172,416
13,970 Ratch Group PCL, NVDR
(Utilities) 12,525
11,381 SCB X PCL, NVDR
(Financials) 37,995
14,942 SCG Packaging PCL, NVDR
(Materials) 9,323
10,423 Siam Cement PCL (The),
NVDR (Materials) 55,766
24,828 Siam Global House
PCL, NVDR (Consumer
Discretionary) 11,582
11,285 Srisawad Corp. PCL, NVDR
(Financials) 13,408
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
112,022 Thai Beverage PCL (Consumer
Staples) $ 47,210
33,956 Thai Life Insurance PCL,
NVDR (Financials) 10,494
14,777 Thai Oil PCL, NVDR (Energy) 16,265
38,271 Thai Union Group PCL, NVDR
(Consumer Staples) 15,287
2,589 Tisco Financial Group PCL,
NVDR (Financials) 7,284
326,550 TMBThanachart Bank PCL,
NVDR (Financials) 16,757
135,463 True Corp. PCL, NVDR
(Communication Services)* 43,841
114,479 WHA Corp. PCL, NVDR (Real
Estate) 19,026
2,092,909
Turkey – 1.0%
1,251 AG Anadolu Grubu Holding AS
(Industrials) 11,735
4,028 Agrotech Yueksek Teknoloji
VE Yatirim AS (Consumer
Staples)* 1,615
9,287 Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim AS (Utilities) 5,406
37,756 Akbank TAS (Financials) 66,210
532 Akcansa Cimento AS
(Materials) 2,525
4,313 Akfen Yenilenebilir Enerji AS
(Utilities)* 2,302
22,386 Aksa Akrilik Kimya Sanayii AS
(Consumer Discretionary) 6,348
2,780 Aksa Enerji Uretim AS
(Utilities) 2,849
1,915 Alarko Holding AS (Industrials) 5,317
1,004 Alfa Solar Enerji Sanayi
VE Ticaret AS (Information
Technology) 1,460
2,397 Anadolu Anonim Turk Sigorta
Sirketi (Financials)* 6,490
2,610 Anadolu Efes Biracilik Ve Malt
Sanayii AS (Consumer Staples) 15,013
870 Anadolu Hayat Emeklilik AS
(Financials) 2,437
135 Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret AS, Class C
(Industrials) 257
1,383 Arcelik AS (Consumer
Discretionary)* 5,695
15,779 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 31,581
3,012 Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS (Industrials) 8,220
2,058 Aydem Yenilenebilir Enerji AS
(Utilities) 1,448
1,055 Aygaz AS (Utilities) 5,381
1,149 Baskent Dogalgaz Dagitim
Gayrimenkul Yatirim Ortakligi
AS (Utilities) 974

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
972 Baticim Bati Anadolu Cimento
Sanayii AS (Materials)* $ 4,283
5,978 Bera Holding AS (Industrials)* 2,739
5,567 BIM Birlesik Magazalar AS
(Consumer Staples) 75,966
382 Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret AS
(Materials)* 4,984
50 Borusan Yatirim ve Pazarlama
AS (Financials) 3,206
21,817 Can2 Termik AS (Utilities)* 949
45 Celebi Hava Servisi AS
(Industrials) 2,754
5,457 Cimsa Cimento Sanayi VE
Ticaret AS (Materials) 6,369
11,093 Coca-Cola Icecek AS
(Consumer Staples) 17,007
425 CW Enerji Muhendislik Ticaret
VE Sanayi AS (Industrials) 2,549
571 Deva Holding AS (Health Care) 1,138
13,785 Dogan Sirketler Grubu Holding
AS (Consumer Discretionary) 5,578
665 Dogu Aras Enerji Yatirimlari AS
(Utilities) 996
1,053 Dogus Otomotiv Servis
ve Ticaret AS (Consumer
Discretionary) 6,494
246 Eczacibasi Yatirim Holding
Ortakligi AS (Industrials) 1,447
16 EGE Endustri VE Ticaret AS
(Consumer Discretionary) 4,904
2,151 EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret AS (Consumer Staples) 2,952
28,283 Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
(Real Estate)* 10,319
3,453 Enerjisa Enerji AS (Utilities)
(a)
6,219
530 Enerya Enerji AS (Utilities) 4,170
7,412 Enka Insaat ve Sanayi AS
(Industrials) 11,204
46,226 Eregli Demir ve Celik
Fabrikalari TAS (Materials) 34,344
2,580 Europower Enerji VE
Otomasyon Teknolojileri Sanayi
Ticaret AS (Industrials)* 2,619
862 Ford Otomotiv Sanayi AS
(Consumer Discretionary) 24,022
1,287 GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret AS (Health
Care) 4,009
1,861 Girisim Elektrik Taahhut Ticaret
Ve Sanayi AS (Industrials)* 2,494
1,097 Gubre Fabrikalari TAS
(Materials)* 7,872
14,304 Haci Omer Sabanci Holding AS
(Financials) 37,306
46,755 Hektas Ticaret TAS (Materials)* 5,538
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
6,795 Is Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* $ 3,885
5,880 Is Yatirim Menkul Degerler AS
(Financials) 6,900
8,139 Izdemir Enerji Elektrik Uretim
AS (Utilities)* 1,145
2,619 Jantsa Jant Sanayi Ve Ticaret AS
(Industrials) 2,029
1,528 Kaleseramik Canakkale
Kalebodur Seramik Sanayi AS
(Industrials) 1,491
3,261 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A
(Materials)* 2,566
579 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class B
(Materials)* 369
10,957 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D
(Materials)* 8,665
1,480 Kayseri Seker Fabrikasi AS
(Consumer Staples)* 845
9,286 KOC Holding AS (Industrials) 53,656
6,395 Kocaer Celik Sanayi Ve Ticaret
AS (Materials) 2,626
3,257 Kontrolmatik Enerji Ve
Muhendislik AS (Industrials) 4,508
3 Konya Cimento Sanayii AS
(Materials)* 609
952 Kordsa Teknik Tekstil AS
(Consumer Discretionary)* 1,968
14,119 Koza Altin Isletmeleri AS
(Materials)* 9,245
2,727 Koza Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 5,537
3,778 Margun Enerji Uretim Sanayi
VE Ticaret AS (Utilities)* 2,074
4,016 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Discretionary)
(a)
9,577
3,347 MIA Teknoloji AS (Information
Technology)* 4,252
1,293 Migros Ticaret AS (Consumer
Staples) 18,007
680 MLP Saglik Hizmetleri AS
(Health Care)*
(a)
7,839
377 Nuh Cimento Sanayi AS
(Materials) 3,471
473 Otokar Otomotiv Ve Savunma
Sanayi A.S. (Industrials) 6,465
3,644 Oyak Cimento Fabrikalari AS
(Materials)* 7,603
3,028 Pegasus Hava Tasimaciligi AS
(Industrials)* 19,006
14,985 Petkim Petrokimya Holding AS
(Materials)* 7,920
11 Politeknik Metal Sanayi ve
Ticaret AS (Materials)* 2,328

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
2,882 Reeder Teknoloji Sanayi
VE Ticaret AS (Information
Technology)* $ 1,228
7,810 Reysas Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 3,358
7,334 Reysas Tasimacilik ve Lojistik
Ticaret AS (Industrials)* 3,743
136,767 Sasa Polyester Sanayi AS
(Materials)* 15,963
186 SDT Uzay VE Savunma
Teknolojileri AS (Industrials) 1,213
1,725 Selcuk Ecza Deposu Ticaret ve
Sanayi A.S. (Health Care) 4,007
2,208 Smart Gunes Enerjisi
Teknolojileri ArGE Uretim
Sanayi ve Ticaret AS
(Information Technology)* 2,497
3,826 Sok Marketler Ticaret AS
(Consumer Staples) 4,525
703 TAB Gida Sanayi Ve Ticaret AS
(Consumer Discretionary) 2,855
2,543 TAV Havalimanlari Holding AS
(Industrials)* 20,099
2,683 Tekfen Holding AS
(Industrials)* 6,340
1,814 Tofas Turk Otomobil Fabrikasi
AS (Consumer Discretionary) 10,351
2,638 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Real Estate) 4,398
9,346 Turk Hava Yollari AO
(Industrials)* 76,762
7,370 Turk Telekomunikasyon AS
(Communication Services)* 9,779
379 Turk Traktor ve Ziraat
Makineleri AS (Industrials) 8,498
15,932 Turkcell Iletisim Hizmetleri AS
(Communication Services) 41,575
9,094 Turkiye Halk Bankasi AS
(Financials)* 4,259
113,179 Turkiye Is Bankasi AS, Class C
(Financials) 44,457
11,939 Turkiye Petrol Rafinerileri AS
(Energy) 50,647
12,990 Turkiye Sigorta AS (Financials) 4,919
15,032 Turkiye Sinai Kalkinma Bankasi
AS (Financials)* 5,493
20,776 Turkiye Sise ve Cam Fabrikalari
AS (Industrials) 24,285
2,060 Ulker Biskuvi Sanayi AS
(Consumer Staples)* 6,655
3,739 Vestel Beyaz Esya Sanayi
ve Ticaret AS (Consumer
Discretionary) 1,838
1,336 Vestel Elektronik Sanayi
ve Ticaret AS (Consumer
Discretionary)* 2,458
45,464 Yapi ve Kredi Bankasi AS
(Financials) 38,835
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
2,396 Yayla Agro Gida Sanayi
VE Nakliyat AS (Consumer
Staples)* $ 740
1,749 YEO Teknoloji Enerji VE
Endustri AS (Industrials)* 2,808
20,145 Zorlu Enerji Elektrik Uretim AS
(Utilities)* 2,462
1,079,327
United Arab Emirates – 2.5%
39,104 Abu Dhabi Commercial Bank
PJSC (Financials) 106,675
19,501 Abu Dhabi Islamic Bank PJSC
(Financials) 69,338
42,445 Abu Dhabi National Energy Co.
PJSC (Utilities) 33,627
38,574 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 36,232
35,160 ADNOC Drilling Co. PJSC
(Energy) 50,638
103,022 Adnoc Gas PLC (Energy) 98,168
49,012 Aldar Properties PJSC (Real
Estate) 100,478
18,605 Alpha Dhabi Holding PJSC
(Industrials)* 58,453
41,724 Borouge PLC (Materials) 28,172
120,803 Dubai Electricity & Water
Authority PJSC (Utilities) 86,827
38,859 Dubai Islamic Bank PJSC
(Financials) 71,941
83,367 Emaar Properties PJSC (Real
Estate) 216,756
32,991 Emirates NBD Bank PJSC
(Financials) 179,638
46,693 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 210,516
59,315 First Abu Dhabi Bank PJSC
(Financials) 206,703
9,844 International Holding Co. PJSC
(Industrials)* 1,077,385
42,465 Modon Holding PSC
(Industrials)* 39,655
35,795 Pure Health Holding PJSC
(Health Care)* 31,965
2,703,167
United States – 0.1%
9,148 JBS SA (Consumer Staples) 57,181
TOTAL COMMON STOCKS
(Cost $92,120,418)
105,774,787
Shares Description Rate Value
a
Preferred Stocks – 1.7%
Brazil – 1.1%
69,695 Banco Bradesco
SA (Financials) 11.95% 147,429

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Rate Value
a
Preferred Stocks – (continued)
Brazil – (continued)
2,830 Braskem SA
(Materials)* 0.00% $ 7,110
3,302 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 3.92 21,574
24,944 Cia Energetica
de Minas Gerais
(Utilities) 13.49 49,715
14,353 Cia Paranaense
de Energia -
Copel (Utilities) 3.60 23,342
18,420 Gerdau SA
(Materials) 3.86 62,627
64,529 Itau Unibanco
Holding SA
(Financials) 7.15 352,331
72,565 Itausa SA
(Financials) 6.81 118,498
60,827 Petroleo
Brasileiro SA
(Energy) 11.44 396,300
17,181 Raizen SA
(Consumer
Discretionary) 5.88 7,597
1,186,523
Chile – 0.1%
1,891 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Materials) 2.12 72,057
Colombia – 0.1%
6,065 Bancolombia SA
(Financials) 9.83 49,498
Russia – 0.0%
4,252 Sberbank of
Russia PJSC
(Financials)
(c)
10.63 —
31,665 Surgutneftegas
PJSC (Energy)
(c)
0.00 —
640 Tatneft PJSC
(Energy)
(c)
0.00 —
—
South Korea – 0.4%
461 Hyundai Motor
Co. (Consumer
Discretionary) 9.03 52,939
279 Hyundai Motor
Co. (Consumer
Discretionary) 9.20 31,399
31 Hyundai Motor
Co. (Consumer
Discretionary) 9.21 3,484
101 LG Chem Ltd.
(Materials) 1.86 13,756
Shares Description Rate Value
a
Preferred Stocks – (continued)
South Korea – (continued)
283 LG Electronics,
Inc. (Consumer
Discretionary) 3.14% $ 8,713
10,971 Samsung
Electronics Co.
Ltd. (Information
Technology) 3.11 363,327
35 Samsung Fire &
Marine Insurance
Co. Ltd.
(Financials) 5.51 7,288
480,906
TOTAL PREFERRED STOCKS
(Cost $2,008,787)
1,788,984
Shares Description Value
Exchange-Traded Fund – 0.3%
United States – 0.3%
12,873 iShares MSCI Malaysia ETF
(Cost $302,161)
316,804
Units Description Expiration Month Value
aa
Right – 0.0%
India – 0.0%
871 UPL Ltd.*
(Cost $0)
12/24 —
Shares Dividend Rate Value
aa a
Investment Company – 1.2%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,287,107 4.511% 1,287,107
(Cost $1,287,107)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $95,718,473)
109,167,682
a
Securities Lending Reinvestment Vehicle – 0.6%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
673,566 4.541% 673,566
(Cost $673,566)
TOTAL INVESTMENTS – 101.5%
(Cost $96,392,039)
$ 109,841,248
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.5)%
(1,596,019)
NET ASSETS – 100.0%
$ 108,245,229
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Additional Investment Information
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 22.7%
Financials 22.2
Consumer Discretionary 12.6
Communication Services 8.4
Industrials 8.2
Materials 6.3
Energy 5.0
Consumer Staples 4.7
Health Care 3.3
Utilities 2.9
Real Estate 1.6
Investment Company 1.2
Exchange-Traded Fund 0.3
Securities Lending Reinvestment Vehicle 0.6
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Emerging Markets Index 2 12/20/24 $ 109,060 $ (4,299)

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 99.1%
Australia – 8.1%
30,792 AGL Energy Ltd. (Utilities) $ 224,666
12,233 Ampol Ltd. (Energy) 231,824
155,354 ANZ Group Holdings Ltd.
(Financials) 3,154,573
65,846 APA Group (Utilities) 309,705
29,616 Aristocrat Leisure Ltd.
(Consumer Discretionary) 1,307,125
9,836 ASX Ltd. (Financials) 423,290
55,067 Atlas Arteria Ltd. (Industrials) 172,192
94,249 Aurizon Holdings Ltd.
(Industrials) 207,527
258,864 BHP Group Ltd. (Materials) 6,841,604
23,311 BlueScope Steel Ltd.
(Materials) 336,065
72,391 Brambles Ltd. (Industrials) 897,438
17,289 CAR Group Ltd.
(Communication Services) 467,411
23,867 Charter Hall Group REIT (Real
Estate) 244,417
3,369 Cochlear Ltd. (Health Care) 667,727
67,567 Coles Group Ltd. (Consumer
Staples) 818,268
86,791 Commonwealth Bank of
Australia (Financials) 8,966,117
27,021 Computershare Ltd.
(Industrials) 561,355
54,464 Dexus REIT (Real Estate) 258,299
7,794 EBOS Group Ltd. (Health Care) 175,201
75,489 Endeavour Group Ltd.
(Consumer Staples) 214,905
101,557 Evolution Mining Ltd.
(Materials) 334,766
81,942 Fortescue Ltd. (Materials) 1,013,708
477,739 Glencore PLC (Materials)* 2,307,173
96,980 Goodman Group REIT (Real
Estate) 2,395,065
98,232 GPT Group (The) REIT (Real
Estate) 304,608
125,125 Insurance Australia Group Ltd.
(Financials) 695,303
114,237 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 385,494
47,499 Lynas Rare Earths Ltd.
(Materials)* 212,889
18,583 Macquarie Group Ltd.
(Financials) 2,797,795
141,301 Medibank Pvt Ltd. (Financials) 351,633
8,622 Mineral Resources Ltd.
(Materials) 188,893
201,949 Mirvac Group REIT (Real
Estate) 284,169
159,099 National Australia Bank Ltd.
(Financials) 4,052,523
31,328 NEXTDC Ltd. (Information
Technology)* 332,048
57,704 Northern Star Resources Ltd.
(Materials) 658,223
25,023 Orica Ltd. (Materials) 295,215
87,695 Origin Energy Ltd. (Utilities) 620,992
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
140,846 Pilbara Minerals Ltd.
(Materials)*
(a)
$ 219,292
2,501 Pro Medicus Ltd. (Health Care) 410,399
84,748 Qantas Airways Ltd.
(Industrials)* 484,184
77,739 QBE Insurance Group Ltd.
(Financials) 1,012,862
9,299 Ramsay Health Care Ltd.
(Health Care) 239,830
2,589 REA Group Ltd.
(Communication Services) 424,232
15,118 Reece Ltd. (Industrials) 253,504
19,244 Rio Tinto Ltd. (Materials) 1,482,317
55,367 Rio Tinto PLC (Materials) 3,474,026
169,227 Santos Ltd. (Energy) 728,706
266,199 Scentre Group REIT (Real
Estate) 638,169
17,577 SEEK Ltd. (Communication
Services) 299,088
10,348 SGH Ltd. (Industrials) 333,757
24,189 Sonic Healthcare Ltd. (Health
Care) 450,204
231,968 South32 Ltd. (Materials) 562,150
122,451 Stockland REIT (Real Estate) 416,403
65,872 Suncorp Group Ltd. (Financials) 845,373
599,170 Telstra Group Ltd.
(Communication Services) 1,537,898
20,099 TPG Telecom Ltd.
(Communication Services) 58,921
160,462 Transurban Group (Industrials) 1,338,023
41,803 Treasury Wine Estates Ltd.
(Consumer Staples) 308,545
197,031 Vicinity Ltd. REIT (Real Estate) 277,249
11,879 Washington H Soul Pattinson &
Co. Ltd. (Financials)
(a)
269,303
58,185 Wesfarmers Ltd. (Consumer
Discretionary) 2,722,690
178,090 Westpac Banking Corp.
(Financials) 3,870,320
42,724 Whitehaven Coal Ltd. (Energy) 183,138
8,783 WiseTech Global Ltd.
(Information Technology) 732,948
98,484 Woodside Energy Group Ltd.
(Energy) 1,572,499
63,015 Woolworths Group Ltd.
(Consumer Staples) 1,238,923
19,092 Worley Ltd. (Industrials) 172,508
70,267,667
Austria – 0.3%
3,664 ANDRITZ AG (Industrials) 204,719
4,013 BAWAG Group AG
(Financials)*
(b)
317,890
1,740 CA Immobilien Anlagen AG
(Real Estate) 43,886
16,188 Erste Group Bank AG
(Financials) 887,374
1,830 EVN AG (Utilities) 47,355
1,672 IMMOFINANZ AG (Real
Estate)*
(a)
27,902

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Austria – (continued)
22,650 Mondi PLC (Materials) $ 342,737
7,266 OMV AG (Energy) 291,011
7,634 Raiffeisen Bank International
AG (Financials) 148,844
1,671 Verbund AG (Utilities) 133,251
1,821 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 55,873
5,739 voestalpine AG (Materials) 111,047
5,477 Wienerberger AG (Materials) 153,992
2,765,881
Belgium – 0.9%
1,124 Ackermans & van Haaren NV
(Industrials) 223,069
7,777 Ageas SA/NV (Financials) 392,304
48,701 Anheuser-Busch InBev SA/NV
(Consumer Staples) 2,620,253
5,871 Azelis Group NV (Industrials) 114,222
1,947 Colruyt Group NV (Consumer
Staples) 88,220
1,074 D’ieteren Group (Consumer
Discretionary) 228,914
1,428 Elia Group SA/NV (Utilities) 133,707
994 Financiere de Tubize SA (Health
Care) 144,671
4,299 Groupe Bruxelles Lambert NV
(Financials) 297,183
13,035 KBC Group NV (Financials) 939,499
20 Lotus Bakeries NV (Consumer
Staples) 240,391
769 Sofina SA (Financials) 178,363
3,582 Solvay SA (Materials) 123,752
3,730 Syensqo SA (Materials) 276,798
6,262 UCB SA (Health Care) 1,225,891
9,046 Warehouses De Pauw CVA
REIT (Real Estate) 199,878
7,427,115
Brazil – 0.0%
7,894 Yara International ASA
(Materials) 221,794
Chile – 0.0%
18,040 Antofagasta PLC (Materials) 390,379
China – 0.9%
258,433 Alibaba Health Information
Technology Ltd. (Consumer
Staples)*
(a)
121,220
86,879 Budweiser Brewing Co. APAC
Ltd. (Consumer Staples)
(b)
82,619
38,565 BYD Electronic International
Co. Ltd. (Information
Technology) 171,228
138,414 China Gas Holdings Ltd.
(Utilities) 114,551
152,622 China Mengniu Dairy Co. Ltd.
(Consumer Staples) 333,034
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
89,635 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) $ 82,130
428,373 CSPC Pharmaceutical Group
Ltd. (Health Care) 279,103
142,057 ESR Group Ltd. (Real Estate)
(b)
208,844
107,060 Fosun International Ltd.
(Industrials) 58,060
295,494 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 526,315
13,229 NXP Semiconductors NV
(Information Technology) 3,034,336
71,216 Prosus NV (Consumer
Discretionary)* 2,899,668
43,692 Qingdao Port International Co.
Ltd., Class H (Industrials)
(b)
30,264
49,066 Wharf Holdings Ltd. (The)
(Real Estate) 134,621
122,140 Wilmar International Ltd.
(Consumer Staples) 280,604
81,044 Xinyi Glass Holdings Ltd.
(Industrials) 84,465
136,133 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 244,717
8,685,779
Denmark – 3.1%
126 AP Moller – Maersk A/S, Class
A (Industrials) 206,461
137 AP Moller – Maersk A/S, Class
B (Industrials) 232,343
4,781 Carlsberg AS, Class B
(Consumer Staples) 492,116
6,701 Coloplast A/S, Class B (Health
Care) 844,055
34,931 Danske Bank A/S (Financials) 1,002,764
10,092 DSV A/S (Industrials) 2,153,894
3,385 Genmab A/S (Health Care)* 731,555
163,743 Novo Nordisk A/S, Class B
(Health Care) 17,561,616
18,900 Novonesis (Novozymes) B,
Class B (Materials) 1,107,340
9,679 Orsted AS (Utilities)*
(b)
537,067
4,253 Pandora A/S (Consumer
Discretionary) 684,540
17,544 Tryg A/S (Financials) 404,001
52,267 Vestas Wind Systems A/S
(Industrials)* 812,022
26,769,774
Faroe Islands – 0.0%
2,537 Bakkafrost P/F (Consumer
Staples) 149,745
Finland – 1.0%
7,203 Elisa OYJ (Communication
Services) 326,223
22,107 Fortum OYJ (Utilities)
(a)
333,079
5,363 Huhtamaki OYJ (Materials) 193,496
13,827 Kesko OYJ, Class B (Consumer
Staples) 274,776

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Finland – (continued)
17,291 Kone OYJ, Class B (Industrials) $ 895,971
35,734 Metso Corp. (Industrials) 314,242
22,030 Neste OYJ (Energy) 335,177
275,482 Nokia OYJ (Information
Technology) 1,157,892
165,589 Nordea Bank Abp (Financials) 1,872,253
5,450 Orion OYJ, Class B (Health
Care) 257,421
25,119 Sampo OYJ, Class A
(Financials) 1,075,554
29,270 Stora Enso OYJ, Class R
(Materials) 284,171
27,528 UPM-Kymmene OYJ
(Materials) 723,970
24,893 Wartsila OYJ Abp (Industrials) 452,354
8,496,579
France – 7.6%
1,403 Aeroports de Paris SA
(Industrials) 162,263
29,263 Air Liquide SA (Materials) 4,861,146
30,526 Airbus SE (Industrials) 4,757,567
88,571 AXA SA (Financials) 3,085,237
51,660 BNP Paribas SA (Financials) 3,090,466
35,957 Bollore SE (Communication
Services) 221,600
9,985 Bouygues SA (Industrials) 296,980
8,217 Capgemini SE (Information
Technology) 1,318,310
23,725 Cie de Saint-Gobain SA
(Industrials) 2,163,538
35,017 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 1,137,288
51,162 Credit Agricole SA (Financials) 684,653
32,745 Danone SA (Consumer Staples) 2,236,284
35,255 Dassault Systemes (Information
Technology) 1,215,767
90,915 Engie SA (Utilities) 1,448,529
15,034 EssilorLuxottica SA (Health
Care) 3,648,975
1,677 Hermes International SCA
(Consumer Discretionary) 3,657,627
3,718 Kering (Consumer
Discretionary) 866,875
13,091 Legrand SA (Industrials) 1,311,879
11,597 L'Oreal SA (Consumer Staples) 4,025,554
13,449 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 8,416,367
97,641 Orange SA (Communication
Services) 1,040,051
10,075 Pernod Ricard SA (Consumer
Staples) 1,126,905
18,338 Safran SA (Industrials) 4,270,777
1,437 Sartorius Stedim Biotech
(Health Care) 273,728
38,966 Societe Generale SA
(Financials) 1,032,807
4,511 Thales SA (Industrials) 674,180
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
116,057 TotalEnergies SE (Energy) $ 6,738,193
25,094 Vinci SA (Industrials) 2,646,719
66,410,265
Germany – 7.9%
8,600 adidas AG (Consumer
Discretionary) 2,026,489
20,371 Allianz SE (Financials) 6,286,934
46,433 BASF SE (Materials) 2,080,385
51,039 Bayer AG (Health Care) 1,045,157
15,315 Bayerische Motoren Werke AG
(Consumer Discretionary) 1,132,623
5,013 Beiersdorf AG (Consumer
Staples) 649,399
4,783 BioNTech SE ADR (Health
Care)* 573,885
5,554 Continental AG (Consumer
Discretionary) 363,935
27,649 Daimler Truck Holding AG
(Industrials) 1,045,463
95,722 Deutsche Bank AG (Financials) 1,625,107
9,530 Deutsche Boerse AG
(Financials) 2,229,528
50,409 Deutsche Post AG (Industrials) 1,851,225
167,906 Deutsche Telekom AG
(Communication Services) 5,369,928
114,948 E.ON SE (Utilities) 1,479,358
10,222 Fresenius Medical Care AG
(Health Care) 449,134
21,457 Fresenius SE & Co. KGaA
(Health Care)* 753,994
3,132 Hannover Rueck SE
(Financials) 817,412
322 Hapag-Lloyd AG (Industrials)
(b)
51,967
6,759 Heidelberg Materials AG
(Materials) 852,380
4,946 Henkel AG & Co. KGaA
(Consumer Staples) 375,342
67,653 Infineon Technologies AG
(Information Technology) 2,201,890
3,397 Knorr-Bremse AG (Industrials) 258,868
38,891 Mercedes-Benz Group AG
(Consumer Discretionary) 2,175,422
6,734 Merck KGaA (Health Care) 1,007,123
2,764 MTU Aero Engines AG
(Industrials) 940,611
6,923 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 3,614,359
2,262 Rheinmetall AG (Industrials) 1,486,992
38,642 RWE AG (Utilities) 1,300,732
53,232 SAP SE (Information
Technology) 12,644,701
38,492 Siemens AG (Industrials) 7,446,419
29,686 Siemens Energy AG
(Industrials)* 1,599,700
14,054 Siemens Healthineers AG
(Health Care)
(b)
761,786
6,927 Symrise AG (Materials) 764,553

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
3,109 Talanx AG (Financials) $ 263,355
1,450 Volkswagen AG (Consumer
Discretionary) 127,726
36,291 Vonovia SE (Real Estate) 1,203,580
68,857,462
Guatemala – 0.0%
5,268 Millicom International Cellular
SA SDR, SDR (Communication
Services)* 128,047
Hong Kong – 1.9%
568,134 AIA Group Ltd. (Financials) 4,245,554
30,932 Cathay Pacific Airways Ltd.
(Industrials)
(a)
38,598
97,379 CK Asset Holdings Ltd. (Real
Estate) 397,948
31,162 CK Infrastructure Holdings Ltd.
(Utilities) 214,647
98,896 CLP Holdings Ltd. (Utilities) 829,900
3,663 Futu Holdings Ltd. ADR
(Financials)* 319,523
89,291 Hang Lung Properties Ltd.
(Real Estate) 72,405
36,992 Hang Seng Bank Ltd.
(Financials) 439,490
67,559 Henderson Land Development
Co. Ltd. (Real Estate) 211,839
116,119 HK Electric Investments &
HK Electric Investments Ltd.
(Utilities) 77,895
185,314 HKT Trust & HKT Ltd.
(Communication Services) 230,287
469,751 Hong Kong & China Gas Co.
Ltd. (Utilities) 356,167
62,006 Hong Kong Exchanges &
Clearing Ltd. (Financials) 2,309,224
53,030 Hongkong Land Holdings Ltd.
(Real Estate) 241,286
10,125 Jardine Matheson Holdings Ltd.
(Industrials) 442,057
130,844 Link REIT (Real Estate) 569,176
80,357 MTR Corp. Ltd. (Industrials) 281,400
69,998 Power Assets Holdings Ltd.
(Utilities) 458,764
143,175 Prudential PLC (Financials) 1,167,965
503,227 Sino Biopharmaceutical Ltd.
(Health Care) 210,175
172,882 Sino Land Co. Ltd. (Real
Estate) 169,293
74,722 Sun Hung Kai Properties Ltd.
(Real Estate) 741,790
21,017 Swire Pacific Ltd., Class A
(Industrials) 172,991
39,231 Swire Pacific Ltd., Class B
(Industrials) 52,130
53,999 Swire Properties Ltd. (Real
Estate) 107,560
71,056 Techtronic Industries Co. Ltd.
(Industrials) 1,000,795
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
389,691 WH Group Ltd. (Consumer
Staples)
(b)
$ 308,986
79,448 Wharf Real Estate Investment
Co. Ltd. (Real Estate) 212,874
15,880,719
Ireland – 0.4%
10,147 AerCap Holdings NV
(Industrials) 1,008,206
94,409 AIB Group PLC (Financials) 513,531
54,167 Bank of Ireland Group PLC
(Financials) 474,166
8,055 Kerry Group PLC, Class A
(Consumer Staples) 778,029
7,871 Kingspan Group PLC
(Industrials) 591,911
3,365,843
Israel – 1.0%
2,959 Airport City Ltd. (Real Estate)* 49,159
11,077 Amot Investments Ltd. (Real
Estate) 60,966
1,873 Azrieli Group Ltd. (Real Estate) 149,916
69,770 Bank Hapoalim BM
(Financials) 799,669
78,255 Bank Leumi Le-Israel BM
(Financials) 888,956
102,739 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Communication Services) 147,341
803 Big Shopping Centers Ltd.
(Real Estate)* 106,216
1,440 Camtek Ltd. (Information
Technology) 108,525
3,706 Cellebrite DI Ltd. (Information
Technology)* 74,787
4,588 Check Point Software
Technologies Ltd. (Information
Technology)* 835,016
475 Delek Group Ltd. (Energy)
(a)
63,666
1,265 Elbit Systems Ltd. (Industrials) 306,886
13,322 Energix-Renewable Energies
Ltd. (Utilities) 44,301
5,943 Enlight Renewable Energy Ltd.
(Utilities)* 99,158
335 Fattal Holdings 1998 Ltd.
(Consumer Discretionary)* 48,578
2,655 First International Bank Of
Israel Ltd. (The) (Financials) 125,022
5,066 Global-e Online Ltd. (Consumer
Discretionary)* 264,850
5,639 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 67,935
35,790 ICL Group Ltd. (Materials) 161,444
185 Israel Corp. Ltd. (Materials) 43,049
63,505 Israel Discount Bank Ltd., Class
A (Financials) 416,770
1,279 Melisron Ltd. (Real Estate) 113,278

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
30,062 Mivne Real Estate KD Ltd.
(Real Estate) $ 89,798
7,728 Mizrahi Tefahot Bank Ltd.
(Financials) 333,084
3,250 Nice Ltd. (Information
Technology)* 584,270
1,460 Nova Ltd. (Information
Technology)* 261,628
5,233 OPC Energy Ltd. (Utilities)*
(a)
41,741
8,394 Phoenix Financial Ltd.
(Financials) 104,820
4,031 Plus500 Ltd. (Financials) 131,472
7,285 Shapir Engineering and Industry
Ltd. (Industrials)*
(a)
53,741
13,820 Shufersal Ltd. (Consumer
Staples) 138,441
2,585 Strauss Group Ltd. (Consumer
Staples) 49,046
58,236 Teva Pharmaceutical Industries
Ltd. (Health Care)* 957,398
5,634 Tower Semiconductor Ltd.
(Information Technology)*
(a)
261,117
2,811 Wix.com Ltd. (Information
Technology)* 628,933
4,972 ZIM Integrated Shipping
Services Ltd. (Industrials)
(a)
109,583
8,720,560
Italy – 2.6%
79,815 A2A SpA (Utilities) 180,151
6,717 Amplifon SpA (Health Care) 170,481
10,416 Banca Mediolanum SpA
(Financials) 120,245
70,646 Banco BPM SpA (Financials) 537,536
29,714 Davide Campari-Milano NV
(Consumer Staples) 178,198
397,423 Enel SpA (Utilities) 2,858,554
114,207 Eni SpA (Energy) 1,617,105
6,759 Ferrari NV (Consumer
Discretionary) 2,939,068
31,309 FinecoBank Banca Fineco SpA
(Financials) 502,312
53,543 Generali (Financials) 1,531,432
15,976 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(b)
164,520
802,869 Intesa Sanpaolo SpA
(Financials) 3,075,662
20,549 Leonardo SpA (Industrials) 552,797
31,050 Mediobanca Banca di Credito
Finanziario SpA (Financials) 452,735
11,163 Moncler SpA (Consumer
Discretionary) 546,483
24,939 Nexi SpA (Financials)*
(b)
147,613
12,933 Pirelli & C SpA (Consumer
Discretionary)
(b)
70,130
23,393 Poste Italiane SpA (Financials)
(b)
328,242
26,291 PRADA SpA (Consumer
Discretionary) 180,081
14,632 Prysmian SpA (Industrials) 964,659
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
5,001 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) $ 272,290
24,277 Ryanair Holdings PLC ADR
(Industrials) 1,069,159
105,111 Snam SpA (Utilities) 489,813
552,892 Telecom Italia SpA
(Communication Services)* 132,735
309,428 Telecom Italia SpA-RSP
(Communication Services)* 87,064
72,027 Terna - Rete Elettrica Nazionale
(Utilities) 609,208
82,121 UniCredit SpA (Financials) 3,155,898
22,934,171
Japan – 25.2%
4,692 ABC-Mart, Inc. (Consumer
Discretionary) 96,068
19,487 Acom Co. Ltd. (Financials) 50,202
38,252 Advantest Corp. (Information
Technology) 2,098,721
40,808 Aeon Co. Ltd. (Consumer
Staples) 976,555
4,644 Aeon Mall Co. Ltd. (Real
Estate) 62,122
10,450 AGC, Inc. (Industrials) 326,334
10,379 Air Water, Inc. (Materials) 128,092
26,126 Aisin Corp. (Consumer
Discretionary) 274,507
26,862 Ajinomoto Co., Inc. (Consumer
Staples) 1,123,595
9,626 Alfresa Holdings Corp. (Health
Care) 138,700
15,768 Amada Co. Ltd. (Industrials) 151,449
22,926 ANA Holdings, Inc.
(Industrials) 441,011
77,297 Asahi Group Holdings Ltd.
(Consumer Staples) 838,669
10,960 Asahi Intecc Co. Ltd. (Health
Care) 189,046
69,686 Asahi Kasei Corp. (Materials) 495,553
32,858 Asics Corp. (Consumer
Discretionary) 657,007
93,124 Astellas Pharma, Inc. (Health
Care) 968,227
26,806 Azbil Corp. (Information
Technology) 213,470
29,750 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 625,961
6,638 BayCurrent Consulting, Inc.
(Industrials) 239,160
28,555 Bridgestone Corp. (Consumer
Discretionary)
(a)
1,017,017
12,900 Brother Industries Ltd.
(Information Technology) 226,331
3,995 Calbee, Inc. (Consumer Staples) 84,031
46,787 Canon, Inc. (Information
Technology) 1,516,524
17,173 Capcom Co. Ltd.
(Communication Services) 400,896

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
48,531 Central Japan Railway Co.
(Industrials) $ 997,538
37,522 Chiba Bank Ltd. (The)
(Financials) 312,423
37,153 Chubu Electric Power Co., Inc.
(Utilities) 391,605
33,343 Chugai Pharmaceutical Co. Ltd.
(Health Care) 1,464,841
7,196 Coca-Cola Bottlers Japan
Holdings, Inc. (Consumer
Staples) 114,779
57,550 Concordia Financial Group Ltd.
(Financials) 343,993
1,940 Cosmos Pharmaceutical Corp.
(Consumer Staples) 95,395
21,209 CyberAgent, Inc.
(Communication Services) 146,797
22,314 Dai Nippon Printing Co. Ltd.
(Industrials) 339,498
17,551 Daifuku Co. Ltd. (Industrials) 364,261
48,072 Dai-ichi Life Holdings, Inc.
(Financials) 1,296,665
99,111 Daiichi Sankyo Co. Ltd. (Health
Care) 3,133,989
14,167 Daikin Industries Ltd.
(Industrials) 1,706,907
3,083 Daito Trust Construction Co.
Ltd. (Real Estate) 343,331
32,331 Daiwa House Industry Co. Ltd.
(Real Estate) 1,012,866
123 Daiwa House REIT Investment
Corp. REIT (Real Estate) 190,825
73,428 Daiwa Securities Group, Inc.
(Financials) 491,606
92,528 Denso Corp. (Consumer
Discretionary) 1,311,663
10,215 Dentsu Group, Inc.
(Communication Services) 260,094
4,665 Disco Corp. (Information
Technology) 1,261,105
57,052 East Japan Railway Co.
(Industrials) 1,109,244
23,718 Ebara Corp. (Industrials) 353,674
14,512 Eisai Co. Ltd. (Health Care) 451,250
8,633 Electric Power Development Co.
Ltd. (Utilities) 144,051
142,773 ENEOS Holdings, Inc. (Energy) 768,884
48,822 FANUC Corp. (Industrials) 1,263,582
9,091 Fast Retailing Co. Ltd.
(Consumer Discretionary) 3,093,791
6,986 Fuji Electric Co. Ltd.
(Industrials) 391,804
47,805 FUJIFILM Holdings Corp.
(Information Technology) 1,073,969
12,586 Fujikura Ltd. (Industrials) 446,001
93,923 Fujitsu Ltd. (Information
Technology) 1,792,345
9,397 Fukuoka Financial Group, Inc.
(Financials) 259,351
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
260 GLP J REIT (Real Estate) $ 220,382
2,265 GMO Payment Gateway, Inc.
(Financials) 118,917
11,226 Hakuhodo DY Holdings, Inc.
(Communication Services) 85,736
14,326 Hamamatsu Photonics KK
(Information Technology) 169,602
12,118 Hankyu Hanshin Holdings, Inc.
(Industrials) 331,301
13,064 Haseko Corp. (Consumer
Discretionary) 174,972
973 Hikari Tsushin, Inc. (Industrials) 212,371
1,514 Hirose Electric Co. Ltd.
(Information Technology) 181,355
5,297 Hitachi Construction Machinery
Co. Ltd. (Industrials) 119,142
229,296 Hitachi Ltd. (Industrials) 5,726,866
240,233 Honda Motor Co. Ltd.
(Consumer Discretionary) 2,065,858
5,560 Hoshizaki Corp. (Industrials) 224,162
17,674 Hoya Corp. (Health Care) 2,266,546
26,045 Hulic Co. Ltd. (Real Estate)
(a)
233,943
6,386 Ibiden Co. Ltd. (Information
Technology) 187,262
49,771 Idemitsu Kosan Co. Ltd.
(Energy) 331,299
7,512 IHI Corp. (Industrials) 385,991
8,209 Iida Group Holdings Co. Ltd.
(Consumer Discretionary) 122,628
44,024 Inpex Corp. (Energy)
(a)
578,642
17,392 Isetan Mitsukoshi Holdings Ltd.
(Consumer Discretionary) 246,720
29,944 Isuzu Motors Ltd. (Consumer
Discretionary) 398,163
64,314 ITOCHU Corp. (Industrials) 3,162,064
12,789 J Front Retailing Co. Ltd.
(Consumer Discretionary) 151,533
22,051 Japan Airlines Co. Ltd.
(Industrials) 366,403
54,243 Japan Exchange Group, Inc.
(Financials) 651,378
348 Japan Metropolitan Fund Invest
REIT (Real Estate) 211,555
19,772 Japan Post Bank Co. Ltd.
(Financials) 186,418
102,175 Japan Post Holdings Co. Ltd.
(Financials) 1,020,151
9,367 Japan Post Insurance Co. Ltd.
(Financials) 195,779
77 Japan Real Estate Investment
Corp. REIT (Real Estate) 284,036
57,561 Japan Tobacco, Inc. (Consumer
Staples) 1,617,005
30,733 JFE Holdings, Inc. (Materials) 349,720
22,704 Kajima Corp. (Industrials) 413,157
37,621 Kansai Electric Power Co., Inc.
(The) (Utilities) 482,333
8,008 Kansai Paint Co. Ltd.
(Materials) 113,760

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
23,605 Kao Corp. (Consumer Staples) $ 1,023,824
8,032 Kawasaki Heavy Industries Ltd.
(Industrials) 296,069
21,320 Kawasaki Kisen Kaisha Ltd.
(Industrials) 282,852
77,980 KDDI Corp. (Communication
Services) 2,570,170
5,630 Keio Corp. (Industrials) 147,812
8,100 Keisei Electric Railway Co. Ltd.
(Industrials) 242,215
5,286 Kewpie Corp. (Consumer
Staples) 121,076
9,554 Keyence Corp. (Information
Technology) 4,117,155
39,471 Kikkoman Corp. (Consumer
Staples) 431,412
9,707 Kintetsu Group Holdings Co.
Ltd. (Industrials) 206,634
41,869 Kirin Holdings Co. Ltd.
(Consumer Staples)
(a)
582,517
2,608 Kobayashi Pharmaceutical Co.
Ltd. (Consumer Staples) 103,497
7,262 Kobe Bussan Co. Ltd.
(Consumer Staples) 182,439
5,791 Koei Tecmo Holdings Co. Ltd.
(Communication Services) 66,746
10,631 Koito Manufacturing Co. Ltd.
(Consumer Discretionary) 137,891
7,255 Kokusai Electric Corp.
(Information Technology) 119,802
46,561 Komatsu Ltd. (Industrials) 1,248,158
4,922 Konami Group Corp.
(Communication Services) 484,220
1,716 Kose Corp. (Consumer Staples) 76,668
54,577 Kubota Corp. (Industrials) 680,645
16,649 Kuraray Co. Ltd. (Materials) 225,316
5,764 Kurita Water Industries Ltd.
(Industrials) 218,762
69,374 Kyocera Corp. (Information
Technology) 680,644
12,770 Kyowa Kirin Co. Ltd. (Health
Care) 211,381
23,705 Kyushu Electric Power Co., Inc.
(Utilities) 232,970
7,202 Kyushu Railway Co.
(Industrials) 188,796
4,132 Lasertec Corp. (Information
Technology) 452,309
14,284 Lixil Corp. (Industrials) 162,494
134,172 LY Corp. (Communication
Services) 367,982
20,986 M3, Inc. (Health Care) 202,615
12,517 Makita Corp. (Industrials) 390,383
87,074 Marubeni Corp. (Industrials) 1,306,820
9,129 Marui Group Co. Ltd.
(Financials) 146,978
18,236 MatsukiyoCocokara & Co.
(Consumer Staples) 254,868
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
29,531 Mazda Motor Corp. (Consumer
Discretionary) $ 190,181
4,371 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 180,154
48,368 Mebuki Financial Group, Inc.
(Financials) 214,006
9,428 Medipal Holdings Corp. (Health
Care) 152,514
12,763 MEIJI Holdings Co. Ltd.
(Consumer Staples) 271,942
19,885 MINEBEA MITSUMI, Inc.
(Industrials) 324,256
14,605 MISUMI Group, Inc.
(Industrials) 236,018
73,120 Mitsubishi Chemical Group
Corp. (Materials) 382,141
179,960 Mitsubishi Corp. (Industrials) 3,026,194
100,304 Mitsubishi Electric Corp.
(Industrials) 1,701,064
61,293 Mitsubishi Estate Co. Ltd. (Real
Estate) 865,003
9,300 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 174,470
42,725 Mitsubishi HC Capital, Inc.
(Financials) 287,327
167,903 Mitsubishi Heavy Industries
Ltd. (Industrials) 2,456,749
33,274 Mitsubishi Motors Corp.
(Consumer Discretionary) 86,849
603,466 Mitsubishi UFJ Financial
Group, Inc. (Financials) 7,200,526
146,654 Mitsui & Co. Ltd. (Industrials) 3,062,269
9,128 Mitsui Chemicals, Inc.
(Materials) 210,840
141,606 Mitsui Fudosan Co. Ltd. (Real
Estate) 1,182,368
18,537 Mitsui OSK Lines Ltd.
(Industrials) 633,061
131,054 Mizuho Financial Group, Inc.
(Financials) 3,301,983
12,665 MonotaRO Co. Ltd.
(Industrials) 225,033
66,495 MS&AD Insurance Group
Holdings, Inc. (Financials) 1,479,241
95,104 Murata Manufacturing Co. Ltd.
(Information Technology) 1,589,447
13,241 NEC Corp. (Information
Technology) 1,123,658
22,871 Nexon Co. Ltd.
(Communication Services) 313,480
14,837 NGK Insulators Ltd.
(Industrials) 194,619
4,975 NH Foods Ltd. (Consumer
Staples) 170,432
6,511 Nichirei Corp. (Consumer
Staples) 186,505
50,043 NIDEC Corp. (Industrials) 917,991
16,704 Nikon Corp. (Consumer
Discretionary) 196,586

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
59,508 Nintendo Co. Ltd.
(Communication Services) $ 3,490,798
423 Nippon Building Fund, Inc.
REIT (Real Estate) 353,474
4,231 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 219,487
45,635 Nippon Paint Holdings Co. Ltd.
(Materials) 310,999
119 Nippon Prologis REIT, Inc.
REIT (Real Estate) 187,075
9,586 Nippon Sanso Holdings Corp.
(Materials) 278,737
48,468 Nippon Steel Corp. (Materials) 987,207
2,773,736 Nippon Telegraph & Telephone
Corp. (Communication
Services) 2,833,113
8,316 Nippon Television Holdings,
Inc. (Communication Services) 135,799
23,653 Nippon Yusen KK (Industrials) 755,334
6,695 Nissan Chemical Corp.
(Materials) 232,387
124,700 Nissan Motor Co. Ltd.
(Consumer Discretionary) 297,998
13,121 Nisshin Seifun Group, Inc.
(Consumer Staples) 159,704
9,353 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 247,736
8,170 Niterra Co. Ltd. (Consumer
Discretionary) 252,088
4,304 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 550,950
36,938 Nitto Denko Corp. (Materials) 587,329
157,203 Nomura Holdings, Inc.
(Financials) 943,522
5,293 Nomura Real Estate Holdings,
Inc. (Real Estate) 131,034
206 Nomura Real Estate Master
Fund, Inc. REIT (Real Estate) 194,362
20,762 Nomura Research Institute Ltd.
(Information Technology) 633,290
20,224 NSK Ltd. (Industrials) 88,607
31,851 NTT Data Group Corp.
(Information Technology) 614,603
35,479 Obayashi Corp. (Industrials) 504,362
1,477 OBIC Business Consultants Co.
Ltd. (Information Technology) 70,101
16,743 Obic Co. Ltd. (Information
Technology) 546,822
16,294 Odakyu Electric Railway Co.
Ltd. (Industrials) 173,589
47,648 Oji Holdings Corp. (Materials) 175,129
60,822 Olympus Corp. (Health Care) 955,754
9,614 Omron Corp. (Information
Technology) 305,093
20,907 Ono Pharmaceutical Co. Ltd.
(Health Care) 241,109
3,849 Open House Group Co. Ltd.
(Consumer Discretionary) 141,879
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,708 Oracle Corp. Japan (Information
Technology) $ 174,229
57,179 Oriental Land Co. Ltd.
(Consumer Discretionary) 1,347,001
58,988 ORIX Corp. (Financials) 1,322,453
145 Orix JREIT, Inc. REIT (Real
Estate) 160,945
21,075 Osaka Gas Co. Ltd. (Utilities) 460,834
11,277 Otsuka Corp. (Information
Technology) 280,226
23,139 Otsuka Holdings Co. Ltd.
(Health Care) 1,338,098
19,603 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 496,911
115,874 Panasonic Holdings Corp.
(Consumer Discretionary) 1,130,694
94,481 Persol Holdings Co. Ltd.
(Industrials) 145,259
72,856 Rakuten Group, Inc. (Consumer
Discretionary)* 416,417
79,023 Recruit Holdings Co. Ltd.
(Industrials) 5,464,286
85,004 Renesas Electronics Corp.
(Information Technology) 1,111,332
114,430 Resona Holdings, Inc.
(Financials) 952,409
9,085 Resonac Holdings Corp.
(Materials) 246,445
29,043 Ricoh Co. Ltd. (Information
Technology) 329,135
5,589 Rinnai Corp. (Consumer
Discretionary) 118,639
18,030 Rohm Co. Ltd. (Information
Technology) 168,673
10,099 Rohto Pharmaceutical Co. Ltd.
(Consumer Staples) 199,546
13,208 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) 269,991
8,386 Sanrio Co. Ltd. (Consumer
Discretionary) 275,727
17,554 Santen Pharmaceutical Co. Ltd.
(Health Care) 201,272
9,976 Sanwa Holdings Corp.
(Industrials) 299,509
14,160 SBI Holdings, Inc. (Financials) 356,392
4,789 SCREEN Holdings Co. Ltd.
(Information Technology) 299,805
7,352 SCSK Corp. (Information
Technology) 148,230
21,754 Secom Co. Ltd. (Industrials) 756,541
7,935 Sega Sammy Holdings, Inc.
(Consumer Discretionary) 138,850
11,453 Seibu Holdings, Inc.
(Industrials) 236,861
14,118 Seiko Epson Corp. (Information
Technology) 250,004
19,354 Sekisui Chemical Co. Ltd.
(Consumer Discretionary) 311,731

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
31,169 Sekisui House Ltd. (Consumer
Discretionary) $ 734,682
118,830 Seven & i Holdings Co. Ltd.
(Consumer Staples) 2,060,348
23,232 SG Holdings Co. Ltd.
(Industrials) 227,548
14,226 Sharp Corp. (Consumer
Discretionary)* 91,001
14,063 Shimadzu Corp. (Information
Technology) 394,496
2,434 Shimamura Co. Ltd. (Consumer
Discretionary) 137,530
4,135 Shimano, Inc. (Consumer
Discretionary) 576,810
27,826 Shimizu Corp. (Industrials) 220,110
101,366 Shin-Etsu Chemical Co. Ltd.
(Materials) 3,748,622
3,173 Shinko Electric Industries Co.
Ltd. (Information Technology)* 110,876
39,550 Shionogi & Co. Ltd. (Health
Care) 558,021
20,087 Shiseido Co. Ltd. (Consumer
Staples)
(a)
381,918
23,572 Shizuoka Financial Group, Inc.
(Financials) 209,062
2,904 SMC Corp. (Industrials) 1,228,619
1,452,600 SoftBank Corp.
(Communication Services) 1,867,677
51,238 SoftBank Group Corp.
(Communication Services) 3,048,658
18,170 Sohgo Security Services Co.
Ltd. (Industrials) 135,684
11,471 Sojitz Corp. (Industrials) 232,956
47,162 Sompo Holdings, Inc.
(Financials) 1,239,147
315,801 Sony Group Corp. (Consumer
Discretionary) 6,322,959
4,517 Square Enix Holdings Co. Ltd.
(Communication Services) 181,390
7,648 Stanley Electric Co. Ltd.
(Consumer Discretionary) 128,303
31,495 Subaru Corp. (Consumer
Discretionary) 504,662
5,250 Sugi Holdings Co. Ltd.
(Consumer Staples) 88,354
17,480 SUMCO Corp. (Information
Technology) 140,017
73,465 Sumitomo Chemical Co. Ltd.
(Materials) 177,175
61,193 Sumitomo Corp. (Industrials) 1,307,102
37,431 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 719,285
8,525 Sumitomo Forestry Co. Ltd.
(Consumer Discretionary) 322,132
5,885 Sumitomo Heavy Industries
Ltd. (Industrials) 124,177
13,161 Sumitomo Metal Mining Co.
Ltd. (Materials) 323,888
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
202,157 Sumitomo Mitsui Financial
Group, Inc. (Financials) $ 4,961,552
34,666 Sumitomo Mitsui Trust Group,
Inc. (Financials) 864,659
21,827 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 674,060
8,987 Sumitomo Rubber Industries
Ltd. (Consumer Discretionary) 98,616
3,470 Sundrug Co. Ltd. (Consumer
Staples) 85,164
6,415 Suntory Beverage & Food Ltd.
(Consumer Staples) 217,542
82,750 Suzuki Motor Corp. (Consumer
Discretionary) 874,141
24,425 Sysmex Corp. (Health Care) 514,570
27,720 T&D Holdings, Inc. (Financials) 522,893
8,559 Taisei Corp. (Industrials) 371,060
6,303 Taiyo Yuden Co. Ltd.
(Information Technology) 89,413
79,688 Takeda Pharmaceutical Co. Ltd.
(Health Care) 2,166,435
6,914 TBS Holdings, Inc.
(Communication Services) 174,386
98,907 TDK Corp. (Information
Technology) 1,270,377
74,875 Terumo Corp. (Health Care) 1,521,081
12,095 TIS, Inc. (Information
Technology) 295,077
10,714 Tobu Railway Co. Ltd.
(Industrials) 183,340
2,382 Toei Animation Co. Ltd.
(Communication Services) 57,653
5,540 Toho Co. Ltd. (Communication
Services) 241,357
23,686 Tohoku Electric Power Co., Inc.
(Utilities) 191,620
98,385 Tokio Marine Holdings, Inc.
(Financials) 3,644,932
8,464 Tokyo Century Corp.
(Financials) 83,324
76,501 Tokyo Electric Power Co.
Holdings, Inc. (Utilities)* 273,129
23,424 Tokyo Electron Ltd.
(Information Technology) 3,635,606
19,583 Tokyo Gas Co. Ltd. (Utilities) 588,070
28,269 Tokyu Corp. (Industrials) 329,399
30,489 Tokyu Fudosan Holdings Corp.
(Real Estate) 199,315
13,861 TOPPAN Holdings, Inc.
(Industrials) 369,817
77,623 Toray Industries, Inc.
(Materials) 493,229
15,379 Tosoh Corp. (Materials) 210,945
7,845 TOTO Ltd. (Industrials) 210,562
4,679 Toyo Suisan Kaisha Ltd.
(Consumer Staples) 327,282
8,528 Toyota Industries Corp.
(Industrials) 633,134

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
582,144 Toyota Motor Corp. (Consumer
Discretionary) $ 9,890,072
35,874 Toyota Tsusho Corp.
(Industrials) 609,346
6,798 Trend Micro, Inc. (Information
Technology)
(a)
372,479
1,921 Tsuruha Holdings, Inc.
(Consumer Staples) 106,049
21,203 Unicharm Corp. (Consumer
Staples) 549,328
158 United Urban Investment Corp.
REIT (Real Estate) 143,603
20,325 USS Co. Ltd. (Consumer
Discretionary) 187,775
24,386 West Japan Railway Co.
(Industrials) 457,161
13,631 Yakult Honsha Co. Ltd.
(Consumer Staples) 277,276
33,312 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 101,343
19,959 Yamaha Corp. (Consumer
Discretionary) 146,252
47,080 Yamaha Motor Co. Ltd.
(Consumer Discretionary) 407,681
14,153 Yamato Holdings Co. Ltd.
(Industrials) 162,795
6,804 Yamazaki Baking Co. Ltd.
(Consumer Staples) 127,735
13,432 Yaskawa Electric Corp.
(Industrials) 350,501
12,284 Yokogawa Electric Corp.
(Information Technology) 272,614
6,733 Yokohama Rubber Co. Ltd.
(The) (Consumer Discretionary) 135,884
4,825 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 289,818
6,951 ZOZO, Inc. (Consumer
Discretionary) 218,131
220,086,260
Jordan – 0.0%
8,089 Hikma Pharmaceuticals PLC
(Health Care) 197,817
Luxembourg – 0.2%
23,532 ArcelorMittal (Materials) 592,531
33,609 CVC Capital Partners PLC
(Financials)*
(b)
822,485
1,415,016
Macau – 0.0%
95,433 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) 423,721
124,478 Sands China Ltd. (Consumer
Discretionary)* 317,372
741,093
Mexico – 0.0%
9,460 Fresnillo PLC (Materials) 77,676
Shares Description Value
a
Common Stocks – (continued)
Netherlands – 1.9%
1,559 Adyen NV (Financials)*
(b)
$ 2,269,696
3,080 Argenx SE ADR (Health Care)* 1,898,974
2,385 ASM International NV
(Information Technology) 1,288,236
4,833 EXOR NV (Financials) 478,047
5,700 Heineken Holding NV
(Consumer Staples) 361,221
14,927 Heineken NV (Consumer
Staples) 1,104,559
166,474 ING Groep NV (Financials) 2,577,315
48,276 Koninklijke Ahold Delhaize NV
(Consumer Staples) 1,664,795
172,617 Koninklijke KPN NV
(Communication Services) 669,290
41,152 Koninklijke Philips NV (Health
Care)* 1,120,956
40,087 Universal Music Group NV
(Communication Services) 965,773
12,262 Wolters Kluwer NV
(Industrials) 2,045,631
16,444,493
New Zealand – 0.4%
34,672 a2 Milk Co. Ltd. (The)
(Consumer Staples)* 130,445
77,470 Auckland International Airport
Ltd. (Industrials) 355,620
39,794 Contact Energy Ltd. (Utilities) 211,861
28,150 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 633,614
47,063 Infratil Ltd. (Financials) 357,746
4,240 Mainfreight Ltd. (Industrials) 183,724
33,471 Mercury NZ Ltd. (Utilities) 131,075
64,923 Meridian Energy Ltd. (Utilities) 238,496
93,763 Spark New Zealand Ltd.
(Communication Services) 162,514
6,520 Xero Ltd. (Information
Technology)* 738,420
3,143,515
Norway – 0.7%
1,124 Aker ASA, Class A (Industrials) 58,464
15,741 Aker BP ASA (Energy) 322,374
37,839 AutoStore Holdings Ltd.
(Industrials)*
(b)
42,341
42,708 DNB Bank ASA (Financials) 891,267
38,172 Equinor ASA (Energy) 922,640
7,330 Frontline PLC (Energy) 119,948
9,298 Gjensidige Forsikring ASA
(Financials) 165,189
4,302 Kongsberg Gruppen ASA
(Industrials) 505,511
13,781 Leroy Seafood Group ASA
(Consumer Staples) 64,201
22,720 Mowi ASA (Consumer Staples) 411,867
8,592 Nordic Semiconductor ASA
(Information Technology)* 76,898
67,077 Norsk Hydro ASA (Materials) 414,425
40,807 Orkla ASA (Consumer Staples) 376,149

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Norway – (continued)
3,315 Salmar ASA (Consumer
Staples) $ 172,126
3,529 Schibsted ASA, Class A
(Communication Services) 120,796
4,907 Schibsted ASA, Class B
(Communication Services) 157,134
10,730 SpareBank 1 SR-Bank ASA
(Financials) 140,158
21,155 Storebrand ASA (Financials) 231,935
31,229 Telenor ASA (Communication
Services) 367,242
11,970 TOMRA Systems ASA
(Industrials) 168,483
39,646 Var Energi ASA (Energy) 130,041
5,216 Wallenius Wilhelmsen ASA
(Industrials) 50,722
5,909,911
Poland – 0.4%
32,567 Allegro.eu SA (Consumer
Discretionary)*
(b)
230,529
9,056 Bank Pekao SA (Financials) 302,249
646 Budimex SA (Industrials) 74,926
2,385 CCC SA (Consumer
Discretionary)* 121,939
3,554 CD Projekt SA (Communication
Services)
(a)
146,205
2,463 Dino Polska SA (Consumer
Staples)*
(b)
233,856
8,901 InPost SA (Industrials)* 155,873
6,998 KGHM Polska Miedz SA
(Materials) 219,099
56 LPP SA (Consumer
Discretionary) 215,769
660 mBank SA (Financials)* 86,065
29,858 ORLEN SA (Energy) 374,809
45,104 PGE Polska Grupa
Energetyczna SA (Utilities)* 74,664
44,031 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 605,591
29,172 Powszechny Zaklad
Ubezpieczen SA (Financials) 317,247
1,709 Santander Bank Polska SA
(Financials) 183,836
3,342,657
Portugal – 0.2%
375,967 Banco Comercial Portugues SA,
Class R (Financials) 177,820
143,959 EDP SA (Utilities) 520,314
24,550 Galp Energia SGPS SA
(Energy) 402,818
14,111 Jeronimo Martins SGPS SA
(Consumer Staples) 274,831
10,960 Navigator Co. SA (The)
(Materials) 39,705
1,415,488
Russia – –%
12,172 Evraz PLC (Materials)*
(c)
—
Shares Description Value
a
Common Stocks – (continued)
Singapore – 1.8%
182,220 CapitaLand Ascendas REIT
REIT (Real Estate) $ 356,108
261,450 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 382,234
123,218 CapitaLand Investment Ltd.
(Real Estate) 250,912
22,646 City Developments Ltd. (Real
Estate) 88,006
104,065 DBS Group Holdings Ltd.
(Financials) 3,293,535
189,742 Frasers Logistics & Commercial
Trust REIT (Real Estate) 128,792
291,049 Genting Singapore Ltd.
(Consumer Discretionary) 166,078
120,395 Grab Holdings Ltd., Class A
(Industrials)* 601,975
13,376 Hafnia Ltd. (Energy) 77,076
3,713 Jardine Cycle & Carriage Ltd.
(Industrials) 78,240
71,188 Keppel Ltd. (Industrials) 357,360
105,459 Mapletree Industrial Trust REIT
(Real Estate) 182,497
169,013 Mapletree Logistics Trust REIT
(Real Estate) 161,367
117,816 Mapletree Pan Asia Commercial
Trust REIT (Real Estate) 108,092
166,817 Oversea-Chinese Banking Corp.
Ltd. (Financials) 2,025,720
44,595 SATS Ltd. (Industrials) 125,072
19,253 Sea Ltd. ADR (Communication
Services)* 2,190,991
165,662 Seatrium Ltd. (Industrials)* 238,487
46,014 Sembcorp Industries Ltd.
(Utilities) 179,162
67,964 Singapore Airlines Ltd.
(Industrials)
(a)
319,884
41,973 Singapore Exchange Ltd.
(Financials) 398,237
77,934 Singapore Technologies
Engineering Ltd. (Industrials) 261,592
372,591 Singapore Telecommunications
Ltd. (Communication Services) 861,546
33,934 STMicroelectronics NV
(Information Technology) 869,864
69,421 United Overseas Bank Ltd.
(Financials) 1,882,779
26,959 UOL Group Ltd. (Real Estate) 106,577
13,871 Venture Corp. Ltd. (Information
Technology) 133,159
15,825,342
South Africa – 0.2%
63,777 Anglo American PLC
(Materials) 2,043,214
Spain – 2.5%
8,967 ACS Actividades de
Construccion y Servicios SA
(Industrials) 416,343

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
3,836 Aena SME SA (Industrials)
(b)
$ 829,764
23,337 Amadeus IT Group SA
(Consumer Discretionary) 1,637,157
297,882 Banco Bilbao Vizcaya
Argentaria SA (Financials) 2,811,472
790,102 Banco Santander SA
(Financials) 3,651,381
184,628 CaixaBank SA (Financials) 1,003,491
29,693 Cellnex Telecom SA
(Communication Services)*
(b)
1,065,673
15,139 EDP Renovaveis SA (Utilities) 177,167
16,230 Endesa SA (Utilities) 355,528
301,286 Iberdrola SA (Utilities)
(a)
4,292,766
57,180 Industria de Diseno Textil SA
(Consumer Discretionary) 3,151,335
6,402 Naturgy Energy Group SA
(Utilities) 157,685
20,720 Redeia Corp. SA (Utilities) 369,848
62,315 Repsol SA (Energy) 778,287
265,157 Telefonica SA (Communication
Services) 1,200,333
21,898,230
Sweden – 3.3%
9,007 AAK AB (Consumer Staples) 243,512
12,258 AddTech AB, Class B
(Industrials) 336,794
14,477 Alfa Laval AB (Industrials) 615,603
50,436 Assa Abloy AB, Class B
(Industrials) 1,546,959
131,497 Atlas Copco AB, Class A
(Industrials) 2,097,309
78,445 Atlas Copco AB, Class B
(Industrials) 1,107,111
6,075 Avanza Bank Holding AB
(Financials)
(a)
130,192
5,566 Axfood AB (Consumer Staples) 119,131
21,303 Beijer Ref AB (Industrials) 335,577
13,797 Boliden AB (Materials) 411,174
20,855 Castellum AB (Real Estate)* 246,390
41,719 Embracer Group AB
(Communication Services)* 109,925
31,876 Epiroc AB, Class A (Industrials) 580,222
19,345 Epiroc AB, Class B (Industrials) 318,730
25,003 EQT AB (Financials) 756,810
31,423 Essity AB, Class B (Consumer
Staples) 863,936
9,321 Evolution AB (Consumer
Discretionary)
(b)
812,686
11,387 Fabege AB (Real Estate) 88,540
33,734 Fastighets AB Balder, Class B
(Real Estate)* 259,273
11,165 Getinge AB, Class B (Health
Care) 174,293
28,720 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(a)
397,835
100,608 Hexagon AB, Class B
(Information Technology) 856,364
4,652 Holmen AB, Class B (Materials) 175,022
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
19,696 Husqvarna AB, Class B
(Industrials) $ 113,895
6,103 Industrivarden AB, Class A
(Financials) 200,213
6,635 Industrivarden AB, Class C
(Financials) 217,240
13,705 Indutrade AB (Industrials) 349,439
6,914 Investment AB Latour, Class B
(Industrials) 175,401
25,017 Investor AB, Class A
(Financials) 681,166
94,223 Investor AB, Class B
(Financials) 2,582,345
2,313 L E Lundbergforetagen AB,
Class B (Financials) 112,061
11,551 Lifco AB, Class B (Industrials) 350,163
75,715 Nibe Industrier AB, Class B
(Industrials) 320,505
15,766 Saab AB, Class B (Industrials) 344,882
11,069 Sagax AB, Class B (Real Estate) 244,922
54,585 Sandvik AB (Industrials) 1,008,329
25,782 Securitas AB, Class B
(Industrials) 325,733
82,703 Skandinaviska Enskilda Banken
AB, Class A (Financials) 1,147,511
17,006 Skanska AB, Class B
(Industrials) 354,329
19,135 SKF AB, Class B (Industrials) 367,143
11,308 SSAB AB, Class A (Materials) 51,989
30,023 SSAB AB, Class B (Materials) 135,695
30,645 Svenska Cellulosa AB SCA,
Class B (Materials) 397,697
72,895 Svenska Handelsbanken AB,
Class A (Financials) 757,734
1,821 Svenska Handelsbanken AB,
Class B (Financials) 24,299
9,287 Sweco AB, Class B (Industrials) 139,235
51,969 Swedbank AB, Class A
(Financials) 1,017,595
11,932 Swedish Orphan Biovitrum AB
(Health Care)* 330,459
28,358 Tele2 AB, Class B
(Communication Services) 297,245
151,782 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 1,232,733
115,702 Telia Co. AB (Communication
Services) 338,559
5,423 Thule Group AB (Consumer
Discretionary)
(b)
170,554
10,738 Trelleborg AB, Class B
(Industrials) 354,627
9,756 Volvo AB, Class A (Industrials) 243,926
77,533 Volvo AB, Class B (Industrials) 1,928,588
24,229 Volvo Car AB, Class B
(Consumer Discretionary)* 52,934
28,952,534
Switzerland – 5.2%
83,121 ABB Ltd. (Industrials) 4,743,841

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
50 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) $ 577,753
27,292 Cie Financiere Richemont SA
(Consumer Discretionary) 3,801,054
13,649 DSM-Firmenich AG (Materials) 1,498,552
1,721 Geberit AG (Industrials) 1,036,116
476 Givaudan SA (Materials) 2,096,885
2,668 Kuehne + Nagel International
AG (Industrials) 637,776
3,646 Lonza Group AG (Health Care) 2,178,495
99,392 Novartis AG (Health Care) 10,522,465
1,116 Partners Group Holding AG
(Financials) 1,621,430
1,030 Schindler Holding AG
(Industrials) 291,697
2,123 Schindler Holding AG
Participation Certificates
(Industrials) 613,043
7,837 SGS SA (Industrials) 778,185
7,931 Sika AG (Materials) 2,053,418
5,557 Straumann Holding AG (Health
Care) 723,167
1,434 Swatch Group AG (The)
– Bearer (Consumer
Discretionary) 260,350
2,692 Swatch Group AG (The)
– Registered (Consumer
Discretionary) 95,641
1,493 Swiss Life Holding AG
(Financials) 1,223,209
1,328 Swisscom AG (Communication
Services) 766,502
166,775 UBS Group AG (Financials) 5,391,319
7,501 Zurich Insurance Group AG
(Financials) 4,756,026
45,666,924
Taiwan – 1.6%
20,342 ASML Holding NV
(Information Technology) 14,145,875
United Kingdom – 11.2%
49,874 3i Group PLC (Financials) 2,351,224
12,155 Admiral Group PLC
(Financials) 395,974
22,721 Ashtead Group PLC
(Industrials) 1,816,524
16,795 Associated British Foods PLC
(Consumer Staples) 469,214
77,902 AstraZeneca PLC (Health Care) 10,507,728
46,784 Auto Trader Group PLC
(Communication Services)
(b)
498,910
140,445 Aviva PLC (Financials) 863,466
47,828 B&M European Value Retail SA
(Consumer Discretionary) 210,887
157,018 BAE Systems PLC (Industrials) 2,448,821
756,546 Barclays PLC (Financials) 2,536,723
70,247 Barratt Redrow PLC (Consumer
Discretionary) 381,883
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
5,185 Berkeley Group Holdings PLC
(Consumer Discretionary) $ 273,370
102,876 British American Tobacco PLC
(Consumer Staples) 3,907,128
313,184 BT Group PLC
(Communication Services) 634,130
17,521 Bunzl PLC (Industrials) 792,370
276,829 Centrica PLC (Utilities) 448,274
138,379 CK Hutchison Holdings Ltd.
(Industrials) 720,210
10,581 Coca-Cola Europacific Partners
PLC (Consumer Staples) 820,874
88,068 Compass Group PLC
(Consumer Discretionary) 3,012,276
84,656 ConvaTec Group PLC (Health
Care)
(b)
253,511
6,753 Croda International PLC
(Materials) 296,128
5,081 DCC PLC (Industrials) 369,732
115,598 Diageo PLC (Consumer
Staples) 3,456,551
68,483 DS Smith PLC (Materials) 507,039
32,761 Entain PLC (Consumer
Discretionary) 335,459
19,359 Halma PLC (Information
Technology) 666,338
18,146 Hargreaves Lansdown PLC
(Financials) 252,210
947,700 HSBC Holdings PLC
(Financials) 8,825,921
40,804 Imperial Brands PLC
(Consumer Staples) 1,332,385
69,704 Informa PLC (Communication
Services) 758,925
7,968 InterContinental Hotels Group
PLC (Consumer Discretionary) 992,518
14,837 Intermediate Capital Group
PLC (Financials) 399,425
94,998 International Consolidated
Airlines Group SA ADR
(Industrials) 630,787
8,254 Intertek Group PLC
(Industrials) 494,768
90,153 J Sainsbury PLC (Consumer
Staples) 299,307
128,197 JD Sports Fashion PLC
(Consumer Discretionary) 165,878
97,336 Kingfisher PLC (Consumer
Discretionary) 306,205
38,830 Land Securities Group PLC
REIT (Real Estate) 297,610
309,625 Legal & General Group PLC
(Financials) 870,924
3,176,958 Lloyds Banking Group PLC
(Financials) 2,142,603
21,560 London Stock Exchange Group
PLC (Financials) 3,088,415
124,120 M&G PLC (Financials) 312,686

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
104,903 Marks & Spencer Group PLC
(Consumer Staples) $ 510,281
68,658 Melrose Industries PLC
(Industrials) 501,266
254,010 National Grid PLC (Utilities) 3,204,705
354,121 NatWest Group PLC
(Financials) 1,812,576
6,139 Next PLC (Consumer
Discretionary) 786,541
33,574 Pearson PLC (Consumer
Discretionary) 526,174
16,389 Persimmon PLC (Consumer
Discretionary) 262,057
38,393 Phoenix Group Holdings PLC
(Financials) 250,829
35,879 Reckitt Benckiser Group PLC
(Consumer Staples) 2,216,356
96,497 RELX PLC (Industrials) 4,544,279
131,603 Rentokil Initial PLC
(Industrials) 658,725
41,748 Rightmove PLC
(Communication Services) 342,262
440,126 Rolls-Royce Holdings PLC
(Industrials)* 3,124,935
52,370 Sage Group PLC (The)
(Information Technology) 873,332
41,555 Schroders PLC (Financials) 166,484
63,882 Segro PLC REIT (Real Estate) 633,339
13,546 Severn Trent PLC (Utilities) 464,360
45,597 Smith & Nephew PLC (Health
Care) 577,822
17,961 Smiths Group PLC (Industrials) 404,308
3,761 Spirax Group PLC (Industrials) 342,756
56,985 SSE PLC (Utilities) 1,283,112
104,897 Standard Chartered PLC
(Financials) 1,296,495
181,128 Taylor Wimpey PLC (Consumer
Discretionary) 301,592
356,539 Tesco PLC (Consumer Staples) 1,660,449
127,481 Unilever PLC (Consumer
Staples) 7,617,258
34,987 United Utilities Group PLC
(Utilities) 497,845
1,094,146 Vodafone Group PLC
(Communication Services) 985,739
13,322 Weir Group PLC (The)
(Industrials) 376,589
9,582 Whitbread PLC (Consumer
Discretionary) 347,107
35,331 Wise PLC, Class A
(Financials)* 396,084
55,081 WPP PLC (Communication
Services) 601,532
97,712,500
United States – 8.6%
25,535 Alcon AG (Health Care) 2,271,774
765,961 BP PLC (Energy) 3,744,858
25,041 CSL Ltd. (Health Care) 4,603,846
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
2,227 CyberArk Software Ltd.
(Information Technology)* $ 720,457
47,743 Experian PLC (Industrials) 2,276,249
25,341 Ferrovial SE (Industrials) 1,044,377
214,371 GSK PLC (Health Care) 3,637,561
368,734 Haleon PLC (Consumer
Staples) 1,754,268
25,817 Holcim AG (Materials)* 2,629,759
4,242 ICON PLC (Health Care)* 891,880
22,573 James Hardie Industries PLC
CDI (Materials)* 826,579
1,739 Monday.com Ltd. (Information
Technology)* 496,241
136,059 Nestle SA (Consumer Staples) 11,811,342
1,499 Roche Holding AG (Health
Care) 460,759
36,527 Roche Holding AG (Health
Care) 10,593,245
57,797 Sanofi SA (Health Care) 5,621,654
28,020 Schneider Electric SE
(Industrials) 7,206,318
322,944 Shell PLC (Energy) 10,391,258
106,815 Stellantis NV (Consumer
Discretionary) 1,414,287
15,005 Swiss Re AG (Financials) 2,216,686
23,647 Tenaris SA (Energy) 453,564
75,066,962
TOTAL COMMON STOCKS
(Cost $790,210,936)
865,557,287
Shares Description Rate Value
a
Preferred Stocks – 0.3%
Germany – 0.3%
3,004 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 9.34% 204,647
5,857 Dr. Ing hc F
Porsche AG
(Consumer
Discretionary)
(b)
3.91 365,479
8,593 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.23 732,972
7,872 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 2.56 287,845
1,258 Sartorius AG
(Health Care) 0.34 289,391
9,552 Volkswagen
AG (Consumer
Discretionary) 11.26 814,370
TOTAL PREFERRED STOCKS
(Cost $3,850,299)
2,694,704

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November30, 2024 (Unaudited)
Additional Investment Information
Shares Dividend Rate Value
aa a
Investment Company – 0.2%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,659,145 4.511% $ 1,659,145
(Cost $1,659,145)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $795,720,380)
869,911,136
a
Securities Lending Reinvestment Vehicle – 1.0%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
8,381,942 4.541% 8,381,942
(Cost $8,381,942)
TOTAL INVESTMENTS – 100.6%
(Cost $804,102,322)
$ 878,293,078
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.6)%
(5,170,608)
NET ASSETS – 100.0%
$ 873,122,470
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
Sector Name
% of
Market
Value
Financials 21.0%
Industrials 17.9
Health Care 12.3
Consumer Discretionary 10.8
Information Technology 8.6
Consumer Staples 8.3
Materials 6.2
Communication Services 4.6
Energy 3.6
Utilities 3.2
Real Estate 2.3
Investment Company 0.2
Securities Lending Reinvestment Vehicle 1.0
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 27 12/20/24 $ 3,147,795 $ (192,099)

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.9%
Communication Services – 10.0%
42,022 Alphabet, Inc., Class A $ 7,099,617
35,212 Alphabet, Inc., Class C 6,003,294
155 Iridium Communications, Inc. 4,607
268 Liberty Broadband Corp., Class
C* 22,818
118 Liberty Media Corp.-Liberty
Formula One, Class A* 9,546
1,005 Liberty Media Corp.-Liberty
Formula One, Class C* 88,802
2,282 Live Nation Entertainment, Inc.* 315,487
20,651 Meta Platforms, Inc., Class A 11,860,282
6,098 Netflix, Inc.* 5,407,767
133 Nexstar Media Group, Inc. 22,688
8,548 Pinterest, Inc., Class A* 259,175
7,361 ROBLOX Corp., Class A* 369,007
269 Roku, Inc.* 18,569
2,094 Spotify Technology SA* 998,754
154 TKO Group Holdings, Inc.* 21,246
6,298 Trade Desk, Inc. (The), Class A* 809,608
518 Trump Media & Technology
Group Corp.*
(a)
16,369
33,327,636
Consumer Discretionary – 15.2%
6,227 Airbnb, Inc., Class A* 847,557
69,255 Amazon.com, Inc.* 14,397,422
223 AutoZone, Inc.* 706,807
458 Booking Holdings, Inc. 2,382,507
121 Bright Horizons Family
Solutions, Inc.* 13,991
920 Burlington Stores, Inc.* 259,330
133 CarMax, Inc.* 11,168
529 Carvana Co.* 137,762
1,090 Cava Group, Inc.* 153,581
19,467 Chipotle Mexican Grill, Inc.* 1,197,610
339 Choice Hotels International, Inc. 51,270
963 Churchill Downs, Inc.* 136,852
16,497 Coupang, Inc. (South Korea)* 418,364
152 Crocs, Inc.* 16,051
903 Darden Restaurants, Inc. 159,172
2,162 Deckers Outdoor Corp.* 423,666
72 Dick's Sporting Goods, Inc. 14,921
171 Domino's Pizza, Inc. 81,428
4,312 DoorDash, Inc., Class A* 778,230
6,419 DraftKings, Inc., Class A* 280,189
526 Duolingo, Inc.* 183,190
519 Dutch Bros, Inc., Class A* 27,886
1,095 Etsy, Inc.* 60,072
1,826 Expedia Group, Inc.* 337,116
623 Five Below, Inc.* 57,752
557 Floor & Decor Holdings, Inc.,
Class A* 62,501
115 Grand Canyon Education, Inc.* 18,928
403 H&R Block, Inc. 23,890
1,751 Hasbro, Inc. 114,078
1,797 Hilton Worldwide Holdings, Inc. 455,432
11,284 Home Depot, Inc. (The) 4,842,303
94 Hyatt Hotels Corp., Class A 14,846
5,039 Las Vegas Sands Corp. 267,369
1,317 Light & Wonder, Inc.* 125,168
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
1,719 Lululemon Athletica, Inc.* $ 551,215
662 McDonald's Corp. 195,959
270 Murphy USA, Inc. 147,906
10,594 NIKE, Inc., Class B 834,489
6,182 Norwegian Cruise Line Holdings
Ltd.* 166,234
758 O'Reilly Automotive, Inc.* 942,361
686 Planet Fitness, Inc., Class A* 68,291
529 Pool Corp. 199,481
31 RH* 11,939
1,097 Ross Stores, Inc. 169,892
1,190 Royal Caribbean Cruises Ltd. 290,431
193 SharkNinja, Inc.* 19,406
133 Skechers USA, Inc., Class A* 8,488
12,532 Starbucks Corp. 1,284,029
2,423 Tempur Sealy International, Inc. 135,640
39,611 Tesla, Inc.* 13,672,133
963 Texas Roadhouse, Inc. 197,675
9,542 TJX Cos., Inc. (The) 1,199,334
25 TopBuild Corp.* 9,766
1,539 Tractor Supply Co. 436,568
599 Ulta Beauty, Inc.* 231,597
462 Vail Resorts, Inc. 82,809
1,862 Valvoline, Inc.* 73,940
1,225 Wendy's Co. (The) 22,491
1,090 Williams-Sonoma, Inc. 187,502
416 Wingstop, Inc. 136,768
133 Wyndham Hotels & Resorts, Inc. 13,058
105 Wynn Resorts Ltd. 9,910
366 YETI Holdings, Inc.* 14,775
1,564 Yum! Brands, Inc. 217,302
50,589,798
Consumer Staples – 4.4%
25 Boston Beer Co., Inc. (The),
Class A* 7,906
77 Casey's General Stores, Inc. 32,408
2,544 Celsius Holdings, Inc.* 72,377
1,795 Clorox Co. (The) 300,070
31,702 Coca-Cola Co. (The) 2,031,464
6,368 Colgate-Palmolive Co. 615,340
6,319 Costco Wholesale Corp. 6,141,310
761 elf Beauty, Inc.* 98,565
1,203 Estee Lauder Cos., Inc. (The),
Class A 86,760
217 Freshpet, Inc.* 33,212
292 Hershey Co. (The) 51,430
1,993 Kimberly-Clark Corp. 277,725
661 Lamb Weston Holdings, Inc. 51,056
8,158 Monster Beverage Corp.* 449,750
15,479 PepsiCo, Inc. 2,530,042
319 Performance Food Group Co.* 28,149
7,486 Procter & Gamble Co. (The) 1,341,940
4,470 Sysco Corp. 344,682
14,494,186
Energy – 0.6%
1,476 Antero Midstream Corp. 23,572
1,695 Cheniere Energy, Inc. 379,697
394 Civitas Resources, Inc. 20,441

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
406 EQT Corp. $ 18,449
2,606 Hess Corp. 383,551
497 New Fortress Energy, Inc. 5,303
1,932 Permian Resources Corp. 30,255
3,132 Targa Resources Corp. 639,867
266 Texas Pacific Land Corp. 425,624
384 Viper Energy, Inc. 20,778
1,046 Weatherford International PLC 86,086
2,033,623
Financials – 8.6%
593 Allstate Corp. (The) 122,982
535 Ally Financial, Inc. 21,389
3,001 American Express Co. 914,345
1,304 Ameriprise Financial, Inc. 748,457
5,563 Apollo Global Management, Inc. 973,692
2,573 Ares Management Corp., Class A 454,726
217 Arthur J Gallagher & Co. 67,756
10,048 Blackstone, Inc. 1,920,072
3,387 Block, Inc.* 299,919
7,237 Blue Owl Capital, Inc. 171,734
1,513 Brown & Brown, Inc. 171,120
2,157 Charles Schwab Corp. (The) 178,513
2,360 Coinbase Global, Inc., Class A* 699,032
973 Corpay, Inc.* 370,888
74 Credit Acceptance Corp.* 36,830
4,519 Equitable Holdings, Inc. 217,951
82 Everest Group Ltd. 31,780
198 FactSet Research Systems, Inc. 97,153
2,595 Fiserv, Inc.* 573,391
1,209 Goldman Sachs Group, Inc.
(The)
(b)
735,761
44 Houlihan Lokey, Inc. 8,320
733 Jefferies Financial Group, Inc. 58,010
321 Kinsale Capital Group, Inc. 163,209
2,801 KKR & Co., Inc. 456,199
1,478 Lazard, Inc. 85,827
1,076 LPL Financial Holdings, Inc. 349,861
41 Markel Group, Inc.* 73,100
976 Marsh & McLennan Cos., Inc. 227,633
11,780 Mastercard, Inc., Class A 6,278,033
2,261 Moody's Corp. 1,130,455
988 Morgan Stanley 130,031
384 Morningstar, Inc. 135,994
640 MSCI, Inc. 390,163
45,332 NU Holdings Ltd., Class A
(Brazil)* 568,010
107 Popular, Inc. (Puerto Rico) 10,632
7,025 Progressive Corp. (The) 1,888,882
34 RLI Corp. 5,981
1,392 Ryan Specialty Holdings, Inc. 104,957
872 Shift4 Payments, Inc., Class A* 99,478
2,364 SoFi Technologies, Inc.* 38,793
6,408 Toast, Inc., Class A* 279,004
265 TPG, Inc. 18,539
658 Tradeweb Markets, Inc., Class A 89,159
384 UWM Holdings Corp. 2,500
22,454 Visa, Inc., Class A 7,074,806
680 Western Union Co. (The) 7,487
52 WEX, Inc.* 9,810
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
397 XP, Inc., Class A (Brazil) $ 5,375
28,497,739
Health Care – 8.7%
1,215 10X Genomics, Inc., Class A* 19,318
10,917 AbbVie, Inc. 1,997,047
632 Align Technology, Inc.* 147,111
1,597 Alnylam Pharmaceuticals, Inc.* 404,153
5,955 Amgen, Inc. 1,684,491
1,345 Apellis Pharmaceuticals, Inc.* 45,636
961 Bruker Corp. 55,690
2,088 Cardinal Health, Inc. 255,237
2,364 Cencora, Inc. 594,664
20 Chemed Corp. 11,448
366 Cigna Group (The) 123,635
726 DaVita, Inc.* 120,639
5,713 Dexcom, Inc.* 445,557
129 Doximity, Inc., Class A* 6,837
1,653 Edwards Lifesciences Corp.* 117,942
534 Elevance Health, Inc. 217,317
11,412 Eli Lilly & Co. 9,076,534
1,044 Exact Sciences Corp.* 64,812
3,401 Exelixis, Inc.* 124,000
581 GE HealthCare Technologies,
Inc. 48,351
656 HCA Healthcare, Inc. 214,656
1,177 IDEXX Laboratories, Inc.* 496,400
155 Incyte Corp.* 11,561
398 Inspire Medical Systems, Inc.* 76,718
1,006 Insulet Corp.* 268,381
1,484 Intra-Cellular Therapies, Inc.* 127,105
5,033 Intuitive Surgical, Inc.* 2,727,886
1,947 Ionis Pharmaceuticals, Inc.* 69,566
290 IQVIA Holdings, Inc.* 58,244
325 Masimo Corp.* 56,076
799 McKesson Corp. 502,171
367 Medpace Holdings, Inc.* 125,011
36,128 Merck & Co., Inc. 3,672,050
526 Molina Healthcare, Inc.* 156,695
1,630 Natera, Inc.* 273,481
1,441 Neurocrine Biosciences, Inc.* 182,647
487 Penumbra, Inc.* 118,886
126 Regeneron Pharmaceuticals,
Inc.* 94,528
116 Repligen Corp.* 17,463
576 ResMed, Inc. 143,436
1,310 Sarepta Therapeutics, Inc.* 174,675
1,534 Stryker Corp. 601,558
1,144 Ultragenyx Pharmaceutical, Inc.* 54,489
889 UnitedHealth Group, Inc. 542,468
2,100 Veeva Systems, Inc., Class A* 478,485
1,842 Vertex Pharmaceuticals, Inc.* 862,295
1,530 Viking Therapeutics, Inc.* 80,998
517 Waters Corp.* 198,900
634 West Pharmaceutical Services,
Inc. 206,481
5,376 Zoetis, Inc. 942,144
29,095,873

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – 6.0%
1,483 3M Co. $ 198,025
985 AAON, Inc. 134,295
364 Advanced Drainage Systems,
Inc. 49,246
684 American Airlines Group, Inc.* 9,932
166 Armstrong World Industries, Inc. 26,532
5,439 Automatic Data Processing, Inc. 1,669,392
133 Avis Budget Group, Inc. 14,506
1,020 Axon Enterprise, Inc.* 659,899
1,455 AZEK Co., Inc. (The)* 77,290
1,607 Boeing Co. (The)* 249,792
1,847 Booz Allen Hamilton Holding
Corp. 273,688
1,547 Broadridge Financial Solutions,
Inc. 365,123
155 Builders FirstSource, Inc.* 28,903
266 BWX Technologies, Inc. 34,806
95 Carlisle Cos., Inc. 43,386
1,001 Caterpillar, Inc. 406,516
4,673 Cintas Corp. 1,055,117
506 Comfort Systems USA, Inc. 249,595
11,582 Copart, Inc.* 734,183
1,797 Core & Main, Inc., Class A* 87,244
132 Dayforce, Inc.* 10,559
264 EMCOR Group, Inc. 134,672
357 Equifax, Inc. 93,377
265 Expeditors International of
Washington, Inc. 32,235
6,872 Fastenal Co. 574,224
199 Ferguson Enterprises, Inc. 42,970
413 Generac Holdings, Inc.* 77,727
3,333 General Electric Co. 607,139
634 HEICO Corp. 173,316
1,176 HEICO Corp., Class A 248,289
1,459 Honeywell International, Inc. 339,845
358 Howmet Aerospace, Inc. 42,380
1,582 Illinois Tool Works, Inc. 439,037
162 KBR, Inc. 9,854
465 Lennox International, Inc. 310,215
225 Lincoln Electric Holdings, Inc. 49,158
136 Loar Holdings, Inc.* 12,523
974 Lockheed Martin Corp. 515,645
3,583 Lyft, Inc., Class A* 62,201
2,799 Old Dominion Freight Line, Inc. 630,167
1,670 Paychex, Inc. 244,271
465 Paycom Software, Inc. 107,843
270 Paycor HCM, Inc.* 4,876
631 Paylocity Holding Corp.* 130,958
639 Quanta Services, Inc. 220,148
150 Rockwell Automation, Inc. 44,271
4,033 Rollins, Inc. 202,981
225 Saia, Inc.* 128,043
53 Simpson Manufacturing Co., Inc. 9,985
198 SiteOne Landscape Supply, Inc.* 30,343
132 Spirit AeroSystems Holdings,
Inc., Class A* 4,272
677 Tetra Tech, Inc. 28,102
1,100 Trane Technologies PLC 457,842
156 TransDigm Group, Inc. 195,463
157 TransUnion 15,935
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,458 Trex Co., Inc.* $ 109,394
28,635 Uber Technologies, Inc.* 2,060,575
531 U-Haul Holding Co. 33,156
4,164 Union Pacific Corp. 1,018,764
233 United Rentals, Inc. 201,778
1,604 Veralto Corp. 173,537
2,031 Verisk Analytics, Inc. 597,541
5,101 Vertiv Holdings Co., Class A 650,888
536 W.W. Grainger, Inc. 646,062
5,715 Waste Management, Inc. 1,304,277
658 WillScot Holdings Corp.* 25,162
1,654 XPO, Inc.* 252,086
19,671,556
Information Technology – 44.6%
6,320 Adobe, Inc.* 3,260,678
15,141 Advanced Micro Devices, Inc.* 2,076,967
9,822 Amphenol Corp., Class A 713,568
321 Appfolio, Inc., Class A* 81,454
160,027 Apple, Inc. 37,979,208
10,894 Applied Materials, Inc. 1,903,291
3,738 AppLovin Corp., Class A* 1,258,771
3,670 Arista Networks, Inc.* 1,489,359
2,270 Atlassian Corp., Class A* 598,327
3,068 Autodesk, Inc.* 895,549
2,027 Bentley Systems, Inc., Class B 100,336
368 BILL Holdings, Inc.* 33,201
64,808 Broadcom, Inc. 10,504,081
3,885 Cadence Design Systems, Inc.* 1,191,957
976 CDW Corp. 171,708
4,334 Cloudflare, Inc., Class A* 432,663
3,493 Confluent, Inc., Class A* 107,724
3,223 Crowdstrike Holdings, Inc.,
Class A* 1,115,061
4,259 Datadog, Inc., Class A* 650,562
568 Dell Technologies, Inc., Class C 72,471
2,932 DocuSign, Inc.* 233,651
1,183 DoubleVerify Holdings, Inc.* 24,050
1,095 Dropbox, Inc., Class A* 30,288
4,193 Dynatrace, Inc.* 235,605
1,178 Elastic NV* 128,944
1,906 Enphase Energy, Inc.* 135,993
2,175 Entegris, Inc. 229,745
47 EPAM Systems, Inc.* 11,464
284 Fair Isaac Corp.* 674,508
942 Five9, Inc.* 38,886
7,336 Fortinet, Inc.* 697,287
1,075 Gartner, Inc.* 556,775
1,710 Gitlab, Inc., Class A* 109,012
459 Globant SA* 104,542
2,043 GoDaddy, Inc., Class A* 403,635
534 Guidewire Software, Inc.* 108,343
1,572 HashiCorp, Inc., Class A* 52,851
3,417 HP, Inc. 121,064
707 HubSpot, Inc.* 509,782
3,892 Intuit, Inc. 2,497,613
138 Jabil, Inc. 18,745
1,921 KLA Corp. 1,242,945
18,618 Lam Research Corp. 1,375,498
1,703 Lattice Semiconductor Corp.* 96,645

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
882 Manhattan Associates, Inc.* $ 251,758
989 Marvell Technology, Inc. 91,670
33,937 Microsoft Corp. 14,370,962
136 MicroStrategy, Inc., Class A* 52,696
983 MongoDB, Inc.* 317,008
678 Monolithic Power Systems, Inc. 384,860
1,117 Motorola Solutions, Inc. 558,165
737 nCino, Inc.* 30,947
1,333 NetApp, Inc. 163,479
982 Nutanix, Inc., Class A* 64,105
257,840 NVIDIA Corp. 35,646,380
996 Okta, Inc.* 77,250
174 Onto Innovation, Inc.* 28,567
22,388 Oracle Corp. 4,138,198
28,662 Palantir Technologies, Inc., Class
A* 1,922,647
4,388 Palo Alto Networks, Inc.* 1,701,754
531 Pegasystems, Inc. 50,429
1,514 Procore Technologies, Inc.* 122,937
1,042 PTC, Inc.* 208,463
3,811 Pure Storage, Inc., Class A* 201,945
14,922 QUALCOMM, Inc. 2,365,585
1,079 RingCentral, Inc., Class A* 40,603
11,332 Salesforce, Inc. 3,739,447
398 SentinelOne, Inc., Class A* 11,124
2,926 ServiceNow, Inc.* 3,070,661
1,779 Smartsheet, Inc., Class A* 99,535
4,504 Snowflake, Inc., Class A* 787,299
7,164 Super Micro Computer, Inc.* 233,833
2,170 Synopsys, Inc.* 1,211,923
1,342 Teradata Corp.* 41,468
2,001 Teradyne, Inc. 220,110
1,590 Texas Instruments, Inc. 319,638
398 Twilio, Inc., Class A* 41,607
518 Tyler Technologies, Inc.* 325,910
47 Ubiquiti, Inc. 16,285
5,435 UiPath, Inc., Class A* 77,231
1,890 Unity Software, Inc.* 45,568
336 Universal Display Corp. 55,279
69 VeriSign, Inc.* 12,915
3,017 Workday, Inc., Class A* 754,220
154 Zebra Technologies Corp., Class
A* 62,678
1,323 Zscaler, Inc.* 273,319
148,465,265
Materials – 0.8%
440 Avery Dennison Corp. 90,618
407 Celanese Corp. 29,797
2,208 Cleveland-Cliffs, Inc.* 27,490
372 Eagle Materials, Inc. 114,918
3,086 Ecolab, Inc. 767,704
646 Louisiana-Pacific Corp. 76,357
46 Martin Marietta Materials, Inc. 27,600
411 RPM International, Inc. 57,039
114 Sealed Air Corp. 4,172
3,045 Sherwin-Williams Co. (The) 1,210,083
1,254 Southern Copper Corp. (Mexico) 125,839
493 Vulcan Materials Co. 142,048
2,673,665
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – 0.7%
6,655 American Tower Corp. REIT $ 1,390,895
77 Equinix, Inc. REIT 75,574
2,403 Iron Mountain, Inc. REIT 297,179
214 Jones Lang LaSalle, Inc.* 60,048
320 Lamar Advertising Co., Class
A REIT 42,886
348 Public Storage REIT 121,122
1,198 Simon Property Group, Inc.
REIT 219,953
2,207,657
Utilities – 0.3%
724 Constellation Energy Corp. 185,749
1,259 NRG Energy, Inc. 127,927
4,976 Vistra Corp. 795,364
1,109,040
TOTAL COMMON STOCKS
(Cost $289,757,089)
332,166,038
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
236,561 4.511% 236,561
(Cost $236,561)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $289,993,650)
332,402,599
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
15,603 4.541% 15,603
(Cost $15,603)
TOTAL INVESTMENTS – 100.0%
(Cost $290,009,253)
$ 332,418,202
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
119,458
NET ASSETS – 100.0%
$ 332,537,660
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.5%
Communication Services – 4.4%
142,961 AT&T, Inc. $ 3,310,977
1,867 Charter Communications, Inc.,
Class A* 741,134
76,495 Comcast Corp., Class A 3,303,819
5,337 Electronic Arts, Inc. 873,507
4,573 Fox Corp., Class A 215,480
2,636 Fox Corp., Class B 117,908
5,137 Frontier Communications Parent,
Inc.* 178,819
1,479 IAC, Inc.* 70,001
7,520 Interpublic Group of Cos., Inc.
(The) 231,691
2,177 Iridium Communications, Inc. 64,700
244 Liberty Broadband Corp., Class
A* 20,659
1,663 Liberty Broadband Corp., Class
C* 141,588
3,310 Liberty Global Ltd., Class A
(Belgium)* 46,770
3,437 Liberty Global Ltd., Class C
(Belgium)* 50,249
295 Liberty Media Corp.-Liberty
Formula One, Class A* 23,865
2,519 Liberty Media Corp.-Liberty
Formula One, Class C* 222,579
444 Liberty Media Corp.-Liberty
Live, Class A* 31,830
888 Liberty Media Corp.-Liberty
Live, Class C* 64,842
339 Madison Square Garden Sports
Corp.* 77,953
5,112 Match Group, Inc.* 167,367
3,205 New York Times Co. (The),
Class A 173,903
7,618 News Corp., Class A 223,588
2,262 News Corp., Class B 72,588
378 Nexstar Media Group, Inc. 64,483
3,868 Omnicom Group, Inc. 405,444
6 Paramount Global, Class A 137
11,803 Paramount Global, Class B 128,062
2,146 Roku, Inc.* 148,138
4,866 Sirius XM Holdings, Inc. 131,139
3,350 Take-Two Interactive Software,
Inc.* 631,073
1,362 TKO Group Holdings, Inc.* 187,902
9,633 T-Mobile US, Inc. 2,378,773
2,038 TripAdvisor, Inc.* 29,205
431 Trump Media & Technology
Group Corp.*
(a)
13,620
83,930 Verizon Communications, Inc. 3,721,456
36,579 Walt Disney Co. (The) 4,296,935
48,435 Warner Bros Discovery, Inc.* 507,599
6,228 ZoomInfo Technologies, Inc.* 68,134
23,137,917
Consumer Discretionary – 6.1%
4,890 ADT, Inc. 37,262
1,186 Advance Auto Parts, Inc. 49,041
1,156 Amer Sports, Inc. (Finland)* 30,437
5,436 Aptiv PLC* 301,861
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
5,328 Aramark $ 216,796
517 AutoNation, Inc.* 92,486
31 AutoZone, Inc.* 98,256
4,488 Bath & Body Works, Inc. 162,645
4,294 Best Buy Co., Inc. 386,460
782 Birkenstock Holding PLC
(Germany)* 40,398
43 Booking Holdings, Inc. 223,685
4,591 BorgWarner, Inc. 157,563
1,374 Boyd Gaming Corp. 101,470
982 Bright Horizons Family
Solutions, Inc.* 113,549
1,332 Brunswick Corp. 107,239
4,287 Caesars Entertainment, Inc.* 165,007
2,229 Capri Holdings Ltd.* 52,181
2,918 CarMax, Inc.* 245,024
19,909 Carnival Corp.* 506,286
712 Carter's, Inc. 38,854
1,371 Carvana Co.* 357,036
659 Columbia Sportswear Co. 57,491
977 Crocs, Inc.* 103,171
5,923 D.R. Horton, Inc. 999,684
1,118 Darden Restaurants, Inc. 197,070
1,026 Dick's Sporting Goods, Inc. 212,628
63 Dillard's, Inc., Class A
(a)
27,917
453 Domino's Pizza, Inc. 215,714
881 DoorDash, Inc., Class A* 159,003
1,101 Dutch Bros, Inc., Class A* 59,157
10,095 eBay, Inc. 638,912
807 Etsy, Inc.* 44,272
216 Five Below, Inc.* 20,023
1,333 Floor & Decor Holdings, Inc.,
Class A* 149,576
78,350 Ford Motor Co. 872,035
7,458 GameStop Corp., Class A* 216,655
4,001 Gap, Inc. (The) 97,024
3,055 Garmin Ltd. 649,493
22,257 General Motors Co. 1,237,267
4,618 Gentex Corp. 141,126
2,772 Genuine Parts Co. 351,296
393 Grand Canyon Education, Inc.* 64,684
2,234 H&R Block, Inc. 132,431
2,413 Harley-Davidson, Inc. 81,149
348 Hasbro, Inc. 22,672
2,386 Hilton Worldwide Holdings, Inc. 604,708
3,997 Home Depot, Inc. (The) 1,715,233
745 Hyatt Hotels Corp., Class A 117,665
2,208 Kohl's Corp. 33,054
1,123 Lear Corp. 109,874
2,671 Leggett & Platt, Inc. 33,628
4,733 Lennar Corp., Class A 825,388
221 Lennar Corp., Class B 36,427
544 Lithia Motors, Inc. 210,474
5,308 LKQ Corp. 208,551
11,400 Lowe’s Cos., Inc. 3,105,702
17,509 Lucid Group, Inc.* 38,170
5,467 Macy’s, Inc. 88,784
4,569 Marriott International, Inc.,
Class A 1,320,852

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
691 Marriott Vacations Worldwide
Corp. $ 68,582
6,831 Mattel, Inc.* 129,926
13,428 McDonald's Corp. 3,974,822
4,655 MGM Resorts International* 178,473
1,054 Mohawk Industries, Inc.* 146,327
8,856 Newell Brands, Inc. 84,929
9,177 NIKE, Inc., Class B 722,872
2,149 Nordstrom, Inc. 48,804
59 NVR, Inc.* 544,899
1,216 Ollie's Bargain Outlet Holdings,
Inc.* 120,323
94 O'Reilly Automotive, Inc.* 116,863
3,009 Penn Entertainment, Inc.* 64,964
367 Penske Automotive Group, Inc. 61,120
793 Planet Fitness, Inc., Class A* 78,943
1,036 Polaris, Inc. 71,484
4,108 PulteGroup, Inc. 555,689
1,140 PVH Corp. 123,542
6,666 QuantumScape Corp.* 34,863
770 Ralph Lauren Corp. 178,178
234 RH* 90,123
15,518 Rivian Automotive, Inc., Class
A* 189,785
5,052 Ross Stores, Inc. 782,403
3,084 Royal Caribbean Cruises Ltd. 752,681
2,845 Service Corp. International 252,038
1,054 SharkNinja, Inc.* 105,980
2,462 Skechers USA, Inc., Class A* 157,125
5,071 Starbucks Corp. 519,575
4,570 Tapestry, Inc. 284,620
1,026 Thor Industries, Inc. 114,502
9,265 TJX Cos., Inc. (The) 1,164,518
2,070 Toll Brothers, Inc. 341,902
588 TopBuild Corp.* 229,696
1,370 Travel + Leisure Co. 76,542
132 Ulta Beauty, Inc.* 51,036
4,428 Under Armour, Inc., Class A* 42,996
3,857 Under Armour, Inc., Class C* 33,826
125 Vail Resorts, Inc. 22,405
6,981 VF Corp. 141,226
1,849 Wayfair, Inc., Class A* 85,498
1,751 Wendy's Co. (The) 32,148
1,050 Whirlpool Corp. 116,991
1,030 Williams-Sonoma, Inc. 177,181
1,441 Wyndham Hotels & Resorts, Inc. 141,477
1,881 Wynn Resorts Ltd. 177,529
1,192 YETI Holdings, Inc.* 48,121
3,469 Yum! Brands, Inc. 481,983
32,602,006
Consumer Staples – 7.8%
8,341 Albertsons Cos., Inc., Class A 165,569
34,297 Altria Group, Inc. 1,980,309
9,494 Archer-Daniels-Midland Co. 518,372
2,604 BellRing Brands, Inc.* 204,310
2,637 BJ's Wholesale Club Holdings,
Inc.* 253,943
149 Boston Beer Co., Inc. (The),
Class A* 47,120
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
976 Brown-Forman Corp., Class A $ 40,368
3,442 Brown-Forman Corp., Class B 144,839
2,808 Bunge Global SA 251,990
3,835 Campbell Soup Co. 177,177
618 Casey's General Stores, Inc. 260,110
4,867 Church & Dwight Co., Inc. 536,003
33,081 Coca-Cola Co. (The) 2,119,830
121 Coca-Cola Consolidated, Inc. 157,819
7,297 Colgate-Palmolive Co. 705,109
9,510 Conagra Brands, Inc. 262,000
3,177 Constellation Brands, Inc., Class
A 765,498
7,616 Coty, Inc., Class A* 56,282
3,160 Darling Ingredients, Inc.* 128,075
4,380 Dollar General Corp. 338,443
4,092 Dollar Tree, Inc.* 291,637
2,942 Estee Lauder Cos., Inc. (The),
Class A 212,177
3,740 Flowers Foods, Inc. 84,599
627 Freshpet, Inc.* 95,962
11,117 General Mills, Inc. 736,612
2,220 Grocery Outlet Holding Corp.* 46,620
2,497 Hershey Co. (The) 439,797
5,786 Hormel Foods Corp. 187,640
1,332 Ingredion, Inc. 196,257
2,059 J M Smucker Co. (The) 242,530
5,228 Kellanova 424,984
38,216 Kenvue, Inc. 920,241
22,352 Keurig Dr Pepper, Inc. 729,793
3,949 Kimberly-Clark Corp. 550,293
17,739 Kraft Heinz Co. (The) 567,116
13,243 Kroger Co. (The) 808,882
1,946 Lamb Weston Holdings, Inc. 150,309
3,437 Maplebear, Inc.* 150,094
5,029 McCormick & Co., Inc. 394,324
3,499 Molson Coors Beverage Co.,
Class B 217,148
26,667 Mondelez International, Inc.,
Class A 1,732,022
2,849 Monster Beverage Corp.* 157,065
5,764 PepsiCo, Inc. 942,126
2,617 Performance Food Group Co.* 230,924
30,964 Philip Morris International, Inc. 4,120,070
741 Pilgrim's Pride Corp.* 38,243
990 Post Holdings, Inc.* 119,275
36,513 Procter & Gamble Co. (The) 6,545,320
1,080 Reynolds Consumer Products,
Inc. 29,905
5 Seaboard Corp. 13,070
590 Spectrum Brands Holdings, Inc. 54,250
3,769 Sysco Corp. 290,628
9,221 Target Corp. 1,220,030
5,609 Tyson Foods, Inc., Class A 361,781
4,572 US Foods Holding Corp.* 318,988
14,283 Walgreens Boots Alliance, Inc. 128,833
86,445 Walmart, Inc. 7,996,163
40,858,874
Energy – 6.8%
4,503 Antero Midstream Corp. 71,913

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
5,789 Antero Resources Corp.* $ 189,242
7,215 APA Corp. 163,420
19,905 Baker Hughes Co. 874,825
2,266 Cheniere Energy, Inc. 507,607
34,300 Chevron Corp. 5,554,199
1,233 Chord Energy Corp. 157,232
1,440 Civitas Resources, Inc. 74,707
26,168 ConocoPhillips 2,835,041
14,804 Coterra Energy, Inc. 395,563
12,570 Devon Energy Corp. 477,032
3,763 Diamondback Energy, Inc. 668,271
1,934 DT Midstream, Inc. 205,236
11,485 EOG Resources, Inc. 1,530,491
11,026 EQT Corp. 501,021
4,522 Expand Energy Corp. 447,497
89,368 Exxon Mobil Corp. 10,541,849
17,590 Halliburton Co. 560,417
1,965 Hess Corp. 289,209
3,231 HF Sinclair Corp. 132,245
38,690 Kinder Morgan, Inc. 1,093,766
7,031 Marathon Petroleum Corp. 1,097,891
2,170 Matador Resources Co. 130,222
7,857 NOV, Inc. 125,869
13,325 Occidental Petroleum Corp. 673,979
11,649 ONEOK, Inc. 1,323,326
5,352 Ovintiv, Inc. 243,088
9,860 Permian Resources Corp. 154,408
8,333 Phillips 66 1,116,455
4,695 Range Resources Corp. 167,799
28,525 Schlumberger NV 1,253,389
8,555 TechnipFMC PLC (United
Kingdom) 268,370
6,384 Valero Energy Corp. 887,887
1,292 Viper Energy, Inc. 69,910
24,289 Williams Cos., Inc. (The) 1,421,392
36,204,768
Financials – 22.8%
632 Affiliated Managers Group, Inc. 118,525
4,545 Affirm Holdings, Inc.* 318,195
11,109 Aflac, Inc. 1,266,426
13,796 AGNC Investment Corp. REIT 133,269
4,422 Allstate Corp. (The) 917,079
4,697 Ally Financial, Inc. 187,786
6,984 American Express Co. 2,127,885
1,439 American Financial Group, Inc. 211,332
12,919 American International Group,
Inc. 993,213
181 Ameriprise Financial, Inc. 103,889
9,963 Annaly Capital Management,
Inc. REIT 198,563
3,913 Aon PLC, Class A 1,532,096
2,629 Apollo Global Management, Inc. 460,154
7,092 Arch Capital Group Ltd. 714,306
4,007 Arthur J Gallagher & Co. 1,251,146
1,032 Assurant, Inc. 234,367
1,052 Assured Guaranty Ltd. 98,131
1,556 Axis Capital Holdings Ltd. 144,770
135,157 Bank of America Corp. 6,421,309
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
14,710 Bank of New York Mellon Corp.
(The) $ 1,204,308
2,122 Bank OZK 106,036
36,469 Berkshire Hathaway, Inc., Class
B* 17,615,256
2,942 Blackrock, Inc. 3,009,078
6,403 Block, Inc.* 566,986
444 BOK Financial Corp. 52,778
1,332 Brighthouse Financial, Inc.* 69,624
2,676 Brown & Brown, Inc. 302,656
7,561 Capital One Financial Corp. 1,451,788
4,364 Carlyle Group, Inc. (The) 232,296
2,106 Cboe Global Markets, Inc. 454,580
26,794 Charles Schwab Corp. (The) 2,217,471
8,073 Chubb Ltd. 2,330,917
3,060 Cincinnati Financial Corp. 489,080
38,167 Citigroup, Inc. 2,704,895
9,120 Citizens Financial Group, Inc. 439,037
7,171 CME Group, Inc. 1,706,698
444 CNA Financial Corp. 22,395
625 Coinbase Global, Inc., Class A* 185,125
4,161 Columbia Banking System, Inc. 129,033
2,650 Comerica, Inc. 191,463
2,374 Commerce Bancshares, Inc. 175,083
5,105 Corebridge Financial, Inc. 165,249
27 Credit Acceptance Corp.* 13,438
1,172 Cullen/Frost Bankers, Inc. 164,807
4,992 Discover Financial Services 910,691
2,749 East West Bancorp, Inc. 301,510
863 Euronet Worldwide, Inc.* 90,727
713 Evercore, Inc., Class A 219,533
716 Everest Group Ltd. 277,493
493 FactSet Research Systems, Inc. 241,900
5,173 Fidelity National Financial, Inc. 327,916
11,221 Fidelity National Information
Services, Inc. 957,151
13,595 Fifth Third Bancorp 653,376
1,992 First American Financial Corp. 139,739
234 First Citizens BancShares, Inc.,
Class A 537,030
2,543 First Hawaiian, Inc. 70,212
10,864 First Horizon Corp. 229,556
7,783 Fiserv, Inc.* 1,719,732
7,100 FNB Corp. 121,765
5,765 Franklin Resources, Inc. 131,211
5,084 Global Payments, Inc. 604,793
1,771 Globe Life, Inc. 197,006
4,593 Goldman Sachs Group, Inc.
(The)
(b)
2,795,162
709 Hanover Insurance Group, Inc.
(The) 116,992
5,827 Hartford Financial Services
Group, Inc. (The) 718,527
894 Houlihan Lokey, Inc. 169,046
28,811 Huntington Bancshares, Inc. 518,886
2,073 Interactive Brokers Group, Inc.,
Class A 396,130
11,338 Intercontinental Exchange, Inc. 1,824,964
7,287 Invesco Ltd. 131,822
1,441 Jack Henry & Associates, Inc. 253,875

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
2,575 Janus Henderson Group PLC $ 116,596
2,584 Jefferies Financial Group, Inc. 204,498
57,099 JPMorgan Chase & Co. 14,258,762
1,208 Kemper Corp. 86,360
18,466 KeyCorp 359,718
9,575 KKR & Co., Inc. 1,559,480
144 Lazard, Inc. 8,362
3,540 Lincoln National Corp. 125,812
3,612 Loews Corp. 313,269
3,317 M&T Bank Corp. 729,707
183 Markel Group, Inc.* 326,274
735 MarketAxess Holdings, Inc. 190,137
8,490 Marsh & McLennan Cos., Inc. 1,980,123
11,739 MetLife, Inc. 1,035,732
5,322 MGIC Investment Corp. 139,756
21,809 Morgan Stanley 2,870,282
640 MSCI, Inc. 390,163
8,219 Nasdaq, Inc. 682,095
3,964 Northern Trust Corp. 440,638
5,029 Old Republic International Corp. 195,980
2,264 OneMain Holdings, Inc. 129,840
20,388 PayPal Holdings, Inc.* 1,769,067
1,508 Pinnacle Financial Partners, Inc. 191,682
7,930 PNC Financial Services Group,
Inc. (The) 1,702,730
1,278 Popular, Inc. (Puerto Rico) 126,982
686 Primerica, Inc. 207,686
4,575 Principal Financial Group, Inc. 398,437
1,825 Progressive Corp. (The) 490,706
1,794 Prosperity Bancshares, Inc. 150,212
7,169 Prudential Financial, Inc. 927,740
3,775 Raymond James Financial, Inc. 639,032
18,346 Regions Financial Corp. 500,112
1,313 Reinsurance Group of America,
Inc. 299,889
1,029 RenaissanceRe Holdings Ltd.
(Bermuda) 294,448
9,656 Rithm Capital Corp. REIT 108,630
775 RLI Corp. 136,322
13,255 Robinhood Markets, Inc., Class
A* 497,593
2,751 Rocket Cos., Inc., Class A* 39,972
6,235 S&P Global, Inc. 3,257,850
2,015 SEI Investments Co. 166,499
4,348 SLM Corp. 119,048
17,311 SoFi Technologies, Inc.* 284,074
6,062 Starwood Property Trust, Inc.
REIT 123,483
6,010 State Street Corp. 592,045
1,978 Stifel Financial Corp. 229,052
7,858 Synchrony Financial 530,572
2,913 Synovus Financial Corp. 166,245
4,373 T. Rowe Price Group, Inc. 541,552
1,332 TFS Financial Corp. 18,834
1,258 TPG, Inc. 88,010
1,406 Tradeweb Markets, Inc., Class A 190,513
4,561 Travelers Cos., Inc. (The) 1,213,408
26,639 Truist Financial Corp. 1,270,148
3,676 Unum Group 282,684
31,034 US Bancorp 1,653,802
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
575 UWM Holdings Corp. $ 3,743
1,615 Virtu Financial, Inc., Class A 60,256
2,021 Voya Financial, Inc. 167,743
5,826 W R Berkley Corp. 376,068
3,409 Webster Financial Corp. 210,608
69,816 Wells Fargo & Co. 5,317,885
2,145 Western Alliance Bancorp 200,793
5,553 Western Union Co. (The) 61,139
753 WEX, Inc.* 142,061
43 White Mountains Insurance
Group Ltd. 86,430
2,046 Willis Towers Watson PLC 658,812
1,223 Wintrust Financial Corp. 168,786
7,092 XP, Inc., Class A (Brazil) 96,026
2,886 Zions Bancorp NA 174,661
121,166,917
Health Care – 14.2%
680 10X Genomics, Inc., Class A* 10,812
34,446 Abbott Laboratories 4,091,151
20,039 AbbVie, Inc. 3,665,734
1,820 Acadia Healthcare Co., Inc.* 73,947
5,848 Agilent Technologies, Inc. 806,849
594 Align Technology, Inc.* 138,265
278 Alnylam Pharmaceuticals, Inc.* 70,353
634 Amedisys, Inc.* 57,954
2,363 Amgen, Inc. 668,422
13,532 Avantor, Inc.* 284,984
1,089 Azenta, Inc.* 50,323
10,158 Baxter International, Inc. 342,426
5,771 Becton Dickinson & Co. 1,280,585
2,908 Biogen, Inc.* 467,112
3,770 BioMarin Pharmaceutical, Inc.* 248,933
384 Bio-Rad Laboratories, Inc., Class
A* 130,764
3,094 Bio-Techne Corp. 233,164
29,253 Boston Scientific Corp.* 2,652,077
40,480 Bristol-Myers Squibb Co. 2,397,226
764 Bruker Corp. 44,274
1,971 Cardinal Health, Inc. 240,935
3,608 Catalent, Inc.* 220,485
10,454 Centene Corp.* 627,240
1,776 Certara, Inc.* 19,909
1,026 Charles River Laboratories
International, Inc.* 204,236
262 Chemed Corp. 149,966
5,062 Cigna Group (The) 1,709,944
3,877 Cooper Cos., Inc. (The)* 404,991
25,184 CVS Health Corp. 1,507,262
12,859 Danaher Corp. 3,082,174
4,157 DENTSPLY SIRONA, Inc. 81,685
2,265 Doximity, Inc., Class A* 120,045
9,677 Edwards Lifesciences Corp.* 690,454
9,821 Elanco Animal Health, Inc.* 129,735
3,911 Elevance Health, Inc. 1,591,621
1,972 Encompass Health Corp. 202,998
1,081 Enovis Corp.* 52,764
3,433 Envista Holdings Corp.* 76,522
2,206 Exact Sciences Corp.* 136,948
952 Exelixis, Inc.* 34,710

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
1,603 Fortrea Holdings, Inc.* $ 33,743
7,965 GE HealthCare Technologies,
Inc. 662,847
24,929 Gilead Sciences, Inc. 2,307,927
2,229 Globus Medical, Inc., Class A* 190,825
444 GRAIL, Inc.* 7,770
2,834 HCA Healthcare, Inc. 927,341
2,551 Henry Schein, Inc.* 196,555
4,614 Hologic, Inc.* 366,813
2,410 Humana, Inc. 714,276
3,176 Illumina, Inc.* 457,820
2,981 Incyte Corp.* 222,353
177 Ionis Pharmaceuticals, Inc.* 6,324
3,188 IQVIA Holdings, Inc.* 640,278
1,214 Jazz Pharmaceuticals PLC* 147,610
48,043 Johnson & Johnson 7,447,145
1,678 Labcorp Holdings, Inc. 404,666
410 Masimo Corp.* 70,741
1,465 McKesson Corp. 920,753
25,567 Medtronic PLC 2,212,568
421 Mettler-Toledo International,
Inc.* 526,755
6,446 Moderna, Inc.* 277,565
428 Molina Healthcare, Inc.* 127,501
5,145 Organon & Co. 81,651
2,699 Perrigo Co. PLC 77,029
112,904 Pfizer, Inc. 2,959,214
2,073 Premier, Inc., Class A 47,472
4,404 QIAGEN NV* 191,266
2,220 Quest Diagnostics, Inc. 361,105
1,071 QuidelOrtho Corp.* 43,911
1,907 Regeneron Pharmaceuticals,
Inc.* 1,430,670
886 Repligen Corp.* 133,378
2,111 ResMed, Inc. 525,681
2,455 Revvity, Inc. 285,124
8,462 Roivant Sciences Ltd.* 107,552
7,809 Royalty Pharma PLC, Class A 208,188
2,763 Solventum Corp.* 197,582
2,507 Sotera Health Co.* 33,017
1,964 STERIS PLC 430,234
5,070 Stryker Corp. 1,988,200
943 Teleflex, Inc. 181,858
1,888 Tenet Healthcare Corp.* 269,380
7,618 Thermo Fisher Scientific, Inc. 4,034,721
873 United Therapeutics Corp.* 323,438
17,096 UnitedHealth Group, Inc. 10,431,979
1,153 Universal Health Services, Inc.,
Class B 236,365
2,584 Vertex Pharmaceuticals, Inc.* 1,209,648
23,695 Viatris, Inc. 310,168
460 Waters Corp.* 176,971
574 West Pharmaceutical Services,
Inc. 186,940
4,079 Zimmer Biomet Holdings, Inc. 457,256
1,596 Zoetis, Inc. 279,699
75,069,852
Industrials – 14.7%
8,978 3M Co. 1,198,832
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
2,396 A O Smith Corp. $ 178,478
589 Acuity Brands, Inc. 188,886
823 Advanced Drainage Systems,
Inc. 111,344
2,703 AECOM 316,170
1,242 AGCO Corp. 125,703
2,076 Air Lease Corp. 105,668
2,505 Alaska Air Group, Inc.* 131,763
1,748 Allegion PLC 246,188
1,776 Allison Transmission Holdings,
Inc. 210,456
2,488 Amentum Holdings, Inc.* 60,583
12,144 American Airlines Group, Inc.* 176,331
4,610 AMETEK, Inc. 896,092
4,538 API Group Corp.* 171,446
579 Armstrong World Industries, Inc. 92,542
615 Automatic Data Processing, Inc. 188,762
202 Avis Budget Group, Inc. 22,032
854 AZEK Co., Inc. (The)* 45,364
11,478 Boeing Co. (The)* 1,784,140
178 Broadridge Financial Solutions,
Inc. 42,012
2,180 Builders FirstSource, Inc.* 406,505
1,442 BWX Technologies, Inc. 188,686
2,283 C.H. Robinson Worldwide, Inc. 241,039
444 CACI International, Inc., Class
A* 204,187
792 Carlisle Cos., Inc. 361,706
16,741 Carrier Global Corp. 1,295,251
8,359 Caterpillar, Inc. 3,394,673
352 Cintas Corp. 79,478
8,142 Clarivate PLC* 46,654
1,003 Clean Harbors, Inc.* 260,870
17,423 CNH Industrial NV 218,833
888 Concentrix Corp. 39,916
1,182 Copart, Inc.* 74,927
1,133 Core & Main, Inc., Class A* 55,007
980 Crane Co. 178,438
39,001 CSX Corp. 1,425,487
2,722 Cummins, Inc. 1,020,859
759 Curtiss-Wright Corp. 283,585
2,649 Dayforce, Inc.* 211,894
5,025 Deere & Co. 2,341,147
12,858 Delta Air Lines, Inc. 820,598
2,394 Donaldson Co., Inc. 186,852
2,732 Dover Corp. 562,519
6,204 Dun & Bradstreet Holdings, Inc. 78,791
7,955 Eaton Corp. PLC 2,986,466
566 EMCOR Group, Inc. 288,728
11,403 Emerson Electric Co. 1,512,038
1,956 Equifax, Inc. 511,611
1,126 Esab Corp. 145,344
1,028 Everus Construction Group,
Inc.* 65,442
2,355 Expeditors International of
Washington, Inc. 286,462
1,798 Fastenal Co. 150,241
4,519 FedEx Corp. 1,367,766
3,769 Ferguson Enterprises, Inc. 813,840
2,636 Flowserve Corp. 160,849

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
7,023 Fortive Corp. $ 557,135
2,489 Fortune Brands Innovations, Inc. 194,889
698 FTI Consulting, Inc.* 141,359
4,088 Gates Industrial Corp. PLC* 90,590
5,441 GE Vernova, Inc.* 1,817,947
592 Generac Holdings, Inc.* 111,414
5,454 General Dynamics Corp. 1,548,991
17,023 General Electric Co. 3,100,910
3,471 Genpact Ltd. 160,221
3,339 Graco, Inc. 304,116
2,338 GXO Logistics, Inc.* 142,221
3,096 Hayward Holdings, Inc.* 50,031
1,651 Hexcel Corp. 104,657
10,990 Honeywell International, Inc. 2,559,901
7,618 Howmet Aerospace, Inc. 901,819
1,064 Hubbell, Inc. 489,536
787 Huntington Ingalls Industries,
Inc. 155,763
1,508 IDEX Corp. 347,790
3,685 Illinois Tool Works, Inc. 1,022,661
8,049 Ingersoll Rand, Inc. 838,464
1,644 ITT, Inc. 256,661
1,605 J.B. Hunt Transport Services, Inc. 303,522
2,488 Jacobs Solutions, Inc. 351,380
13,293 Johnson Controls International
PLC 1,114,751
2,220 KBR, Inc. 135,043
1,155 Kirby Corp.* 146,119
3,117 Knight-Swift Transportation
Holdings, Inc. 185,025
3,782 L3Harris Technologies, Inc. 931,317
706 Landstar System, Inc. 131,259
2,685 Leidos Holdings, Inc. 444,099
796 Lincoln Electric Holdings, Inc. 173,910
2,899 Lockheed Martin Corp. 1,534,760
2,232 Lyft, Inc., Class A* 38,747
957 ManpowerGroup, Inc. 61,602
4,387 Masco Corp. 353,417
1,251 MasTec, Inc.* 180,219
1,057 Middleby Corp. (The)* 151,563
736 MSA Safety, Inc. 127,924
888 MSC Industrial Direct Co., Inc.,
Class A 76,261
1,129 Nordson Corp. 294,658
4,510 Norfolk Southern Corp. 1,244,083
2,743 Northrop Grumman Corp. 1,343,110
3,296 nVent Electric PLC 258,110
1,332 Oshkosh Corp. 151,329
8,058 Otis Worldwide Corp. 829,813
1,724 Owens Corning 354,489
10,265 PACCAR, Inc. 1,201,005
2,556 Parker-Hannifin Corp. 1,796,612
915 Parsons Corp.* 87,758
4,114 Paychex, Inc. 601,755
375 Paycom Software, Inc. 86,970
888 Paycor HCM, Inc.* 16,037
3,294 Pentair PLC 359,013
2,010 Quanta Services, Inc. 692,485
3,652 RB Global, Inc. (Canada) 357,020
572 RBC Bearings, Inc.* 191,683
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,331 Regal Rexnord Corp. $ 229,877
4,096 Republic Services, Inc. 894,157
2,038 Robert Half, Inc. 152,055
2,077 Rockwell Automation, Inc. 613,006
26,487 RTX Corp. 3,226,911
888 Ryder System, Inc. 149,930
214 Saia, Inc.* 121,783
940 Schneider National, Inc., Class B 31,593
1,026 Science Applications
International Corp. 127,480
2,984 Sensata Technologies Holding
PLC 95,906
764 Simpson Manufacturing Co., Inc. 143,938
566 SiteOne Landscape Supply, Inc.* 86,739
1,026 Snap-on, Inc. 379,302
11,922 Southwest Airlines Co. 385,796
2,018 Spirit AeroSystems Holdings,
Inc., Class A* 65,302
4,293 SS&C Technologies Holdings,
Inc. 332,021
3,059 Stanley Black & Decker, Inc. 273,628
4,175 Tetra Tech, Inc. 173,304
3,721 Textron, Inc. 318,629
1,332 Timken Co. (The) 103,163
2,084 Toro Co. (The) 181,475
2,981 Trane Technologies PLC 1,240,752
868 TransDigm Group, Inc. 1,087,578
3,650 TransUnion 370,475
1,132 U-Haul Holding Co. 70,682
6,351 Union Pacific Corp. 1,553,836
6,531 United Airlines Holdings, Inc.* 632,397
14,558 United Parcel Service, Inc.,
Class B 1,975,812
1,029 United Rentals, Inc. 891,114
398 Valmont Industries, Inc. 138,448
2,708 Veralto Corp. 292,979
2,670 Vestis Corp. 42,934
117 W.W. Grainger, Inc. 141,025
686 Watsco, Inc. 378,398
888 WESCO International, Inc. 187,874
3,503 Westinghouse Air Brake
Technologies Corp. 702,772
2,605 WillScot Holdings Corp.* 99,615
1,186 Woodward, Inc. 213,859
4,819 Xylem, Inc. 610,808
78,480,758
Information Technology – 9.1%
12,501 Accenture PLC, Class A (Ireland) 4,529,987
10,922 Advanced Micro Devices, Inc.* 1,498,225
3,008 Akamai Technologies, Inc.* 282,812
2,444 Allegro MicroSystems, Inc.
(Japan)* 53,108
2,294 Amdocs Ltd. 198,936
2,261 Amkor Technology, Inc. 59,781
9,831 Amphenol Corp., Class A 714,222
9,893 Analog Devices, Inc. 2,157,169
1,744 ANSYS, Inc.* 612,318
1,349 Applied Materials, Inc. 235,684
1,070 Arrow Electronics, Inc.* 128,571

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
540 Aspen Technology, Inc.* $ 135,000
418 Astera Labs, Inc.* 43,159
1,796 Avnet, Inc. 98,259
1,531 BILL Holdings, Inc.* 138,127
7,928 CCC Intelligent Solutions
Holdings, Inc.* 99,893
1,335 CDW Corp. 234,867
2,872 Ciena Corp.* 200,236
1,068 Cirrus Logic, Inc.* 111,553
80,738 Cisco Systems, Inc. 4,780,497
3,243 Cognex Corp. 129,655
9,935 Cognizant Technology Solutions
Corp., Class A 799,668
2,676 Coherent Corp.* 268,028
15,298 Corning, Inc. 744,554
982 Crane NXT Co. 61,552
4,558 Dell Technologies, Inc., Class C 581,555
1,164 Dolby Laboratories, Inc., Class A 91,164
1,261 DoubleVerify Holdings, Inc.* 25,636
3,453 Dropbox, Inc., Class A* 95,510
3,617 DXC Technology Co.* 81,383
1,033 EPAM Systems, Inc.* 251,969
1,163 F5, Inc.* 291,157
76 Fair Isaac Corp.* 180,502
2,130 First Solar, Inc.* 424,445
2,313 Fortinet, Inc.* 219,851
10,825 Gen Digital, Inc. 333,951
1,776 GLOBALFOUNDRIES, Inc.* 76,812
202 Globant SA* 46,008
892 Guidewire Software, Inc.* 180,978
497 HashiCorp, Inc., Class A* 16,709
25,893 Hewlett Packard Enterprise Co. 549,449
14,794 HP, Inc. 524,151
888 Informatica, Inc., Class A* 23,550
85,093 Intel Corp. 2,046,487
18,266 International Business Machines
Corp. 4,153,871
572 IPG Photonics Corp.* 44,639
2,018 Jabil, Inc. 274,105
6,409 Juniper Networks, Inc. 230,211
3,470 Keysight Technologies, Inc.* 592,815
4,536 Kyndryl Holdings, Inc.* 157,445
363 Lattice Semiconductor Corp.* 20,600
444 Littelfuse, Inc. 109,521
1,334 Lumentum Holdings, Inc.* 116,018
1,109 MACOM Technology Solutions
Holdings, Inc.* 147,297
15,739 Marvell Technology, Inc. 1,458,848
10,579 Microchip Technology, Inc. 721,170
22,033 Micron Technology, Inc. 2,158,132
2,926 MicroStrategy, Inc., Class A* 1,133,737
1,256 MKS Instruments, Inc. 142,732
1,726 Motorola Solutions, Inc. 862,482
622 nCino, Inc.* 26,118
2,264 NetApp, Inc. 277,657
3,465 Nutanix, Inc., Class A* 226,195
1,707 Okta, Inc.* 132,395
8,565 ON Semiconductor Corp.* 609,143
723 Onto Innovation, Inc.* 118,702
931 PTC, Inc.* 186,256
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
817 Pure Storage, Inc., Class A* $ 43,293
1,918 Qorvo, Inc.* 132,438
1,387 QUALCOMM, Inc. 219,881
2,134 Roper Technologies, Inc. 1,208,783
2,845 Salesforce, Inc. 938,822
4,591 SentinelOne, Inc., Class A* 128,318
3,202 Skyworks Solutions, Inc. 280,463
1,500 TD SYNNEX Corp. 178,485
924 Teledyne Technologies, Inc.* 448,380
268 Teradyne, Inc. 29,480
15,931 Texas Instruments, Inc. 3,202,609
4,857 Trimble, Inc.* 354,415
2,784 Twilio, Inc., Class A* 291,039
131 Tyler Technologies, Inc.* 82,421
1,090 UiPath, Inc., Class A* 15,489
3,300 Unity Software, Inc.* 79,563
444 Universal Display Corp. 73,047
1,571 VeriSign, Inc.* 294,060
3,089 Vontier Corp. 121,274
6,509 Western Digital Corp.* 475,092
2,484 Wolfspeed, Inc.* 23,797
802 Zebra Technologies Corp., Class
A* 326,414
5,246 Zoom Communications, Inc.,
Class A* 433,792
47,638,572
Materials – 4.3%
4,428 Air Products and Chemicals, Inc. 1,480,413
2,337 Albemarle Corp. 251,695
5,001 Alcoa Corp. 232,196
28,697 Amcor PLC 305,336
1,332 AptarGroup, Inc. 230,383
894 Ashland, Inc. 69,786
2,462 ATI, Inc.* 148,139
1,001 Avery Dennison Corp. 206,156
4,428 Axalta Coating Systems Ltd.* 179,157
6,109 Ball Corp. 379,735
2,306 Berry Global Group, Inc. 166,747
1,656 Celanese Corp. 121,236
3,626 CF Industries Holdings, Inc. 325,107
2,751 Chemours Co. (The) 59,807
6,288 Cleveland-Cliffs, Inc.* 78,286
13,959 Corteva, Inc. 868,808
13,717 CRH PLC 1,402,838
2,329 Crown Holdings, Inc. 214,478
14,048 Dow, Inc. 621,062
8,349 DuPont de Nemours, Inc. 697,893
170 Eagle Materials, Inc. 52,516
2,329 Eastman Chemical Co. 243,893
653 Ecolab, Inc. 162,447
4,463 Element Solutions, Inc. 127,999
2,511 FMC Corp. 148,375
28,553 Freeport-McMoRan, Inc. 1,262,043
6,064 Graphic Packaging Holding Co. 182,466
3,259 Huntsman Corp. 63,811
5,108 International Flavors &
Fragrances, Inc. 466,667
6,910 International Paper Co. 406,515
9,572 Linde PLC 4,412,596

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
426 Louisiana-Pacific Corp. $ 50,353
5,190 LyondellBasell Industries NV,
Class A 432,535
1,153 Martin Marietta Materials, Inc. 691,800
6,378 Mosaic Co. (The) 168,762
2,226 MP Materials Corp.* 46,902
138 NewMarket Corp. 73,631
23,041 Newmont Corp. 966,339
4,796 Nucor Corp. 741,893
2,380 Olin Corp. 101,364
1,773 Packaging Corp. of America 441,211
4,668 PPG Industries, Inc. 580,559
1,137 Reliance, Inc. 365,250
1,332 Royal Gold, Inc. 194,818
1,960 RPM International, Inc. 272,009
848 Scotts Miracle-Gro Co. (The) 65,372
2,742 Sealed Air Corp. 100,357
417 Sherwin-Williams Co. (The) 165,716
1,650 Silgan Holdings, Inc. 94,924
10,290 Smurfit WestRock PLC 566,156
1,951 Sonoco Products Co. 101,218
2,979 Steel Dynamics, Inc. 432,759
4,443 United States Steel Corp. 181,141
1,957 Vulcan Materials Co. 563,870
664 Westlake Corp. 85,258
23,052,783
Real Estate – 4.7%
1,982 Agree Realty Corp. REIT 152,218
3,471 Alexandria Real Estate Equities,
Inc. REIT 382,608
6,741 American Homes 4 Rent, Class
A REIT 258,113
5,718 Americold Realty Trust, Inc.
REIT 136,431
2,822 AvalonBay Communities, Inc.
REIT 664,158
5,973 Brixmor Property Group, Inc.
REIT 179,608
3,181 BXP, Inc. REIT 260,810
2,085 Camden Property Trust REIT 262,293
6,103 CBRE Group, Inc., Class A* 854,359
8,096 CoStar Group, Inc.* 658,529
3,026 Cousins Properties, Inc. REIT 96,045
8,677 Crown Castle, Inc. REIT 921,931
4,462 CubeSmart REIT 221,137
6,441 Digital Realty Trust, Inc. REIT 1,260,439
964 EastGroup Properties, Inc. REIT 166,010
1,497 EPR Properties REIT 67,919
1,795 Equinix, Inc. REIT 1,761,757
3,704 Equity LifeStyle Properties, Inc.
REIT 264,206
7,541 Equity Residential REIT 578,093
1,287 Essex Property Trust, Inc. REIT 399,562
4,175 Extra Space Storage, Inc. REIT 713,758
1,644 Federal Realty Investment Trust
REIT 191,773
2,648 First Industrial Realty Trust, Inc.
REIT 141,536
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
5,193 Gaming and Leisure Properties,
Inc. REIT $ 268,011
7,581 Healthcare Realty Trust, Inc.
REIT 138,884
14,150 Healthpeak Properties, Inc. REIT 311,158
2,226 Highwoods Properties, Inc. REIT 72,256
14,065 Host Hotels & Resorts, Inc.
REIT 259,077
593 Howard Hughes Holdings, Inc.* 51,437
12,208 Invitation Homes, Inc. REIT 418,124
2,493 Iron Mountain, Inc. REIT 308,309
645 Jones Lang LaSalle, Inc.* 180,987
2,370 Kilroy Realty Corp. REIT 98,426
13,144 Kimco Realty Corp. REIT 336,092
1,301 Lamar Advertising Co., Class
A REIT 174,360
1,226 Lineage, Inc. REIT 77,753
11,840 Medical Properties Trust, Inc.
REIT 51,978
2,313 Mid-America Apartment
Communities, Inc. REIT 379,702
1,441 National Storage Affiliates Trust
REIT 64,989
3,614 NNN REIT, Inc. REIT 158,944
4,922 Omega Healthcare Investors, Inc.
REIT 199,882
4,217 Park Hotels & Resorts, Inc. REIT 65,574
18,445 Prologis, Inc. REIT 2,154,007
2,642 Public Storage REIT 919,548
2,949 Rayonier, Inc. REIT 93,985
17,198 Realty Income Corp. REIT 995,592
3,667 Regency Centers Corp. REIT 277,189
4,338 Rexford Industrial Realty, Inc.
REIT 182,543
2,144 SBA Communications Corp.
REIT 485,080
70 Seaport Entertainment Group,
Inc.* 2,370
4,800 Simon Property Group, Inc.
REIT 881,280
3,621 STAG Industrial, Inc. REIT 133,217
2,481 Sun Communities, Inc. REIT 313,425
6,549 UDR, Inc. REIT 300,337
8,042 Ventas, Inc. REIT 515,251
20,817 VICI Properties, Inc. REIT 678,842
3,472 Vornado Realty Trust REIT 149,470
4,388 W.P. Carey, Inc. REIT 250,379
12,008 Welltower, Inc. REIT 1,659,265
14,551 Weyerhaeuser Co. REIT 469,415
942 Zillow Group, Inc., Class A* 76,801
3,161 Zillow Group, Inc., Class C* 267,769
25,015,001
Utilities – 4.6%
14,155 AES Corp. (The) 184,581
5,108 Alliant Energy Corp. 322,826
5,308 Ameren Corp. 501,022
10,521 American Electric Power Co.,
Inc. 1,050,627
3,875 American Water Works Co., Inc. 530,643

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
3,005 Atmos Energy Corp. $ 454,717
1,439 Avangrid, Inc. 51,948
2,690 Brookfield Renewable Corp.,
Class A
(a)
85,865
12,638 CenterPoint Energy, Inc. 412,252
888 Clearway Energy, Inc., Class A 24,696
1,776 Clearway Energy, Inc., Class C 52,374
5,934 CMS Energy Corp. 413,659
6,909 Consolidated Edison, Inc. 694,976
5,284 Constellation Energy Corp. 1,355,663
16,722 Dominion Energy, Inc. 982,418
4,126 DTE Energy Co. 518,968
15,388 Duke Energy Corp. 1,801,165
7,616 Edison International 668,304
4,258 Entergy Corp. 664,972
5,027 Essential Utilities, Inc. 201,231
4,441 Evergy, Inc. 287,022
7,009 Eversource Energy 452,010
19,981 Exelon Corp. 790,448
11,488 FirstEnergy Corp. 488,814
1,001 IDACORP, Inc. 118,588
4,050 MDU Resources Group, Inc. 81,162
1,827 National Fuel Gas Co. 116,873
40,978 NextEra Energy, Inc. 3,223,739
8,946 NiSource, Inc. 340,753
2,442 NRG Energy, Inc. 248,132
3,985 OGE Energy Corp. 175,181
42,684 PG&E Corp. 923,255
2,230 Pinnacle West Capital Corp. 208,951
14,736 PPL Corp. 514,728
9,954 Public Service Enterprise Group,
Inc. 938,662
12,641 Sempra 1,184,082
21,863 Southern Co. (The) 1,948,649
4,189 UGI Corp. 127,220
6,316 WEC Energy Group, Inc. 638,232
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
11,100 Xcel Energy, Inc. $ 805,416
24,584,824
TOTAL COMMON STOCKS
(Cost $454,765,982)
527,812,272
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,511,828 4.511% 1,511,828
(Cost $1,511,828)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $456,277,810)
529,324,100
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
127,837 4.541% 127,837
(Cost $127,837)
TOTAL INVESTMENTS – 99.8%
(Cost $456,405,647)
$ 529,451,937
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
884,122
NET ASSETS – 100.0%
$ 530,336,059
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-MINI RUSS 1000 VDEC24 20 12/20/24 $ 1,966,300 $ 78,529

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 9.3%
299,815 Alphabet, Inc., Class A $ 50,653,744
266,884 Alphabet, Inc., Class C 45,501,053
368,517 AT&T, Inc. 8,534,854
4,939 Charter Communications, Inc.,
Class A* 1,960,610
196,097 Comcast Corp., Class A 8,469,429
12,407 Electronic Arts, Inc. 2,030,654
12,169 Fox Corp., Class A 573,404
6,662 Fox Corp., Class B 297,991
7,502 Live Nation Entertainment, Inc.* 1,037,151
111,495 Meta Platforms, Inc., Class A 64,033,808
21,463 Netflix, Inc.* 19,033,603
10,052 Omnicom Group, Inc. 1,053,651
30,481 Pinterest, Inc., Class A* 924,184
25,616 ROBLOX Corp., Class A* 1,284,130
53,133 Snap, Inc., Class A* 627,501
7,372 Spotify Technology SA* 3,516,149
8,623 Take-Two Interactive Software,
Inc.* 1,624,401
24,874 T-Mobile US, Inc. 6,142,386
22,694 Trade Desk, Inc. (The), Class A* 2,917,314
216,769 Verizon Communications, Inc. 9,611,537
92,968 Walt Disney Co. (The) 10,920,951
114,665 Warner Bros Discovery, Inc.* 1,201,689
6,376 Warner Music Group Corp.,
Class A 207,347
242,157,541
Consumer Discretionary – 11.1%
22,085 Airbnb, Inc., Class A* 3,005,989
480,423 Amazon.com, Inc.* 99,875,137
13,944 Aptiv PLC* 774,310
863 AutoZone, Inc.* 2,735,313
9,987 Best Buy Co., Inc. 898,830
1,712 Booking Holdings, Inc. 8,905,790
51,147 Carnival Corp.* 1,300,668
5,740 Carvana Co.* 1,494,811
70,180 Chipotle Mexican Grill, Inc.* 4,317,474
56,097 Coupang, Inc. (South Korea)* 1,422,620
14,775 D.R. Horton, Inc. 2,493,725
6,194 Darden Restaurants, Inc. 1,091,816
1,811 Domino's Pizza, Inc. 862,380
16,510 DoorDash, Inc., Class A* 2,979,725
23,796 DraftKings, Inc., Class A* 1,038,695
25,010 eBay, Inc. 1,582,883
6,509 Expedia Group, Inc.* 1,201,692
9,060 Flutter Entertainment PLC
(United Kingdom)* 2,503,459
201,512 Ford Motor Co. 2,242,829
7,862 Garmin Ltd. 1,671,461
57,435 General Motors Co. 3,192,812
7,050 Genuine Parts Co. 893,447
12,398 Hilton Worldwide Holdings, Inc. 3,142,149
50,876 Home Depot, Inc. (The) 21,832,418
18,782 Las Vegas Sands Corp. 996,573
12,033 Lennar Corp., Class A 2,098,435
401 Lennar Corp., Class B 66,097
29,061 Lowe’s Cos., Inc. 7,917,088
5,502 Lululemon Athletica, Inc.* 1,764,271
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
12,188 Marriott International, Inc.,
Class A $ 3,523,429
36,727 McDonald's Corp. 10,871,559
2,405 MercadoLibre, Inc. (Brazil)* 4,774,334
60,744 NIKE, Inc., Class B 4,784,805
146 NVR, Inc.* 1,348,395
2,973 O'Reilly Automotive, Inc.* 3,696,093
10,807 PulteGroup, Inc. 1,461,863
16,890 Ross Stores, Inc. 2,615,754
11,320 Royal Caribbean Cruises Ltd. 2,762,759
56,967 Starbucks Corp. 5,836,839
142,605 Tesla, Inc.* 49,221,542
57,774 TJX Cos., Inc. (The) 7,261,614
5,616 Tractor Supply Co. 1,593,091
2,495 Ulta Beauty, Inc.* 964,667
14,377 Yum! Brands, Inc. 1,997,540
287,017,181
Consumer Staples – 5.6%
87,376 Altria Group, Inc. 5,045,090
25,306 Archer-Daniels-Midland Co. 1,381,708
2,502 Brown-Forman Corp., Class A 103,483
15,689 Brown-Forman Corp., Class B 660,193
9,825 Campbell Soup Co. 453,915
12,525 Church & Dwight Co., Inc. 1,379,378
6,338 Clorox Co. (The) 1,059,523
198,749 Coca-Cola Co. (The) 12,735,836
41,870 Colgate-Palmolive Co. 4,045,898
24,387 Conagra Brands, Inc. 671,862
8,079 Constellation Brands, Inc., Class
A 1,946,635
22,668 Costco Wholesale Corp. 22,030,576
11,204 Dollar General Corp. 865,733
10,661 Dollar Tree, Inc.* 759,809
11,015 Estee Lauder Cos., Inc. (The),
Class A 794,402
28,384 General Mills, Inc. 1,880,724
7,545 Hershey Co. (The) 1,328,901
14,848 Hormel Foods Corp. 481,521
13,281 Kellanova 1,079,612
98,702 Kenvue, Inc. 2,376,744
54,575 Keurig Dr Pepper, Inc. 1,781,874
17,299 Kimberly-Clark Corp. 2,410,616
40,491 Kraft Heinz Co. (The) 1,294,497
34,426 Kroger Co. (The) 2,102,740
12,916 McCormick & Co., Inc. 1,012,743
68,965 Mondelez International, Inc.,
Class A 4,479,277
36,106 Monster Beverage Corp.* 1,990,524
70,352 PepsiCo, Inc. 11,499,034
79,965 Philip Morris International, Inc. 10,640,143
120,345 Procter & Gamble Co. (The) 21,573,045
25,170 Sysco Corp. 1,940,859
23,674 Target Corp. 3,132,307
14,430 Tyson Foods, Inc., Class A 930,735
223,891 Walmart, Inc. 20,709,917
146,579,854
Energy – 3.3%
51,945 Baker Hughes Co. 2,282,983

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
11,656 Cheniere Energy, Inc. $ 2,611,060
87,189 Chevron Corp. 14,118,515
59,497 ConocoPhillips 6,445,905
38,255 Coterra Energy, Inc. 1,022,174
32,692 Devon Energy Corp. 1,240,661
9,144 Diamondback Energy, Inc. 1,623,883
29,097 EOG Resources, Inc. 3,877,466
227,595 Exxon Mobil Corp. 26,847,106
46,191 Halliburton Co. 1,471,645
14,236 Hess Corp. 2,095,254
100,610 Kinder Morgan, Inc. 2,844,245
17,115 Marathon Petroleum Corp. 2,672,507
35,824 Occidental Petroleum Corp. 1,811,978
29,857 ONEOK, Inc. 3,391,755
21,410 Phillips 66 2,868,512
73,089 Schlumberger NV 3,211,531
16,350 Valero Energy Corp. 2,273,958
62,480 Williams Cos., Inc. (The) 3,656,330
86,367,468
Financials – 13.9%
25,900 Aflac, Inc. 2,952,600
13,408 Allstate Corp. (The) 2,780,685
28,644 American Express Co. 8,727,254
32,983 American International Group,
Inc. 2,535,733
5,025 Ameriprise Financial, Inc. 2,884,199
10,065 Aon PLC, Class A 3,940,850
20,767 Apollo Global Management, Inc. 3,634,848
18,310 Arch Capital Group Ltd. 1,844,183
9,412 Ares Management Corp., Class A 1,663,383
11,143 Arthur J Gallagher & Co. 3,479,290
344,779 Bank of America Corp. 16,380,450
37,816 Bank of New York Mellon Corp.
(The) 3,095,996
67,688 Berkshire Hathaway, Inc., Class
B* 32,694,658
7,544 Blackrock, Inc. 7,716,003
36,716 Blackstone, Inc. 7,016,060
28,269 Block, Inc.* 2,503,220
19,368 Capital One Financial Corp. 3,718,850
5,415 Cboe Global Markets, Inc. 1,168,828
76,867 Charles Schwab Corp. (The) 6,361,513
20,635 Chubb Ltd. 5,957,944
7,953 Cincinnati Financial Corp. 1,271,128
95,430 Citigroup, Inc. 6,763,124
23,835 Citizens Financial Group, Inc. 1,147,417
18,394 CME Group, Inc. 4,377,772
10,160 Coinbase Global, Inc., Class A* 3,009,392
3,591 Corpay, Inc.* 1,368,817
12,766 Discover Financial Services 2,328,901
1,690 Everest Group Ltd. 654,976
13,284 Fidelity National Financial, Inc. 842,073
27,960 Fidelity National Information
Services, Inc. 2,384,988
34,876 Fifth Third Bancorp 1,676,141
29,295 Fiserv, Inc.* 6,473,023
13,165 Global Payments, Inc. 1,566,108
16,114 Goldman Sachs Group, Inc.
(The)
(a)
9,806,497
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
15,192 Hartford Financial Services
Group, Inc. (The) $ 1,873,326
73,811 Huntington Bancshares, Inc. 1,329,336
5,198 Interactive Brokers Group, Inc.,
Class A 993,286
29,053 Intercontinental Exchange, Inc. 4,676,371
145,373 JPMorgan Chase & Co. 36,302,546
47,885 KeyCorp 932,800
34,352 KKR & Co., Inc. 5,594,910
9,418 Loews Corp. 816,823
8,505 M&T Bank Corp. 1,871,015
673 Markel Group, Inc.* 1,199,905
25,156 Marsh & McLennan Cos., Inc. 5,867,134
42,015 Mastercard, Inc., Class A 22,391,474
30,035 MetLife, Inc. 2,649,988
8,139 Moody's Corp. 4,069,337
63,419 Morgan Stanley 8,346,575
3,968 MSCI, Inc. 2,419,012
21,101 Nasdaq, Inc. 1,751,172
10,497 Northern Trust Corp. 1,166,847
52,356 PayPal Holdings, Inc.* 4,542,930
20,456 PNC Financial Services Group,
Inc. (The) 4,392,312
12,078 Principal Financial Group, Inc. 1,051,873
30,096 Progressive Corp. (The) 8,092,213
18,271 Prudential Financial, Inc. 2,364,450
9,668 Raymond James Financial, Inc. 1,636,599
47,093 Regions Financial Corp. 1,283,755
6,677 Rocket Cos., Inc., Class A* 97,017
16,129 S&P Global, Inc. 8,427,564
15,467 State Street Corp. 1,523,654
20,771 Synchrony Financial 1,402,458
11,322 T. Rowe Price Group, Inc. 1,402,116
11,821 Travelers Cos., Inc. (The) 3,144,859
68,230 Truist Financial Corp. 3,253,206
77,178 US Bancorp 4,112,816
85,617 Visa, Inc., Class A 26,976,204
15,596 W R Berkley Corp. 1,006,722
174,383 Wells Fargo & Co. 13,282,753
5,291 Willis Towers Watson PLC 1,703,702
358,675,964
Health Care – 10.6%
88,753 Abbott Laboratories 10,541,194
90,446 AbbVie, Inc. 16,545,287
14,691 Agilent Technologies, Inc. 2,026,917
3,683 Align Technology, Inc.* 857,292
6,358 Alnylam Pharmaceuticals, Inc.* 1,609,019
27,462 Amgen, Inc. 7,768,176
33,436 Avantor, Inc.* 704,162
25,882 Baxter International, Inc. 872,482
14,900 Becton Dickinson & Co. 3,306,310
7,397 Biogen, Inc.* 1,188,180
75,653 Boston Scientific Corp.* 6,858,701
104,464 Bristol-Myers Squibb Co. 6,186,358
12,490 Cardinal Health, Inc. 1,526,778
8,981 Cencora, Inc. 2,259,170
27,381 Centene Corp.* 1,642,860
14,123 Cigna Group (The) 4,770,749
10,138 Cooper Cos., Inc. (The)* 1,059,015

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
64,681 CVS Health Corp. $ 3,871,158
32,969 Danaher Corp. 7,902,340
20,248 Dexcom, Inc.* 1,579,141
30,863 Edwards Lifesciences Corp.* 2,202,075
11,858 Elevance Health, Inc. 4,825,732
43,565 Eli Lilly & Co. 34,649,423
21,953 GE HealthCare Technologies,
Inc. 1,826,929
63,964 Gilead Sciences, Inc. 5,921,787
9,560 HCA Healthcare, Inc. 3,128,223
11,961 Hologic, Inc.* 950,899
6,195 Humana, Inc. 1,836,074
4,237 IDEXX Laboratories, Inc.* 1,786,955
8,113 Illumina, Inc.* 1,169,489
18,201 Intuitive Surgical, Inc.* 9,864,942
9,163 IQVIA Holdings, Inc.* 1,840,297
123,357 Johnson & Johnson 19,121,569
4,353 Labcorp Holdings, Inc. 1,049,769
6,650 McKesson Corp. 4,179,525
66,079 Medtronic PLC 5,718,477
129,885 Merck & Co., Inc. 13,201,511
1,096 Mettler-Toledo International,
Inc.* 1,371,315
17,006 Moderna, Inc.* 732,278
292,170 Pfizer, Inc. 7,657,776
5,713 Quest Diagnostics, Inc. 929,277
5,398 Regeneron Pharmaceuticals,
Inc.* 4,049,688
7,453 ResMed, Inc. 1,855,946
19,292 Royalty Pharma PLC, Class A 514,325
5,049 STERIS PLC 1,106,034
16,307 Stryker Corp. 6,394,790
19,554 Thermo Fisher Scientific, Inc. 10,356,385
47,249 UnitedHealth Group, Inc. 28,831,340
7,551 Veeva Systems, Inc., Class A* 1,720,495
13,261 Vertex Pharmaceuticals, Inc.* 6,207,872
3,026 Waters Corp.* 1,164,163
3,788 West Pharmaceutical Services,
Inc. 1,233,676
10,709 Zimmer Biomet Holdings, Inc. 1,200,479
23,215 Zoetis, Inc. 4,068,429
275,743,233
Industrials – 8.3%
28,328 3M Co. 3,782,638
11,811 AMETEK, Inc. 2,295,822
20,870 Automatic Data Processing, Inc. 6,405,629
29,974 Boeing Co. (The)* 4,659,159
6,033 Broadridge Financial Solutions,
Inc. 1,423,909
43,191 Carrier Global Corp. 3,341,688
24,830 Caterpillar, Inc. 10,083,711
17,736 Cintas Corp. 4,004,611
43,501 Copart, Inc.* 2,757,528
100,324 CSX Corp. 3,666,842
6,995 Cummins, Inc. 2,623,405
12,797 Deere & Co. 5,962,122
32,932 Delta Air Lines, Inc. 2,101,720
7,129 Dover Corp. 1,467,861
20,396 Eaton Corp. PLC 7,657,066
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
29,272 Emerson Electric Co. $ 3,881,467
6,245 Equifax, Inc. 1,633,442
7,355 Expeditors International of
Washington, Inc. 894,662
29,294 Fastenal Co. 2,447,807
11,636 FedEx Corp. 3,521,868
9,942 Ferguson Enterprises, Inc. 2,146,776
18,032 Fortive Corp. 1,430,479
14,034 GE Vernova, Inc.* 4,689,040
11,621 General Dynamics Corp. 3,300,480
55,400 General Electric Co. 10,091,664
33,284 Honeywell International, Inc. 7,752,842
20,668 Howmet Aerospace, Inc. 2,446,678
15,114 Illinois Tool Works, Inc. 4,194,437
20,736 Ingersoll Rand, Inc. 2,160,069
4,230 J.B. Hunt Transport Services, Inc. 799,935
34,489 Johnson Controls International
PLC 2,892,248
9,684 L3Harris Technologies, Inc. 2,384,685
6,998 Leidos Holdings, Inc. 1,157,469
12,203 Lockheed Martin Corp. 6,460,390
11,155 Masco Corp. 898,647
11,620 Norfolk Southern Corp. 3,205,377
7,487 Northrop Grumman Corp. 3,666,010
9,814 Old Dominion Freight Line, Inc. 2,209,524
20,519 Otis Worldwide Corp. 2,113,047
26,469 PACCAR, Inc. 3,096,873
6,529 Parker-Hannifin Corp. 4,589,234
16,504 Paychex, Inc. 2,414,040
7,383 Quanta Services, Inc. 2,543,591
10,598 Republic Services, Inc. 2,313,543
5,870 Rockwell Automation, Inc. 1,732,472
15,222 Rollins, Inc. 766,123
68,395 RTX Corp. 8,332,563
2,659 Snap-on, Inc. 983,006
30,486 Southwest Airlines Co. 986,527
11,175 SS&C Technologies Holdings,
Inc. 864,275
9,754 Textron, Inc. 835,235
11,535 Trane Technologies PLC 4,801,098
2,806 TransDigm Group, Inc. 3,515,834
9,915 TransUnion 1,006,373
103,893 Uber Technologies, Inc.* 7,476,140
31,389 Union Pacific Corp. 7,679,633
16,782 United Airlines Holdings, Inc.* 1,625,001
37,200 United Parcel Service, Inc.,
Class B 5,048,784
3,369 United Rentals, Inc. 2,917,554
7,413 Verisk Analytics, Inc. 2,180,979
17,462 Vertiv Holdings Co., Class A 2,228,151
2,273 W.W. Grainger, Inc. 2,739,738
20,545 Waste Management, Inc. 4,688,780
9,158 Westinghouse Air Brake
Technologies Corp. 1,837,278
12,184 Xylem, Inc. 1,544,322
217,359,901
Information Technology – 31.3%
32,091 Accenture PLC, Class A (Ireland) 11,628,816
22,537 Adobe, Inc.* 11,627,514

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
82,463 Advanced Micro Devices, Inc.* $ 11,311,862
7,640 Akamai Technologies, Inc.* 718,313
5,891 Amdocs Ltd. 510,868
60,986 Amphenol Corp., Class A 4,430,633
25,345 Analog Devices, Inc. 5,526,477
4,434 ANSYS, Inc.* 1,556,777
758,581 Apple, Inc. 180,034,029
42,146 Applied Materials, Inc. 7,363,328
11,498 AppLovin Corp., Class A* 3,871,952
12,353 Arista Networks, Inc.* 5,013,094
4,913 ARM Holdings PLC ADR* 659,767
8,190 Atlassian Corp., Class A* 2,158,720
11,106 Autodesk, Inc.* 3,241,841
234,617 Broadcom, Inc. 38,026,723
13,993 Cadence Design Systems, Inc.* 4,293,192
6,905 CDW Corp. 1,214,797
204,528 Cisco Systems, Inc. 12,110,103
15,267 Cloudflare, Inc., Class A* 1,524,105
26,063 Cognizant Technology Solutions
Corp., Class A 2,097,811
39,456 Corning, Inc. 1,920,324
11,731 Crowdstrike Holdings, Inc.,
Class A* 4,058,574
15,460 Datadog, Inc., Class A* 2,361,515
15,443 Dell Technologies, Inc., Class C 1,970,372
6,807 Enphase Energy, Inc.* 485,679
1,230 Fair Isaac Corp.* 2,921,287
31,467 Fortinet, Inc.* 2,990,938
3,914 Gartner, Inc.* 2,027,178
28,400 Gen Digital, Inc. 876,140
3,887 GLOBALFOUNDRIES, Inc.* 168,113
66,108 Hewlett Packard Enterprise Co. 1,402,812
50,588 HP, Inc. 1,792,333
2,492 HubSpot, Inc.* 1,796,857
219,445 Intel Corp. 5,277,652
47,361 International Business Machines
Corp. 10,770,365
14,030 Intuit, Inc. 9,003,472
8,925 Keysight Technologies, Inc.* 1,524,747
6,933 KLA Corp. 4,485,859
66,299 Lam Research Corp. 4,898,170
43,974 Marvell Technology, Inc. 4,075,950
27,461 Microchip Technology, Inc. 1,872,016
56,956 Micron Technology, Inc. 5,578,840
375,875 Microsoft Corp. 159,168,028
3,592 MongoDB, Inc.* 1,158,384
2,422 Monolithic Power Systems, Inc. 1,374,824
8,599 Motorola Solutions, Inc. 4,296,920
10,553 NetApp, Inc. 1,294,220
1,207,553 NVIDIA Corp. 166,944,202
22,083 ON Semiconductor Corp.* 1,570,543
82,979 Oracle Corp. 15,337,838
101,152 Palantir Technologies, Inc., Class
A* 6,785,276
16,480 Palo Alto Networks, Inc.* 6,391,274
57,039 QUALCOMM, Inc. 9,042,393
5,473 Roper Technologies, Inc. 3,100,126
47,565 Salesforce, Inc. 15,695,974
9,908 Seagate Technology Holdings
PLC 1,003,978
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
10,544 ServiceNow, Inc.* $ 11,065,295
8,152 Skyworks Solutions, Inc. 714,034
16,214 Snowflake, Inc., Class A* 2,834,207
25,614 Super Micro Computer, Inc.* 836,041
7,884 Synopsys, Inc.* 4,403,135
15,818 TE Connectivity PLC
(Switzerland) 2,390,416
7,954 Teradyne, Inc. 874,940
46,586 Texas Instruments, Inc. 9,365,184
12,664 Trimble, Inc.* 924,092
4,467 VeriSign, Inc.* 836,133
17,466 Western Digital Corp.* 1,274,843
10,646 Workday, Inc., Class A* 2,661,394
2,616 Zebra Technologies Corp., Class
A* 1,064,712
13,583 Zoom Communications, Inc.,
Class A* 1,123,178
4,768 Zscaler, Inc.* 985,021
815,696,520
Materials – 2.0%
11,243 Air Products and Chemicals, Inc. 3,758,872
74,104 Amcor PLC 788,467
15,889 Ball Corp. 987,660
5,692 Celanese Corp. 416,711
36,050 Corteva, Inc. 2,243,752
35,000 CRH PLC 3,579,450
36,296 Dow, Inc. 1,604,646
19,420 DuPont de Nemours, Inc. 1,623,318
12,972 Ecolab, Inc. 3,227,044
73,284 Freeport-McMoRan, Inc. 3,239,153
13,089 International Flavors &
Fragrances, Inc. 1,195,811
17,632 International Paper Co. 1,037,291
24,435 Linde PLC 11,264,291
13,081 LyondellBasell Industries NV,
Class A 1,090,170
3,165 Martin Marietta Materials, Inc. 1,899,000
59,108 Newmont Corp. 2,478,989
12,349 Nucor Corp. 1,910,267
4,543 Packaging Corp. of America 1,130,526
12,057 PPG Industries, Inc. 1,499,529
11,939 Sherwin-Williams Co. (The) 4,744,559
4,469 Southern Copper Corp. (Mexico) 448,464
6,815 Vulcan Materials Co. 1,963,606
52,131,576
Real Estate – 2.1%
7,999 Alexandria Real Estate Equities,
Inc. REIT 881,730
23,995 American Tower Corp. REIT 5,014,955
7,293 AvalonBay Communities, Inc.
REIT 1,716,408
15,871 CBRE Group, Inc., Class A* 2,221,781
20,802 CoStar Group, Inc.* 1,692,035
22,149 Crown Castle, Inc. REIT 2,353,331
16,740 Digital Realty Trust, Inc. REIT 3,275,851
4,808 Equinix, Inc. REIT 4,718,956
17,542 Equity Residential REIT 1,344,770
3,260 Essex Property Trust, Inc. REIT 1,012,100

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
10,721 Extra Space Storage, Inc. REIT $ 1,832,862
36,239 Healthpeak Properties, Inc. REIT 796,896
29,373 Invitation Homes, Inc. REIT 1,006,025
14,865 Iron Mountain, Inc. REIT 1,838,354
5,984 Mid-America Apartment
Communities, Inc. REIT 982,333
47,519 Prologis, Inc. REIT 5,549,269
8,117 Public Storage REIT 2,825,122
44,894 Realty Income Corp. REIT 2,598,914
5,507 SBA Communications Corp.
REIT 1,245,959
16,659 Simon Property Group, Inc.
REIT 3,058,592
20,606 Ventas, Inc. REIT 1,320,226
53,050 VICI Properties, Inc. REIT 1,729,960
31,225 Welltower, Inc. REIT 4,314,670
37,541 Weyerhaeuser Co. REIT 1,211,073
54,542,172
Utilities – 2.3%
12,915 Alliant Energy Corp. 816,228
13,408 Ameren Corp. 1,265,581
26,998 American Electric Power Co.,
Inc. 2,696,020
9,987 American Water Works Co., Inc. 1,367,620
7,693 Atmos Energy Corp. 1,164,105
3,645 Avangrid, Inc. 131,584
32,398 CenterPoint Energy, Inc. 1,056,823
15,238 CMS Energy Corp. 1,062,241
17,699 Consolidated Edison, Inc. 1,780,342
16,019 Constellation Energy Corp. 4,109,835
42,884 Dominion Energy, Inc. 2,519,435
10,532 DTE Energy Co. 1,324,715
39,536 Duke Energy Corp. 4,627,689
19,637 Edison International 1,723,147
10,806 Entergy Corp. 1,687,573
17,904 Eversource Energy 1,154,629
50,965 Exelon Corp. 2,016,175
27,950 FirstEnergy Corp. 1,189,272
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
105,301 NextEra Energy, Inc. $ 8,284,030
109,757 PG&E Corp. 2,374,044
37,833 PPL Corp. 1,321,507
25,614 Public Service Enterprise Group,
Inc. 2,415,400
32,340 Sempra 3,029,288
55,856 Southern Co. (The) 4,978,445
17,357 Vistra Corp. 2,774,343
16,188 WEC Energy Group, Inc. 1,635,797
28,248 Xcel Energy, Inc. 2,049,675
60,555,543
TOTAL COMMON STOCKS
(Cost $2,034,836,223)
2,596,826,953
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,201,905 4.511% 2,201,905
(Cost $2,201,905)
TOTAL INVESTMENTS – 99.9%
(Cost $2,037,038,128)
$ 2,599,028,858
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
2,923,852
NET ASSETS – 100.0%
$ 2,601,952,710
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 9 12/20/24 $ 2,723,175 $ 68,382

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
November 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker or receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying
Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2024:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
MarketBeta
®
Emerging Markets Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 3,124,041 $ — $ —
Asia 93,492,316 2,516,225 —
Europe 930,775 — —
North America 2,023,511 — —
Oceania 14,868 — —
South America 4,226,014 1,236,021 —
Exchange-Traded Fund 316,804 — —
Investment Company 1,287,107 — —
Securities Lending Reinvestment Vehicle 673,566 — —
Total
$ 106,089,002 $ 3,752,246 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (4,299) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 2,043,214 $ — $ —
Asia 284,074,601 208,844 —
Europe 430,300,067 2,329,225 —
North America 74,318,059 954,626 —
Oceania 73,411,182 — —
South America 612,173 — —
Investment Company 1,659,145 — —
Securities Lending Reinvestment Vehicle 8,381,942 — —
Total
$ 874,800,383 $ 3,492,695 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (192,099) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
Russell 1000 Growth Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 418,364 $ — $ —
North America 331,174,289 — —
South America 573,385 — —
Investment Company 236,561 — —
Securities Lending Reinvestment Vehicle 15,603 — —
Total
$ 332,418,202 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
Russell 1000 Value Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 53,108 $ — $ —
Europe 4,966,211 — —
North America 522,696,927 — —
South America 96,026 — —
Investment Company 1,511,828 — —
Securities Lending Reinvestment Vehicle 127,837 — —
Total
$ 529,451,937 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 78,529 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
U.S. Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,422,620 $ — $ —
Europe 16,522,691 — —
North America 2,574,107,308 — —
South America 4,774,334 — —
Investment Company 2,201,905 — —
Total
$ 2,599,028,858 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 68,382 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of November 30, 2023, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A
Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a
Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each
Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders.
In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specificed size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe BZX
Exchange, Inc. and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)